                                       REGISTRATION NO. 33-06547/811-4717

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         PRE-EFFECTIVE AMENDMENT NO. / /


                       POST-EFFECTIVE AMENDMENT NO. 28 /X/

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/


                              AMENDMENT NO. 29 /X/

                        (Check appropriate box or boxes.)

                          SAFECO RESOURCE SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                    4854 - 154th PLACE NE, REDMOND, WA 98052
                (Address of Principal Executive Offices) ZIP Code


                    Registrant's Telephone Number, including

                             Area Code: 425-376-8203

                      NAME AND ADDRESS OF AGENT FOR SERVICE

                                 Roger F. Harbin

                              4854 - 154th Place NE
                                Redmond, WA 98052

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

/ / immediately upon filing pursuant to paragraph (b)

/X/ on April 30, 2004 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on _______________ pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on ____________ pursuant to paragraph (a)(2) of Rule 485

                                     PART A

[SAFECO(TM) LOGO]

SAFECO RESOURCE SERIES TRUST
PROSPECTUS

BOND PORTFOLIO


APRIL 30, 2004


AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Safeco(R) and the Safeco logo are trademarks of Safeco Corporation.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified retirement plan"). You should not confuse the Portfolio with any other Safeco mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


Table of Contents


                                                                               PAGE
BOND PORTFOLIO                                                                   1

ADDITIONAL INVESTMENT INFORMATION
General Investment Risks                                                         5
Policy to Discourage Abusive Market Timing                                       6
Information About the Trust                                                      6
Management                                                                       7
Proxy Voting                                                                     7
Financial Highlights                                                             7
Distributions and Tax Considerations                                             9
Calculation of Share Price                                                       9
Additional Expense Information                                                   9
Purchasing and Redeeming Shares                                                 10
Abusive Trading Practices                                                       10

FOR MORE INFORMATION                                                            11

   BOND PORTFOLIO

   This Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital.


   PRINCIPAL INVESTMENT STRATEGIES

   To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, most of which are medium-term.


   The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.


   The Portfolio may invest significantly in debt securities of the following sectors: domestic industrials, domestic utilities, supranationals, Yankee and foreign. The Portfolio may also invest in below investment-grade debt securities ("junk" or "high-risk" bonds).


   The advisor analyzes each security it considers for purchase on a stand-alone basis and on how the security fits in with other assets of the Portfolio. The advisor will consider:

-  the price of the security relative to its rating and market sector;

- structural features, such as an issuer's right to buy the bond back at a stated price (a "call"), or the Portfolio's right to require the issuer to buy the bond back at a stated price (a "put");

- the effect the security might have on the existing diversification of Portfolio assets and allocation among various market sectors; and

- the effect the security might have on the yield and sensitivity to interest rate changes of the Portfolio's assets overall.

   The Portfolio may sell a security if:

-  a different sector of the market is more attractive;

-  another security within the same market sector offers a better value;

-  the advisor is concerned about an issuer's credit risk;

-  the security becomes fully valued; or

-  cash is needed to meet shareholder redemptions.


   The advisor may use the rating services provided by Moody's, S&P, or Fitch. Bond ratings indicate an issuer's financial strength and ability to meet its debt obligations. The advisor determines a comparable rating for unrated bonds.


   PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
   Loss of money is a risk of investing in the Portfolio. The Portfolio is subject to interest rate risk. Generally, when market interest rates rise, the price of the Portfolio's debt securities will fall. This risk is greater for longer-maturity securities.


   Although securities in the top four rating categories are considered "investment grade," Moody's and others consider bonds rated "Baa" to have speculative characteristics. These lower-quality securities may be subject to greater risk of repayment default, particularly during economic downturns and periods of rising interest rates. Below investment-grade debt securities generally have greater volatility, reduced liquidity and a much higher risk of repayment default.


   During periods of declining interest rates, mortgage holders may be more likely to pay off their loans early. These prepayment fluctuations may decrease the overall investment returns of the Portfolio. The underlying borrower(s) of an asset-backed security may default on the loan and the recovered collateral may not be sufficient to cover the interest and principal payments.


   Risks associated with mortgage-backed securities, such as interest rate risk and prepayment risk may be amplified if the investment is in a collateralized mortgage obligation (CMO). CMOs that pay interest at floating rates or are subject to interest rate adjustments may be more volatile than fixed-rate obligations.


   In addition to credit risk, market risk and liquidity risk, bonds of foreign issuers have risks not associated with bonds of domestic issuers. Yankee sector bonds carry the risk of nationalization of the issuer, confiscatory taxation by the foreign government and establishment of controls by the foreign government that would inhibit the remittance due to the Portfolio. Eurodollar bonds are subject to the risk that a foreign government might prevent dollar-denominated funds from flowing across its borders. To the extent that the Portfolio owns bonds denominated in foreign currencies, it could lose money as a result of unfavorable currency exchange rates.

   This Portfolio may be suitable for you if you want higher current income than a stable-priced money market fund, but greater price stability than a longer-term bond fund.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   PERFORMANCE

   Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a widely recognized index of government and corporate bonds, mortgage-backed securities and asset-backed securities, such as the Lehman Brothers Aggregate Bond Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance may be lower or higher than the performance shown.


[CHART]

   ANNUAL TOTAL RETURNS


   YEAR END
   1994           -2.93%
   1995           17.87%
   1996            0.54%
   1997            8.41%
   1998            8.90%
   1999           -3.99%
   2000           11.79%
   2001            7.28%
   2002            7.79%
   2003            3.28%


   During the ten-year period shown in the bar chart, the highest quarterly return was 5.96% for the quarter ended June 30, 1995; and the lowest quarterly return was -3.15% for the quarter ended March 31, 1994.


   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003



                                                     1 YEAR      5 YEARS    10 YEARS
   BOND PORTFOLIO                                     3.28%        5.09%      5.70%

   LEHMAN BROTHERS AGGREGATE BOND INDEX*              4.10%        6.62%      6.95%


   * The Lehman Brothers Aggregate Bond Index, an unmanaged index of securities from the Lehman Brothers Gov't/Corp. Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

   FEES AND EXPENSES

   There are fees and expenses you will pay if you invest in the Portfolio. The table and the example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the variable insurance product prospectus or qualified retirement plan disclosure document for more details.


   FEES AND EXPENSES OF THE PORTFOLIO


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Redemption Fees                                                                         None
   Sales Charge or Deferred Sales Charge                                                   None

   ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
   Management Fees                                                                         0.74%
   12b-1 Fees                                                                              None
   Other Expenses                                                                          0.12%
   Total Annual Portfolio Operating Expenses                                               0.86%


   EXAMPLE
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


   1 YEAR      3 YEARS      5 YEARS      10 YEARS
   $   88      $   274      $   477      $  1,061



   THE BOND PORTFOLIO HAS BEEN CO-MANAGED BY GREG CARD, CFA, ASSISTANT VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY, TIM HOKARI, ASSISTANT VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY, LESLEY FOX, ASSISTANT VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY, AND NANCY MCFADDEN OF SAFECO ASSET MANAGEMENT COMPANY, SINCE 2004. MR. CARD JOINED SAFECO ASSET MANAGEMENT COMPANY IN 2001 AS A PORTFOLIO MANAGER. FROM 1998 TO 2001, MR. CARD WAS A PORTFOLIO MANAGER AT GE FINANCIAL ASSURANCE. MR. HOKARI AND MS. FOX BOTH JOINED SAFECO ASSET MANAGEMENT COMPANY AS PORTFOLIO MANAGERS IN 2000. FROM 1994 TO 1999, MR. HOKARI WAS WITH GE FINANCIAL ASSURANCE WHERE HE WAS AN ASSISTANT VICE PRESIDENT AND PORTFOLIO CO-MANAGER. FROM 1994 TO 2000, MS. FOX MANAGED SHORT-TERM FUNDS FOR KING COUNTY, OFFICE OF FINANCE, TREASURY DEPARTMENT IN THE STATE OF WASHINGTON. MS. MCFADDEN JOINED SAFECO ASSET MANAGEMENT IN COMPANY 2001 AS A FIXED INCOME ANALYST. FROM 1995 TO 2001,
   MS. MCFADDEN WAS AN ANALYST WITH GE FINANCIAL ASSURANCE. MR. CARD,
   MR. HOKARI, MS. FOX, AND MS. MCFADDEN ALSO MANAGE PUBLICLY AVAILABLE SAFECO FUNDS.

   ADDITIONAL INVESTMENT INFORMATION


   This prospectus describes the Portfolio's investment objective and some of the policies and strategies by which the Portfolio intends to achieve its goal. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio may exceed investment percentage limits if, after the Portfolio's investment, market movements cause asset values to change. However, the Portfolio will adjust its holdings to the extent such changes in asset values impact the Portfolio's borrowing limits or liquidity policies. More information about the Portfolio's policies and strategies is in the Statement of Additional Information (SAI).

   INVESTMENT OBJECTIVE AND PORTFOLIO NAME CHANGES WITHOUT SHAREHOLDER APPROVAL. Changes to the Portfolio's fundamental investment policies require shareholder approval. However, the Portfolio may, with approval from its Board of Trustees, change its investment objective and change a Portfolio name that suggests a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

   TEMPORARY DEFENSIVE STRATEGIES. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. The Portfolio taking a temporary defensive position may not achieve its investment objective.

   PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in "Financial Highlights."


   GENERAL INVESTMENT RISKS

   It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in bond mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See "Principal Risks of Investing in the Portfolio." You should also see the SAI for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine if this Portfolio is right for you.


   CREDIT RISK. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.


   CURRENCY EXCHANGE RATE RISK. Unfavorable currency exchange rates can cause the value of foreign securities to decline in value or make investing in foreign securities more expensive.

   DEFLATION RISK. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

   FOREIGN INVESTMENT RISK. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.

   INFLATION RISK. High inflation can erode the dollar value of debt securities.

   INTEREST RATE RISK. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

   LIQUIDITY RISK. A security may not be able to be readily sold at a fair price. Securities subject to liquidity risk include below investment-grade debt securities.

   MARKET RISK. Market activity and changes in investor perceptions may cause the price of bonds or other securities to decline in value, causing your investment to be worth less than when you bought it.

   MARKET-TIMING RISK. Some investors try to profit by shifting money in and out of mutual funds as part of a short-term trading strategy to exploit daily price fluctuations. Excessive short-term trading can be disruptive to efficient Portfolio management and increases Portfolio transaction costs associated with buying and selling securities. These costs are borne directly by all Portfolio shareholders, including long-term investors who do not generate these costs. See "Policy to Discourage Abusive Market Timing" for a summary of measures that Safeco Mutual Funds has adopted in order to discourage abusive market timing or to compensate the Portfolio for the costs associated with it.

   Some mutual funds are more likely targets of market timers than others. International funds are often targeted to take advantage of time zone and currency exchange rate arbitrage made possible by the differences between the close of foreign securities markets and the next opening of U.S. securities markets. Mutual funds holding more volatile securities of smaller capitalized companies are also sometimes targeted. To the extent a fund family or insurance company discourages market timing through a variety of methods, the exposure to market-timing risk can be significantly reduced.


   REGULATORY RISK. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

   STRATEGY RISK. Strategies the advisor uses to achieve the Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.


   POLICY TO DISCOURAGE ABUSIVE MARKET TIMING
   Safeco Mutual Funds does not encourage or recommend market-timing investment strategies and, to the extent practicable, takes certain measures to limit the Portfolio's exposure to abusive market timing. These measures include:

-  fair valuing securities for which accurate market prices are not available;

-  monitoring large trades;

-  non-discriminatory disclosure of Portfolio holdings;

-  refusing purchases determined to be abusive market timing; and

- monitoring individual trades in the Portfolio by affiliated investment professionals.

   Market timers can go to great lengths to avoid detection. You should understand that, despite our efforts, there is still a possibility that abusive market timing will occur.


   INFORMATION ABOUT THE TRUST

   The Portfolio is a series of the Safeco Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable insurance products. The Portfolio may also be offered directly to qualified retirement plans.

   Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified retirement plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified retirement plans were to withdraw their investments in the Portfolio as a result of any such conflict, the Portfolio might be forced to sell securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified retirement plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

   MANAGEMENT

   Safeco Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for implementing the investment strategies for the Portfolio. It provides investment research, advice, and supervision in the ongoing management of the Portfolio.

   SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

   Safeco Corporation announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

   If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. The Portfolio will not bear any of the expenses of the sale.

   The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.

   The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM an advisory fee of 0.74% of average daily net assets for the year ended December 31, 2003.

   The Portfolio and SAM have received an exemptive order from the Securities and Exchange Commission (SEC) that, if ratified by the Portfolio's shareholders, permits SAM, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders if there is a change of sub-advisor or terms of a sub-advisory agreement.

   PROXY VOTING
   As a shareholder in the various portfolio companies, the Portfolio has the right to vote proxies. A description of the Portfolio's proxy voting policies and procedures is available online at www.safecofinancial.com and in the SAI. To request a free copy of the SAI, call 1-800-472-3326.

   Starting August 31, 2004, the Portfolio's most recent proxy voting record, as filed with the SEC, will be publicly available online at www.safecofinancial.com and on the SEC's Web site at http://www.sec.gov.


   FINANCIAL HIGHLIGHTS

   Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect charges imposed by the variable insurance product or qualified retirement plan through which you invest and would be lower if they did. This information has been audited by Ernst & Young LLP, the Portfolio's independent auditor, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI, which is available upon request.

   BOND PORTFOLIO
   (For a Share Outstanding Throughout the Period)

                                                                    FOR THE YEAR ENDED DECEMBER 31
   --------------------------------------------------------------------------------------------------------------------
                                                   2003            2002          2001           2000           1999
   --------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AT BEGINNING OF PERIOD       $     11.39    $     11.12    $     10.92    $     10.33    $     11.41

   INCOME (LOSS) FROM INVESTMENT OPERATIONS
      Net Investment Income                            0.46           0.52           0.59           0.63           0.62
      Net Realized and Unrealized Gain
      (Loss) on Investments                           (0.09)          0.35           0.20           0.59          (1.07)
   --------------------------------------------------------------------------------------------------------------------

     Total From Investment Operations                  0.37           0.87           0.79           1.22          (0.45)

   LESS DISTRIBUTIONS
      Dividends From Net Investment Income            (0.52)         (0.60)         (0.59)         (0.63)         (0.62)
      Distributions From Realized Gains                   -              -              -              -          (0.01)
   --------------------------------------------------------------------------------------------------------------------

     Total Distributions                              (0.52)         (0.60)         (0.59)         (0.63)         (0.63)
   --------------------------------------------------------------------------------------------------------------------

   NET ASSET VALUE AT END OF PERIOD             $     11.24    $     11.39    $     11.12    $     10.92    $     10.33
   ====================================================================================================================

   TOTAL RETURN                                        3.28%          7.79%          7.28%         11.79%         (3.99%)

   NET ASSETS AT END OF PERIOD (000'S)          $    51,565    $    51,201    $    44,847    $    36,743    $    28,131

   RATIOS TO AVERAGE NET ASSETS:
     Expenses                                          0.86%          0.84%          0.82%          0.90%          0.91%
     Net Investment Income                             3.79%          4.87%          5.56%          6.03%          5.33%

   PORTFOLIO TURNOVER RATE                               56%            87%           133%           104%           147%

   DISTRIBUTIONS AND TAX CONSIDERATIONS

   The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified retirement plans). All dividends and distributions are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes.


   CALCULATION OF SHARE PRICE

   The net asset value of a Portfolio share (NAV) is, generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of the Portfolio's net assets by the number of shares that are outstanding. On holidays or other days when the NYSE is closed, the NAV is not calculated and the Portfolio does not transact purchase or redemption requests.

   The Portfolio's Board of Trustees has adopted procedures to value securities held by a Portfolio, in general, based on market value.

   Market value information for the Portfolio's investment holdings is obtained from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

   When reliable market quotations are not available, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. When fair-value pricing is used, the prices used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.

   To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

   ADDITIONAL EXPENSE INFORMATION
   REVENUE SHARING. Safeco Securities, Inc. and its affiliates may pay broker-dealers and other marketers fees for various levels of marketing support and exposure and may be willing to contribute financially to take part in various events hosted or sponsored by various marketing organizations (i.e., "pay-to-play"). These relationship arrangement payments are not made with Portfolio assets. In addition, the Portfolio's investment advisor, SAM, enters into administrative service agreements with various insurance companies and their separate accounts that offer the Portfolio as an investment option in variable insurance products. These payments are for administrative services in connection with record keeping, mailing statements and reports, periodic prospectus supplements, and proxy materials. In the case of affiliates, administrative services may also include accounting, legal, and compliance services. These payments are made by SAM and are not specifically for sales, distribution, shelf space, marketing support, or exposure to sales forces.

   SOFT-DOLLAR ARRANGEMENTS. Under "soft-dollar" arrangements, mutual fund investment advisors use part of the brokerage commissions they pay to broker-dealers for executing trades to obtain research and other services. These arrangements can create incentives for investment advisors to trade excessively or use broker-dealers who otherwise do not provide best execution of Portfolio trades or promise favored distribution arrangements to obtain more soft-dollar services, thereby increasing shareholders' costs. See the SAI for information regarding the Portfolio's brokerage practices.

   PORTFOLIO BROKERAGE COMMISSION. SAM attempts to obtain brokerage services for Portfolio trades from broker-dealers who consistently provide timely execution of trades at the lowest price ("best execution"). In situations involving thinly traded securities, SAM will occasionally use broker-dealers with expertise in such securities even though the commission may not be the lowest available. SAM has not entered into brokerage arrangements whereby trades are directed to specific broker-dealers in return for marketing or sales commitments with respect to Portfolio shares or other products and services offered by SAM's affiliates.


   PURCHASING AND REDEEMING SHARES

   A purchase or redemption order will be priced at the next NAV calculated after the order has been placed with the Portfolio or its authorized agent. Shares of the Portfolio are purchased and redeemed by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified retirement plans. Owners of variable insurance products and qualified retirement plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified retirement plan is responsible for properly transmitting purchase and sale orders.

   Recent SEC proposals, with few limited exceptions, would require that all trades, including those through intermediaries (including some separate accounts and qualified retirement plans), be received by the Portfolio prior to the close of the NYSE in order to receive that day's NAV. Currently, these exceptions include registered variable insurance product separate accounts, but not qualified retirement plans. Unless exempted from the final rule, trade orders may have to be placed with intermediaries well in advance of the NYSE close to allow the intermediary time to aggregate and transmit orders to the Portfolio. Shareholders are advised to inquire regarding an intermediary's trading policies and procedures.

   In unusual circumstances, such as when the NYSE is closed or the SEC declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.


   ABUSIVE TRADING PRACTICES

   The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs that must be indirectly borne by other shareholders. To minimize this result, we reserve the right to refuse any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control. If we refuse a purchase order or exchange, we will notify the participating insurance company or qualified retirement plan through which you invest and return any money.

   FOR MORE INFORMATION
   If you would like more information about the Portfolio, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS

   Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for the respective reporting period.


   STATEMENT OF ADDITIONAL INFORMATION (SAI)

   The SAI provides more detailed information about the Portfolio. A current SAI is on file with the SEC, is incorporated herein by reference, and is legally considered part of this prospectus.


   You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

   Safeco Securities, Inc.
   4854 154th PL NE
   Redmond, WA 98052


   Telephone: 1-800-472-3326

   Web site: www.safecofinancial.com

   You can review and copy the Trust's reports and SAI at the SEC Public Reference Room. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the SEC Public Reference Section, Washington, DC 20549-0102.


   Investment Company Act File No. 811-4717

[SAFECO LOGO(TM)]
SAFECO RESOURCE SERIES TRUST
PROSPECTUS


CORE EQUITY PORTFOLIO
(FORMERLY EQUITY PORTFOLIO)



APRIL 30, 2004


AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Safeco(R) and the Safeco logo are trademarks of Safeco Corporation.

   A WORD ABOUT THE PORTFOLIO


   The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified retirement plan"). You should not confuse the Portfolio with any other Safeco mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


   Table of Contents


                                                                               PAGE
   CORE EQUITY PORTFOLIO                                                         1

   ADDITIONAL INVESTMENT INFORMATION
   General Investment Risks                                                      5
   Policy to Discourage Abusive Market Timing                                    6
   Information About the Trust                                                   6
   Management                                                                    6
   Proxy Voting                                                                  7
   Financial Highlights                                                          7
   Distributions and Tax Considerations                                          9
   Calculation of Share Price                                                    9
   Additional Expense Information                                                9
   Purchasing and Redeeming Shares                                              10
   Abusive Trading Practices                                                    10

   FOR MORE INFORMATION                                                         11

   CORE EQUITY PORTFOLIO

   This Portfolio seeks long-term growth of capital and reasonable current income.


   PRINCIPAL INVESTMENT STRATEGIES


   To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and, to a much lesser extent, invests in equity-related securities.

   The Portfolio invests primarily in stocks of larger, established companies that:

-  are proven performers;

-  have predictable earnings growth over a three- to five-year outlook; or

-  have good value relative to earnings prospects.

   To a lesser extent, the Portfolio buys stocks the advisor believes will benefit from a specific short-term earnings catalyst, such as a cost-cutting program or company restructure.


   The Portfolio may sell a stock if:

- the company's earnings prospects or relative-value indicators have deteriorated;

- the stock becomes overvalued (prices are high relative to the three-year outlook for earnings);

-  an earnings catalyst is not successful;

-  the stock price reaches a specific target;

- changes in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;

-  other companies present more attractive investment opportunities; or

-  cash is needed to meet shareholder redemptions.

   PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


   Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

   At different times, large-capitalization stocks as a group could fall out of favor with the market and may underperform funds that focus on small-or medium-sized capitalization stocks.

   During periods of market concern about inflation or deflation, some securities in which the Portfolio invests may become more volatile or decline in value. There is also an increased risk of issuer bankruptcy, especially for companies that are highly leveraged.


   The Portfolio may be suitable for you if you seek an attractive total return on your allocation but are uncomfortable with a more aggressive growth fund.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   PERFORMANCE




   Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index, such as the S&P 500 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance may be lower or higher than the performance shown.

   ANNUAL TOTAL RETURNS

   [CHART]


   1994        8.94%
   1995       28.63%
   1996       24.79%
   1997       24.85%
   1998       24.89%
   1999        9.31%
   2000      -10.79%
   2001       -9.38%
   2002      -25.91%
   2003       24.78%


During the ten year period shown in the bar chart, the highest quarterly return was 18.76% for the quarter ended December 31, 1998; and the lowest quarterly return was -18.21% for the quarter ended September 30, 2002.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003



                            1 YEAR    5 YEARS   10 YEARS
   CORE EQUITY PORTFOLIO     24.78%   -3.96%      8.34%

   S&P 500 INDEX*            28.67%   -0.57%     11.06%


* The S&P 500 Index, an unmanaged index of 500 stocks, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

   FEES AND EXPENSES


   There are fees and expenses you will pay if you invest in the Portfolio. The table and the example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the variable insurance product prospectus or qualified retirement plan disclosure document for more details.


   FEES AND EXPENSES OF THE PORTFOLIO


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Redemption Fees                                                                   None
   Sales Charge or Deferred Sales Charge                                             None

   ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
   Management Fees                                                                   0.74%
   12b-1 Fees                                                                        None
   Other Expenses                                                                    0.06%
   Total Annual Portfolio Operating Expenses                                         0.80%


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


   1 YEAR   3 YEARS  5 YEARS  10 YEARS
    $ 82     $ 255    $ 444     $ 990



   THE CORE EQUITY PORTFOLIO IS CO-MANAGED BY RICHARD D. MEAGLEY, CFA, VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY AND DARCY MACLAREN, CFA, VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY. MR. MEAGLEY HAS BEEN A MANAGER OF THE PORTFOLIO AND THE PUBLICLY AVAILABLE SAFECO CORE EQUITY FUND SINCE 1995. MS. MACLAREN HAS BEEN A MANAGER OF THE PORTFOLIO AND THE PUBLICLY AVAILABLE SAFECO CORE EQUITY FUND SINCE 2003 AND HAS BEEN THE DIRECTOR OF EQUITY RESEARCH AT SAFECO ASSET MANAGEMENT SINCE 1994.

   ADDITIONAL INVESTMENT INFORMATION


   This prospectus describes the Portfolio's investment objective and some of the policies and strategies by which the Portfolio intends to achieve its goal. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio may exceed investment percentage limits if, after the Portfolio's investment, market movements cause asset values to change. However, the Portfolio will adjust its holdings to the extent such changes in asset values impact the Portfolio's borrowing limits or liquidity policies. More information about the Portfolio's policies and strategies is in the Statement of Additional Information (SAI).

   INVESTMENT OBJECTIVE AND PORTFOLIO NAME CHANGES WITHOUT SHAREHOLDER APPROVAL. Changes to the Portfolio's fundamental investment policies require shareholder approval. However, the Portfolio may, with approval from its Board of Trustees, change its investment objective and change a Portfolio name that suggests a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

   CHANGES IN STOCK PRICES. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. Common stock prices rise and fall in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

   TEMPORARY DEFENSIVE STRATEGIES. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. The Portfolio taking a temporary defensive position may not achieve its investment objective.

   PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in "Financial Highlights."

   EQUITY-RELATED SECURITIES. The Portfolio invests primarily in equity securities such as common stocks and does not invest a significant percentage of total assets in equity-related securities. However, the Portfolio may include equity-related securities when determining Portfolio compliance with the required 80% investment threshold. Equity-related securities include, but are not limited to, convertible securities, futures, depository receipts, and warrants.

   Convertible securities are securities that can be converted or exchanged for common stock. They are subject to interest rate risk and the risk that the assets into which they can be converted or exchanged decline in value.

   Futures involve an obligation to buy or sell a security at a fixed price at a particular date in the future and whose value depends on an underlying asset, interest rate, or index. Futures are subject to market risk, interest rate risk, and liquidity risk and may result in disproportionate investment losses. The Portfolio may not invest in futures for speculative purposes.

   Depository receipts (American (ADR), European (EDR) and Global (GDR)) are receipts for shares of a foreign based corporation that are convertible into securities of foreign issuers. The Portfolio may invest in "sponsored" depository receipts, which are issued with the involvement of the foreign company. Depository receipts carry the same currency exchange rate, political, and economic risks as the underlying foreign shares.

   Warrants allow a Portfolio to buy or sell underlying securities at a set price and are subject to market risk, interest rate risk, and liquidity risk. Security dilution will occur when warrants are exercised, as the issuing company is required to create a new share for each warrant that is exercised.


   GENERAL INVESTMENT RISKS


   It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See "Principal Risks of Investing in the Portfolio." You should also see the SAI for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine if this Portfolio is right for you.

   CREDIT RISK. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

   CURRENCY EXCHANGE RATE RISK. Unfavorable currency exchange rates can cause the value of foreign securities to decline in value or make investing in foreign securities more expensive.

   DEFLATION RISK. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

   FOREIGN INVESTMENT RISK. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.

   INFLATION RISK. High inflation can erode the dollar value of debt securities.

   INTEREST RATE RISK. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

   LIQUIDITY RISK. A security may not be able to be readily sold at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.

   MARKET RISK. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities to decline in value, causing your investment to be worth less than when you bought it.

   MARKET-TIMING RISK. Some investors try to profit by shifting money in and out of mutual funds as part of a short-term trading strategy to exploit daily price fluctuations. Excessive short-term trading can be disruptive to efficient Portfolio management and increases Portfolio transaction costs associated with buying and selling securities. These costs are borne directly by all Portfolio shareholders, including long-term investors who do not generate these costs. See "Policy to Discourage Abusive Market Timing" for a summary of measures that Safeco Mutual Funds has adopted in order to discourage abusive market timing or to compensate the Portfolio for the costs associated with it.

   Some mutual funds are more likely targets of market timers than others. International funds are often targeted to take advantage of time zone and currency exchange rate arbitrage made possible by the differences between the close of foreign securities markets and the next opening of U.S. securities markets. Mutual funds holding more volatile securities of smaller capitalized companies are also sometimes targeted. To the extent a fund family or insurance company discourages market timing through a variety of methods, the exposure to market-timing risk can be significantly reduced.


   REGULATORY RISK. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

   STRATEGY RISK. Strategies the advisor uses to achieve the Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

   POLICY TO DISCOURAGE ABUSIVE MARKET TIMING

   Safeco Mutual Funds does not encourage or recommend market-timing investment strategies and, to the extent practicable, takes certain measures to limit the Portfolio's exposure to abusive market timing. These measures include:

-  fair valuing securities for which accurate market prices are not available;
-  monitoring large trades;
-  non-discriminatory disclosure of Portfolio holdings;
-  refusing purchases determined to be abusive market timing; and
- monitoring individual trades in the Portfolio by affiliated investment professionals.

   Market timers can go to great lengths to avoid detection. You should understand that, despite our efforts, there is still a possibility that abusive market timing will occur.

   INFORMATION ABOUT THE TRUST

   The Portfolio is a series of the Safeco Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable insurance products. The Portfolio may also be offered directly to qualified retirement plans.

   Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified retirement plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified retirement plans were to withdraw their investments in the Portfolio as a result of any such conflict, the Portfolio might be forced to sell securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified retirement plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.

   MANAGEMENT

   Safeco Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for implementing the investment strategies for the Portfolio. It provides investment research, advice, and supervision in the ongoing management of the Portfolio.

   SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

   Safeco Corporation announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

   If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. The Portfolio will not bear any of the expenses of the sale.

   The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.

   The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM an advisory fee of 0.74% of average daily net assets for the year ended December 31, 2003.

   The Portfolio and SAM have received an exemptive order from the Securities and Exchange Commission (SEC) that, if ratified by the Portfolio's shareholders, permits SAM, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders.

   There is no guarantee that the SEC will grant such an order. The Portfolio will notify shareholders if there is a change of sub-advisor or terms of a sub-advisory agreement.

   PROXY VOTING

   As a shareholder in the various portfolio companies, the Portfolio has the right to vote proxies. A description of the Portfolio's proxy voting policies and procedures is available online at www.safecofinancial.com and in the SAI. To request a free copy of the SAI, call 1-800-472-3326.

   Starting August 31, 2004, the Portfolio's most recent proxy voting record, as filed with the SEC, will be publicly available online at www.safecofinancial.com and on the SEC's Web site at http://www.sec.gov.

   FINANCIAL HIGHLIGHTS

   Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect charges imposed by the variable insurance product or qualified retirement plan through which you invest and would be lower if they did. This information has been audited by Ernst & Young LLP, the Portfolio's independent auditor, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI, which is available upon request.

   CORE EQUITY PORTFOLIO

   (For a Share Outstanding Throughout the Period)

                                                                FOR THE YEAR ENDED DECEMBER 31
                                              ------------------------------------------------------------------
                                                 2003          2002          2001         2000          1999
   -------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AT BEGINNING OF PERIOD     $    18.07    $    24.70    $    27.46    $    31.02    $    29.97

   INCOME (LOSS) FROM INVESTMENT OPERATIONS
      Net Investment Income                         0.20          0.23          0.18          0.21          0.26
      Net Realized and Unrealized Gain
      (Loss) on Investments                         4.28         (6.63)        (2.76)        (3.56)         2.53
                                              ----------    ----------    ----------    ----------    ----------
      Total From Investment Operations              4.48         (6.40)        (2.58)        (3.35)         2.79

   LESS DISTRIBUTIONS
      Dividends From Net Investment Income         (0.20)        (0.23)        (0.18)        (0.21)        (0.26)
      Distributions From Realized Gains                -             -             -             -         (1.48)
                                              ----------    ----------    ----------    ----------    ----------
      Total Distributions                          (0.20)        (0.23)        (0.18)        (0.21)        (1.74)
                                              ----------    ----------    ----------    ----------    ----------
   NET ASSET VALUE AT END OF PERIOD           $    22.35    $    18.07    $    24.70    $    27.46    $    31.02
                                              ==========    ==========    ==========    ==========    ==========
   TOTAL RETURN                                    24.78%       (25.91%)       (9.38%)      (10.79%)        9.31%

   NET ASSETS AT END OF PERIOD (000'S)        $  316,314    $  271,068    $  421,700    $  510,463    $  647,078

   RATIOS TO AVERAGE NET ASSETS:
      Expenses                                      0.80%         0.77%         0.78%         0.78%         0.76%
      Net Investment Income                         0.97%         1.02%         0.69%         0.67%         0.80%

   PORTFOLIO TURNOVER RATE                            29%           48%           35%           45%           32%

   DISTRIBUTIONS AND TAX CONSIDERATIONS

   The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified retirement plans). All dividends and distributions are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes.

   CALCULATION OF SHARE PRICE

   The net asset value of a Portfolio share (NAV) is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of the Portfolio's net assets by the number of shares that are outstanding. On holidays or other days when the NYSE is closed, the NAV is not calculated and the Portfolio does not transact purchase or redemption requests.

   The Portfolio's Board of Trustees has adopted procedures to value securities held by a Portfolio, in general, based on market value.

   Market value information for the Portfolio's investment holdings is obtained from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

   When reliable market quotations are not available, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. When fair-value pricing is used, the prices used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.

   To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

   ADDITIONAL EXPENSE INFORMATION

   REVENUE SHARING. Safeco Securities, Inc. and its affiliates may pay broker-dealers and other marketers fees for various levels of marketing support and exposure and may be willing to contribute financially to take part in various events hosted or sponsored by various marketing organizations (i.e., "pay-to-play"). These relationship arrangement payments are not made with Portfolio assets. In addition, the Portfolio's investment advisor, SAM, enters into administrative service agreements with various insurance companies and their separate accounts that offer the Portfolio as an investment option in variable insurance products. These payments are for administrative services in connection with record keeping, mailing of statements and reports, periodic prospectus supplements, and proxy materials. In the case of affiliates, administrative services may also include accounting, legal, and compliance services. These payments are made by SAM and are not specifically for sales, distribution, shelf space, marketing support, or exposure to sales forces.

   SOFT-DOLLAR ARRANGEMENTS. Under "soft-dollar" arrangements, mutual fund investment advisors use part of the brokerage commissions they pay to broker-dealers for executing trades to obtain research and other services. These arrangements can create incentives for investment advisors to trade excessively or use broker-dealers who otherwise do not provide best execution of Portfolio trades or promise favored distribution arrangements to obtain more soft-dollar services, thereby increasing shareholders' costs. See the SAI for information regarding the Portfolio's brokerage practices.

   PORTFOLIO BROKERAGE COMMISSION. SAM attempts to obtain brokerage services for Portfolio trades from broker-dealers who consistently provide timely execution of trades at the lowest price ("best execution"). In situations involving thinly traded securities, SAM will occasionally use broker-dealers with expertise in such securities even though the commission may not be the lowest available. SAM has not entered into brokerage arrangements whereby trades are directed to specific broker-dealers in return for marketing or sales commitments with respect to Portfolio shares or other products and services offered by SAM's affiliates.

   PURCHASING AND REDEEMING SHARES

   A purchase or redemption order will be priced at the next NAV calculated after the order has been placed with the Portfolio or its authorized agent. Shares of the Portfolio are purchased and redeemed by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified retirement plans. Owners of variable insurance products and qualified retirement plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified retirement plan is responsible for properly transmitting purchase and sale orders.

   Recent SEC proposals, with few limited exceptions, would require that all trades, including those through intermediaries (including some separate accounts and qualified retirement plans), be received by the Portfolio prior to the close of the NYSE in order to receive that day's NAV. Currently, these exceptions include registered variable insurance product separate accounts but not qualified retirement plans. Unless exempted from the final rule, trade orders may have to be placed with intermediaries well in advance of the NYSE close to allow the intermediary time to aggregate and transmit orders to the Portfolio. Shareholders are advised to inquire regarding an intermediary's trading policies and procedures.

   In unusual circumstances, such as when the NYSE is closed or the SEC declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.

   ABUSIVE TRADING PRACTICES

   The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs that must be indirectly borne by other shareholders. To minimize this result, we reserve the right to refuse any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control. If we refuse a purchase order or exchange, we will notify the participating insurance company or qualified retirement plan through which you invest and return any money.

   FOR MORE INFORMATION

   If you would like more information about the Portfolio, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS


   Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for the respective reporting period.


   STATEMENT OF ADDITIONAL INFORMATION (SAI)


   The SAI provides more detailed information about the Portfolio. A current SAI is on file with the SEC, is incorporated herein by reference, and is legally considered part of this prospectus.


   You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

   Safeco Securities, Inc.
   4854 154th PL NE
   Redmond, WA 98052


   Telephone: 1-800-472-3326

   Web site: www.safecofinancial.com

   You can review and copy the Trust's reports and SAI at the SEC Public Reference Room. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the SEC Public Reference Section, Washington, DC 20549-0102.



   Investment Company Act File No. 811-4717

[SAFECO(TM) LOGO]

SAFECO RESOURCE SERIES TRUST
PROSPECTUS

GROWTH OPPORTUNITIES PORTFOLIO


APRIL 30, 2004


AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Safeco(R) and the Safeco logo are trademarks of Safeco Corporation.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified retirement plan"). You should not confuse the Portfolio with any other Safeco mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


TABLE OF CONTENTS


                                                                    PAGE
GROWTH OPPORTUNITIES PORTFOLIO                                        1

ADDITIONAL INVESTMENT INFORMATION
General Investment Risks                                              5
Policy to Discourage Abusive Market Timing                            5
Information About the Trust                                           6
Management                                                            6
Proxy Voting                                                          7
Financial Highlights                                                  7
Distributions and Tax Considerations                                  9
Calculation of Share Price                                            9
Additional Expense Information                                        9
Purchasing and Redeeming Shares                                      10
Abusive Trading Practices                                            10

FOR MORE INFORMATION                                                 11

   GROWTH OPPORTUNITIES PORTFOLIO

   This Portfolio seeks growth of capital.


   PRINCIPAL INVESTMENT STRATEGIES
   To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential. When evaluating a stock to buy for the Portfolio, the advisor considers factors such as:

-  the strength of the company's balance sheet;

-  the quality of the management team;

-  the rate at which the company's earnings are projected to grow; or

- whether the company's stock may be trading at a discount relative to its industry peers or the overall market.

   The Portfolio may sell a stock if:

- any of the above factors or other relative-value indicators have deteriorated;

- the stock becomes overvalued, for example, as a result of overly optimistic earnings forecasts;

-  the stock price reaches a specific target;

- changes in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;

-  other companies present more attractive investment opportunities; or

-  cash is needed to meet shareholder redemptions.

   The Portfolio may keep holdings through periodic downturns if the advisor believes that the long-term growth prospects for the company are good.

   PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

   Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests, and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments. Many companies that meet the advisor's criteria for growth are small in size and may be more volatile than stocks of larger, more established companies. This means that the Portfolio's shares may be subject to more frequent and more significant changes in value than the stock market in general. Because the Portfolio may own a significant number of the outstanding shares of small companies that the advisor has strong convictions about, those shares may be more difficult for the Portfolio to sell at a good price in a market downturn.

   During periods of market concern about inflation or deflation, some securities in which the Portfolio invests may become more volatile or decline in value. There is also an increased risk of issuer bankruptcy, especially for companies that are highly leveraged.


   Investment returns may vary, sometimes significantly, from the overall stock market. Due to the aggressive investment strategy of this Portfolio, you should invest in it only if you are prepared to withstand market fluctuations and variable investment returns over a period of several years.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   PERFORMANCE

   Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to an unmanaged index representative of small capitalization stocks, such as the Russell 2000 Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance may be lower or higher than the performance shown.


[CHART]


   ANNUAL TOTAL RETURNS



   YEAR END
   1994          11.92%
   1995          41.00%
   1996          32.06%
   1997          44.55%
   1998           1.83%
   1999           5.63%
   2000          -6.16%
   2001          19.14%
   2002         -37.67%
   2003          42.94%



   During the ten-year period shown in the bar chart, the highest quarterly return was 33.87% for the quarter ended June 30, 2001; and the lowest quarterly return was -27.53% for the quarter ended September 30, 2002.

   AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003



                                           1 YEAR     5 YEARS     10 YEARS
   GROWTH OPPORTUNITIES PORTFOLIO           42.94%       1.02%      12.43%

   RUSSELL 2000 INDEX*                      47.25%       7.13%       9.48%



   * The Russell 2000 Index, an unmanaged index of 2,000 small capitalization U.S. stocks, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

   FEES AND EXPENSES
   There are fees and expenses you will pay if you invest in the Portfolio. The table and the example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the variable insurance product prospectus or qualified retirement plan disclosure document for more details.

   FEES AND EXPENSES OF THE PORTFOLIO



    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    Redemption Fees                                                                  None
    Sales Charge or Deferred Sales Charge                                            None

    ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
    Management Fees                                                                  0.74%
    12b-1 Fees                                                                       None
    Other Expenses                                                                   0.06%
    Total Annual Portfolio Operating Expenses                                        0.80%


   EXAMPLE
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


    1 YEAR       3 YEARS       5 YEARS       10 YEARS
    -------------------------------------------------
    $   82       $   255       $   444       $    990



THE GROWTH OPPORTUNITIES PORTFOLIO HAS BEEN CO-MANAGED BY JEFFREY SCHWARTZ, CFA, VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY AND BILL WHITLOW, CFA, VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY, SINCE 2003. FROM 2001 TO 2003, MR. SCHWARTZ WAS FOUNDER OF NANTUCKET INVESTMENT RESEARCH, LLC, IN FARMINGTON HILLS, MICHIGAN AND WAS A PRIVATE INVESTOR AND CONDUCTED INDEPENDENT INVESTMENT RESEARCH. FROM 1992 TO 2001, MR. SCHWARTZ WAS AT MUNDER CAPITAL MANAGEMENT, MOST RECENTLY AS A SENIOR PORTFOLIO MANAGER AND PRINCIPAL, CO-MANAGER OF THE MUNDER MICROCAP EQUITY FUND AND THE MUNDER SMALL COMPANY FOCUS STYLE SEPARATE ACCOUNTS, AND ON THE MANAGEMENT TEAM OF THE MUNDER SMALL COMPANY GROWTH FUND. MR. WHITLOW HAS BEEN A MANAGER OF THE SAFECO RESOURCE SERIES TRUST MULTI-CAP CORE PORTFOLIO SINCE 1997. MR. SCHWARTZ AND MR. WHITLOW ALSO CO-MANAGE THE PUBLICLY AVAILABLE SAFECO GROWTH OPPORTUNITIES FUND AND MR. WHITLOW IS A MANAGER OF THE PUBLICLY AVAILABLE SAFECO MULTI-CAP CORE FUND.

   ADDITIONAL INVESTMENT INFORMATION


   This prospectus describes the Portfolio's investment objective and some of the policies and strategies by which the Portfolio intends to achieve its goal. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio may exceed investment percentage limits if, after the Portfolio's investment, market movements cause asset values to change. However, the Portfolio will adjust its holdings to the extent such changes in asset values impact the Portfolio's borrowing limits or liquidity policies. More information about the Portfolio's policies and strategies is in the Statement of Additional Information (SAI).

   INVESTMENT OBJECTIVE AND PORTFOLIO NAME CHANGES WITHOUT SHAREHOLDER APPROVAL. Changes to the Portfolio's fundamental investment policies require shareholder approval. However, the Portfolio may, with approval from its Board of Trustees, change its investment objective and change a Portfolio name that suggests a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

   CHANGES IN STOCK PRICES. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. Common stock prices rise and fall in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


   TEMPORARY DEFENSIVE STRATEGIES. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. The Portfolio taking a temporary defensive position may not achieve its investment objective.


   PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in "Financial Highlights."

   EQUITY-RELATED SECURITIES. Equity-related securities include, but are not limited to, convertible securities, futures, depository receipts, and warrants.

   Convertible securities are securities that can be converted or exchanged for common stock. They are subject to interest rate risk and the risk that the assets into which they can be converted or exchanged decline in value.

   Futures involve an obligation to buy or sell a security at a fixed price at a particular date in the future and whose value depends on an underlying asset, interest rate, or index. Futures are subject to market risk, interest rate risk, and liquidity risk and may result in disproportionate investment losses. The Portfolio may not invest in futures for speculative purposes.

   Depository receipts (American (ADR), European (EDR) and Global (GDR)) are receipts for shares of a foreign based corporation that are convertible into securities of foreign issuers. The Portfolio may invest in "sponsored" depository receipts, which are issued with the involvement of the foreign company. Depository receipts carry the same currency exchange rate, political, and economic risks as the underlying foreign shares.

   Warrants allow a Portfolio to buy or sell underlying securities at a set price and are subject to market risk, interest rate risk, and liquidity risk. Security dilution will occur when warrants are exercised, as the issuing company is required to create a new share for each warrant that is exercised.


   GENERAL INVESTMENT RISKS

   It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See "Principal Risks of Investing in the Portfolio." You should also see the SAI for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine if this Portfolio is right for you.


   CREDIT RISK. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.


   CURRENCY EXCHANGE RATE RISK. Unfavorable currency exchange rates can cause the value of foreign securities held by a Fund to decline in value or make investing in foreign securities in which a Fund invests more expensive.

   DEFLATION RISK. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

   FOREIGN INVESTMENT RISK. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.

   INFLATION RISK. High inflation can erode the dollar value of debt securities.

   INTEREST RATE RISK. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

   LIQUIDITY RISK. A security may not be able to be readily sold at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.


   MARKET RISK. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities to decline in value, causing your investment to be worth less than when you bought it.


   MARKET-TIMING RISK. Some investors try to profit by shifting money in and out of mutual funds as part of a short-term trading strategy to exploit daily price fluctuations. Excessive short-term trading can be disruptive to efficient Portfolio management and increases Portfolio transaction costs associated with buying and selling securities. These costs are borne directly by all Portfolio shareholders, including long-term investors who do not generate these costs. See "Policy to Discourage Abusive Market Timing" for a summary of measures that Safeco Mutual Funds has adopted in order to discourage abusive market timing or to compensate the Portfolio for the costs associated with it.

   Some mutual funds are more likely targets of market timers than others. International funds are often targeted to take advantage of time zone and currency exchange rate arbitrage made possible by the differences between the close of foreign securities markets and the next opening of U.S. securities markets. Mutual funds holding more volatile securities of smaller capitalized companies are also sometimes targeted. To the extent a fund family or insurance company discourages market timing through a variety of methods, the exposure to market-timing risk can be significantly reduced.


   REGULATORY RISK. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

   STRATEGY RISK. Strategies the advisor uses to achieve the Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.


   POLICY TO DISCOURAGE ABUSIVE MARKET TIMING
   Safeco Mutual Funds does not encourage or recommend market-timing investment strategies and, to the extent practicable, takes certain measures to limit the Portfolio's exposure to abusive market timing. These measures include:

-  fair valuing securities for which accurate market prices are not available;

-  monitoring large trades;

-  non-discriminatory disclosure of Portfolio holdings;

-  refusing purchases determined to be abusive market timing; and

- monitoring individual trades in the Portfolio by affiliated investment professionals.

   Market timers can go to great lengths to avoid detection. You should understand that, despite our efforts, there is still a possibility that abusive market timing will occur.


   INFORMATION ABOUT THE TRUST

   The Portfolio is a series of the Safeco Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable insurance products. The Portfolio may also be offered directly to qualified retirement plans.

   Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified retirement plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified retirement plans were to withdraw their investments in the Portfolio as a result of any such conflict, the Portfolio might be forced to sell securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified retirement plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.


   MANAGEMENT

   Safeco Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for implementing the investment strategies for the Portfolio. It provides investment research, advice, and supervision in the ongoing management of the Portfolio.

   SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

   Safeco Corporation announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

   If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. The Portfolio will not bear any of the expenses of the sale.

   The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.

   The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM an advisory fee of 0.74% of average daily net assets for the year ended December 31, 2003.

   The Portfolio and SAM have received an exemptive order from the Securities and Exchange Commission (SEC) that, if ratified by the Portfolio's shareholders, permits SAM, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders if there is a change of sub-advisor or terms of a sub-advisory agreement.

   PROXY VOTING
   As a shareholder in the various portfolio companies, the Portfolio has the right to vote proxies. A description of the Portfolio's proxy voting policies and procedures is available online at www.safecofinancial.com and in the SAI. To request a free copy of the SAI, call 1-800-472-3326.

   Starting August 31, 2004, the Portfolio's most recent proxy voting record, as filed with the SEC, will be publicly available online at www.safecofinancial.com and on the SEC's Web site at http://www.sec.gov.


   FINANCIAL HIGHLIGHTS

   Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect charges imposed by the variable insurance product or qualified retirement plan through which you invest and would be lower if they did. This information has been audited by Ernst & Young LLP, the Portfolio's independent auditor, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI, which is available upon request.

   GROWTH OPPORTUNITIES PORTFOLIO
   (For a Share Outstanding Throughout the Period)

                                                                           FOR THE YEAR ENDED DECEMBER 31
   -----------------------------------------------------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AT BEGINNING OF PERIOD       $      13.60     $      21.89     $      18.81     $      22.50     $      21.30

   INCOME (LOSS) FROM INVESTMENT OPERATIONS
       Net Investment Loss                             (0.02)           (0.10)           (0.10)           (0.12)           (0.09)
       Net Realized and Unrealized Gain
       (Loss) on Investments                            5.86            (8.12)+           3.67            (1.27)            1.29
   -----------------------------------------------------------------------------------------------------------------------------

      Total From Investment Operations                  5.84            (8.22)            3.57            (1.39)            1.20

   LESS DISTRIBUTIONS
       Distributions From Realized Gains                   -            (0.07)           (0.49)           (2.30)               -
   -----------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AT END OF PERIOD             $      19.44     $      13.60     $      21.89     $      18.81     $      22.50
   =============================================================================================================================

   TOTAL RETURN                                        42.94%          (37.67%)          19.14%           (6.16%)           5.63%

   NET ASSETS AT END OF PERIOD (000'S)          $    337,573     $    245,954     $    428,013     $    354,932     $    345,725

   RATIOS TO AVERAGE NET ASSETS:
      Expenses                                          0.80%            0.79%            0.78%            0.77%            0.78%
      Net Investment Loss                              (0.16%)          (0.58%)          (0.53%)          (0.57%)          (0.45%)

   PORTFOLIO TURNOVER RATE                                54%              38%              47%              66%              53%

   +  Includes $0.01 related to investment reimbursement by advisor.

   DISTRIBUTIONS AND TAX CONSIDERATIONS

   The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified retirement plans). All dividends and distributions are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes.


   CALCULATION OF SHARE PRICE

   The net asset value of a Portfolio share (NAV) is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of the Portfolio's net assets by the number of shares that are outstanding. On holidays or other days when the NYSE is closed, NAV is not calculated and the Portfolio does not transact purchase or redemption requests.

   The Portfolio's Board of Trustees has adopted procedures to value securities held by a Portfolio, in general, based on market value.

   Market value information for the Portfolio's investment holdings is obtained from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

   When reliable market quotations are not available, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. When fair-value pricing is used, the prices used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.

   To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

   ADDITIONAL EXPENSE INFORMATION
   REVENUE SHARING. Safeco Securities, Inc. and its affiliates may pay broker-dealers and other marketers fees for various levels of marketing support and exposure and may be willing to contribute financially to take part in various events hosted or sponsored by various marketing organizations (i.e., "pay-to-play"). These relationship arrangement payments are not made with Portfolio assets. In addition, the Portfolio's investment advisor, SAM, enters into administrative service agreements with various insurance companies and their separate accounts that offer the Portfolio as an investment option in variable insurance products. These payments are for administrative services in connection with record keeping, mailing of statements and reports, periodic prospectus supplements, and proxy materials. In the case of affiliates, administrative services may also include accounting, legal, and compliance services. These payments are made by SAM and are not specifically for sales, distribution, shelf space, marketing support, or exposure to sales forces.

   SOFT-DOLLAR ARRANGEMENTS. Under "soft-dollar" arrangements, mutual fund investment advisors use part of the brokerage commissions they pay to broker-dealers for executing trades to obtain research and other services. These arrangements can create incentives for investment advisors to trade excessively or use broker-dealers who otherwise do not provide best execution of Portfolio trades or promise favored distribution arrangements to obtain more soft-dollar services, thereby increasing shareholders' costs. See the SAI for information regarding the Portfolio's brokerage practices.

   PORTFOLIO BROKERAGE COMMISSION. SAM attempts to obtain brokerage services for Portfolio trades from broker-dealers who consistently provide timely execution of trades at the lowest price ("best execution"). In situations involving thinly traded securities, SAM will occasionally use broker-dealers with expertise in such securities even though the commission may not be the lowest available. SAM has not entered into brokerage arrangements whereby trades are directed to specific broker-dealers in return for marketing or sales commitments with respect to Portfolio shares or other products and services offered by SAM's affiliates.


   PURCHASING AND REDEEMING SHARES

   A purchase or redemption order will be priced at the next NAV calculated after the order has been placed with the Portfolio or its authorized agent. Shares of the Portfolio are purchased and redeemed by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified retirement plans. Owners of variable insurance products and qualified retirement plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified retirement plan is responsible for properly transmitting purchase and sale orders.

   Recent SEC proposals, with few limited exceptions, would require that all trades, including those through intermediaries (including some separate accounts and qualified retirement plans), be received by the Portfolio prior to the close of the NYSE in order to receive that day's NAV. Currently, these exceptions include registered variable insurance product separate accounts but not qualified retirement plans. Unless exempted from the final rule, trade orders may have to be placed with intermediaries well in advance of the NYSE close to allow the intermediary time to aggregate and transmit orders to the Portfolio. Shareholders are advised to inquire regarding an intermediary's trading policies and procedures.

   In unusual circumstances, such as when the NYSE is closed or the SEC declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.


   ABUSIVE TRADING PRACTICES

   The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs that must be indirectly borne by other shareholders. To minimize this result, we reserve the right to refuse any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control. If we refuse a purchase order or exchange, we will notify the participating insurance company or qualified retirement plan through which you invest and return any money.

   FOR MORE INFORMATION
   If you would like more information about the Portfolio, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS

   Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for the respective reporting periods.


   STATEMENT OF ADDITIONAL INFORMATION (SAI)

   The SAI provides more detailed information about the Portfolio. A current SAI is on file with the SEC, is incorporated herein by reference, and is legally considered part of this prospectus.


   You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

   Safeco Securities, Inc.
   4854 154th PL NE
   Redmond, WA 98052


   Telephone: 1-800-472-3326


   Web site: www.safecofinancial.com





   You can review and copy the Trust's reports and SAI at the SEC Public Reference Room. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the SEC Public Reference Section, Washington, DC 20549-0102.


   Investment Company Act File No. 811-4717

[SAFECO(TM) LOGO]

SAFECO RESOURCE SERIES TRUST
PROSPECTUS


MULTI-CAP CORE PORTFOLIO
(FORMERLY NORTHWEST PORTFOLIO)


APRIL 30, 2004


AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Safeco(R) and the Safeco logo are trademarks of Safeco Corporation.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified retirement plan"). You should not confuse the Portfolio with any other Safeco mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


Table of Contents


                                                                               PAGE
MULTI-CAP CORE PORTFOLIO                                                         1

ADDITIONAL INVESTMENT INFORMATION
General Investment Risks                                                         5
Policy to Discourage Abusive Market Timing                                       5
Information About the Trust                                                      6
Management                                                                       6
Proxy Voting                                                                     7
Financial Highlights                                                             7
Distributions and Tax Considerations                                             9
Calculation of Share Price                                                       9
Additional Expense Information                                                   9
Purchasing and Redeeming Shares                                                 10
Abusive Trading Practices                                                       10

FOR MORE INFORMATION                                                            11

   MULTI-CAP CORE PORTFOLIO

   This Portfolio seeks long-term growth of capital.


   PRINCIPAL INVESTMENT STRATEGIES

   To achieve its objective, under normal circumstances the Portfolio invests in a blend of growth and value-oriented stocks of companies of any size.

   When evaluating a stock to buy for the Portfolio, the advisor looks for companies with:

-  faster earnings growth than their competitors;

-  low price-to-earnings ratios when compared to competitors;

-  a share price that represents good value; or

-  potential for long-term appreciation.

   The Portfolio may invest in index futures as a cash management technique in order to keep fully invested.

   The Portfolio may sell a stock if:

- any of the above factors or other indicators of relative investment merit have deteriorated;

-  the stock price reaches a specific target;

-  the stock becomes overvalued compared to other stocks in the industry;

- changes in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;

-  other stocks present more attractive investment opportunities; or


-  cash is needed to meet shareholder redemptions.

   PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

   Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments. Stocks of small- and medium-sized companies may be more volatile and less liquid than the general market.

   In a down market, higher risk securities such as small-capitalization stocks or futures could become harder to value or sell at a fair price. These situations may result in less than expected income and/or lower price per share.

   During periods of market concern about inflation or deflation, some securities in which the Portfolio invests may become more volatile or decline in value. There is also an increased risk of issuer bankruptcy, especially for companies that are highly leveraged.

   The Portfolio may be suitable for you if you seek long-term growth and are prepared to withstand market fluctuations and variable investment returns over a period of several years.


   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   PERFORMANCE
   Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one-, five- and ten-year period compare to a broad market index such as the Russell 3000 Index or the S&P 500 Index gives you some idea of the Portfolio's risks. In the future, the prospectus will not compare the Portfolio's performance to the S&P 500 Index since the Russell 3000 Index provides a more comprehensive blend of small- and mid-sized companies in addition to the large-cap companies generally found in the S&P 500 Index. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance may be lower or higher than the performance shown.


[CHART]

   ANNUAL TOTAL RETURNS


   YEAR END
   1994            3.65%
   1995            7.42%
   1996           12.44%
   1997           31.02%
   1998            2.89%
   1999           54.62%
   2000          -14.93%
   2001          -10.64%
   2002          -24.02%
   2003           45.46%



   During the ten-year period shown in the bar chart, the highest quarterly return was 34.35% for the quarter ended December 31, 1999; and the lowest quarterly return was -21.06% for the quarter ended September 30, 2001.

   AVERAGE ANNUAL TOTAL RETURNS OF DECEMBER 31, 2003



                                   1 YEAR    5 YEARS    10YEARS
   MULTI-CAP CORE PORTFOLIO         45.46%      5.37%      8.17%

   RUSSELL 3000 INDEX*              31.04%      0.36%     10.77%

   S&P 500 INDEX*                   28.67%     -0.57%     11.06%



* The Russell 3000 Index, an unmanaged index of the 3,000 largest U.S. companies based on market capitalization, and the S&P 500 Index, an unmanaged index of 500 stocks, are for reference only, do not mirror the Portfolio's investments, and reflect no deduction for fees or expenses.

   FEES AND EXPENSES
   There are fees and expenses you will pay if you invest in the Portfolio. The table and the example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option.

   If they were included, your costs would be higher. See the variable insurance product prospectus or qualified retirement plan disclosure document for more details.


   FEES AND EXPENSES OF THE PORTFOLIO


   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Redemption Fees                                                                   None
   Sales Charge or Deferred Sales Charge                                             None

   ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
   Management Fees                                                                   0.74%
   12b-1 Fees                                                                        None
   Other Expenses                                                                    0.14%
   Total Annual Portfolio Operating Expenses                                         0.88%


   EXAMPLE
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


   1 YEAR   3 YEARS    5 YEARS    10 YEARS
    $ 90     $ 281      $ 488      $ 1,084



   THE MULTI-CAP CORE PORTFOLIO IS CO-MANAGED BY BILL WHITLOW, CFA, VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY AND BRIAN CLANCY, CFA, EQUITY ANALYST AT SAFECO ASSET MANAGEMENT COMPANY. MR. WHITLOW HAS BEEN A MANAGER OF THE PORTFOLIO AND THE PUBLICLY AVAILABLE SAFECO MULTI-CAP CORE FUND SINCE 1997AND IS A MANAGER OF THE SAFECO RESOURCE SERIES TRUST GROWTH OPPORTUNITIES PORTFOLIO AND PUBLICLY AVAILABLE SAFECO GROWTH OPPORTUNITIES FUND. MR. CLANCY HAS BEEN A MANAGER OF THE PORTFOLIO AND THE PUBLICLY AVAILABLE SAFECO MULTI-CAP CORE FUND SINCE 2003 AND HAS BEEN ASSOCIATED WITH SAFECO ASSET MANAGEMENT AS AN INVESTMENT PROFESSIONAL SINCE 1996.

   ADDITIONAL INVESTMENT INFORMATION


   This prospectus describes the Portfolio's investment objective and some of the policies and strategies by which the Portfolio intends to achieve its goal. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio may exceed investment percentage limits if, after the Portfolio's investment, market movements cause asset values to change. However, the Portfolio will adjust its holdings to the extent such changes in asset values impact the Portfolio's borrowing limits or liquidity policies. More information about the Portfolio's policies and strategies is in the Statement of Additional Information (SAI).

   INVESTMENT OBJECTIVE AND PORTFOLIO NAME CHANGES WITHOUT SHAREHOLDER APPROVAL. Changes to the Portfolio's fundamental investment policies require shareholder approval. However, the Portfolio may, with approval from its Board of Trustees, change its investment objective and change a Portfolio name that suggests a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

   CHANGES IN STOCK PRICES. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. Common stock prices rise and fall in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

   TEMPORARY DEFENSIVE STRATEGIES. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. The Portfolio taking a temporary defensive position may not achieve its investment objective.

   PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in "Financial Highlights."

   EQUITY-RELATED SECURITIES. Equity-related securities include, but are not limited to, convertible securities, futures, depository receipts, and warrants.

   Convertible securities are securities that can be converted or exchanged for common stock. They are subject to interest rate risk and the risk that the assets into which they can be converted or exchanged decline in value.

   Futures involve an obligation to buy or sell a security at a fixed price at a particular date in the future and whose value depends on an underlying asset, interest rate, or index. Futures are subject to market risk, interest rate risk, and liquidity risk and may result in disproportionate investment losses. The Portfolio may not invest in futures for speculative purposes.

   Depository receipts (American (ADR), European (EDR) and Global (GDR)) are receipts for shares of a foreign based corporation that are convertible into securities of foreign issuers. The Portfolio may invest in "sponsored" depository receipts, which are issued with the involvement of the foreign company. Depository receipts carry the same currency exchange rate, political, and economic risks as the underlying foreign shares.

   Warrants allow a Portfolio to buy or sell underlying securities at a set price and are subject to market risk, interest rate risk, and liquidity risk. Security dilution will occur when warrants are exercised, as the issuing company is required to create a new share for each warrant that is exercised.


   GENERAL INVESTMENT RISKS


   It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See "Principal Risks of Investing in the Portfolio." You should also see the SAI for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine if this Portfolio is right for you.

   CREDIT RISK. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

   CURRENCY EXCHANGE RATE RISK. Unfavorable currency exchange rates can cause the value of foreign securities to decline in value or make investing in foreign securities more expensive.

   DEFLATION RISK. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

   FOREIGN INVESTMENT RISK. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.

   INFLATION RISK. High inflation can erode the dollar value of debt securities.

   INTEREST RATE RISK. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

   LIQUIDITY RISK. A security may not be able to be readily sold at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.

   MARKET RISK. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities to decline in value, causing your investment to be worth less than when you bought it.

   MARKET-TIMING RISK. Some investors try to profit by shifting money in and out of mutual funds as part of a short-term trading strategy to exploit daily price fluctuations. Excessive short-term trading can be disruptive to efficient Portfolio management and increases Portfolio transaction costs associated with buying and selling securities. These costs are borne directly by all Portfolio shareholders, including long-term investors who do not generate these costs. See "Policy to Discourage Abusive Market Timing" for a summary of measures that Safeco Mutual Funds has adopted in order to discourage abusive market timing or to compensate the Portfolio for the costs associated with it.

   Some mutual funds are more likely targets of market timers than others. International funds are often targeted to take advantage of time zone and currency exchange rate arbitrage made possible by the differences between the close of foreign securities markets and the next opening of U.S. securities markets. Mutual funds holding more volatile securities of smaller capitalized companies are also sometimes targeted. To the extent a fund family or insurance company discourages market timing through a variety of methods, the exposure to market-timing risk can be significantly reduced.


   REGULATORY RISK. Changes in government regulations may adversely affect the value or tax consequences of holding a security.


   STRATEGY RISK. Strategies the advisor uses to achieve the Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

   POLICY TO DISCOURAGE ABUSIVE MARKET TIMING

   Safeco Mutual Funds does not encourage or recommend market-timing investment strategies and, to the extent practicable, takes certain measures to limit the Portfolio's exposure to abusive market timing. These measures include:

-  fair valuing securities for which accurate market prices are not available;

-  monitoring large trades;

-  non-discriminatory disclosure of Portfolio holdings;

-  refusing purchases determined to be abusive market timing; and

- monitoring individual trades in the Portfolio by affiliated investment professionals.

   Market timers can go to great lengths to avoid detection. You should understand that, despite our efforts, there is still a possibility that abusive market timing will occur.


   INFORMATION ABOUT THE TRUST


   The Portfolio is a series of the Safeco Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable insurance products. The Portfolio may also be offered directly to qualified retirement plans.

   Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified retirement plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified retirement plans were to withdraw their investments in the Portfolio as a result of any such conflict, the Portfolio might be forced to sell securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified retirement plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.


   MANAGEMENT


   Safeco Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for implementing the investment strategies for the Portfolio. It provides investment research, advice, and supervision in the ongoing management of the Portfolio.

   SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

   Safeco Corporation announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

   If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. The Portfolio will not bear any of the expenses of the sale.

   The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.

   The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM an advisory fee of 0.74% of average daily net assets for the year ended December 31, 2003.

   The Portfolio and SAM have received an exemptive order from the Securities and Exchange Commission (SEC) that, if ratified by the Portfolio's shareholders, permits SAM, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders if there is a change of sub-advisor or terms of a sub-advisory agreement.

   PROXY VOTING

   As a shareholder in the various portfolio companies, the Portfolio has the right to vote proxies. A description of the Portfolio's proxy voting policies and procedures is available online at www.safecofinancial.com and in the SAI. To request a free copy of the SAI, call 1-800-472-3326.

   Starting August 31, 2004, the Portfolio's most recent proxy voting record, as filed with the SEC, will be publicly available online at www.safecofinancial.com and on the SEC's Web site at http://www.sec.gov.

   FINANCIAL HIGHLIGHTS

   Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect charges imposed by the variable insurance product or qualified retirement plan through which you invest and would be lower if they did. This information has been audited by Ernst & Young LLP, the Portfolio's independent auditor, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI, which is available upon request.

MULTI-CAP CORE PORTFOLIO
(For a Share Outstanding Throughout the Period)

                                                                         FOR THE YEAR ENDED DECEMBER 31
------------------------------------------------------------------------------------------------------------------------------
                                                      2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AT BEGINNING OF PERIOD         $      12.89    $      16.99    $      19.04    $      22.68    $      15.64

   INCOME (LOSS) FROM INVESTMENT OPERATIONS
       Net Investment Income (Loss)                       0.05            0.02            0.02           (0.02)          (0.02)
       Net Realized and Unrealized Gain
       (Loss) on Investments                              5.81           (4.10)          (2.05)          (3.37)           8.56
------------------------------------------------------------------------------------------------------------------------------
      Total From Investment Operations                    5.86           (4.08)          (2.03)          (3.39)           8.54

   LESS DISTRIBUTIONS
       Dividends from Net Investment Income              (0.05)          (0.02)          (0.02)              -               -
       Distributions from Realized Gains                     -               -               -           (0.25)          (1.50)
------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                (0.05)          (0.02)          (0.02)          (0.25)          (1.50)
------------------------------------------------------------------------------------------------------------------------------
   NET ASSET VALUE AT END OF PERIOD               $      18.70    $      12.89    $      16.99    $      19.04    $      22.68
==============================================================================================================================
   TOTAL RETURN                                          45.46%         (24.02%)        (10.64%)        (14.93%)         54.62%

   NET ASSETS AT END OF PERIOD (000'S)            $     51,368    $     38,059    $     59,414    $     76,763    $     47,924

   RATIOS TO AVERAGE NET ASSETS
      Expenses                                            0.88%           0.84%           0.81%           0.81%           0.84%
      Net Investment Income (Loss)                        0.31%           0.12%           0.13%          (0.12%)         (0.24%)

   PORTFOLIO TURNOVER RATE                                  27%             12%             48%             34%             37%

   DISTRIBUTIONS AND TAX CONSIDERATIONS

   The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified retirement plans). All dividends and distributions are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes.

   CALCULATION OF SHARE PRICE

   The net asset value of a Portfolio share (NAV) is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of the Portfolio's net assets by the number of shares that are outstanding. On holidays or other days when the NYSE is closed, the NAV is not calculated and the Portfolio does not transact purchase or redemption requests.

   The Portfolio's Board of Trustees has adopted procedures to value securities held by a Portfolio, in general, based on market value.

   Market value information for the Portfolio's investment holdings is obtained from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

   When reliable market quotations are not available, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. When fair-value pricing is used, the prices used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.

   To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

   ADDITIONAL EXPENSE INFORMATION

   REVENUE SHARING. Safeco Securities, Inc. and its affiliates may pay broker-dealers and other marketers fees for various levels of marketing support and exposure and may be willing to contribute financially to take part in various events hosted or sponsored by various marketing organizations (i.e., "pay-to-play"). These relationship arrangement payments are not made with Portfolio assets. In addition, the Portfolio's investment advisor, SAM, enters into administrative service agreements with various insurance companies and their separate accounts that offer the Portfolio as an investment option in variable insurance products. These payments are for administrative services in connection with record keeping, mailing of statements and reports, periodic prospectus supplements, and proxy materials. In the case of affiliates, administrative services may also include accounting, legal, and compliance services. These payments are made by SAM and are not specifically for sales, distribution, shelf space, marketing support, or exposure to sales forces.

   SOFT-DOLLAR ARRANGEMENTS. Under "soft-dollar" arrangements, mutual fund investment advisors use part of the brokerage commissions they pay to broker-dealers for executing trades to obtain research and other services. These arrangements can create incentives for investment advisors to trade excessively or use broker-dealers who otherwise do not provide best execution of Portfolio trades or promise favored distribution arrangements to obtain more soft-dollar services, thereby increasing shareholders' costs. See the SAI for information regarding the Portfolio's brokerage practices.

   PORTFOLIO BROKERAGE COMMISSION. SAM attempts to obtain brokerage services for Portfolio trades from broker-dealers who consistently provide timely execution of trades at the lowest price ("best execution"). In situations involving thinly traded securities, SAM will occasionally use broker-dealers with expertise in such securities even though the commission may not be the lowest available. SAM has not entered into brokerage arrangements whereby trades are directed to specific broker-dealers in return for marketing or sales commitments with respect to Portfolio shares or other products and services offered by SAM's affiliates.

   PURCHASING AND REDEEMING SHARES

   A purchase or redemption order will be priced at the next NAV calculated after the order has been placed with the Portfolio or its authorized agent. Shares of the Portfolio are purchased and redeemed by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified retirement plans. Owners of variable insurance products and qualified retirement plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified retirement plan is responsible for properly transmitting purchase and sale orders.

   Recent SEC proposals, with few limited exceptions, would require that all trades, including those through intermediaries (including some separate accounts and qualified retirement plans), be received by the Portfolio prior to the close of the NYSE in order to receive that day's NAV. Currently, these exceptions include registered variable insurance product separate accounts, but not qualified retirement plans. Unless exempted from the final rule, trade orders may have to be placed with intermediaries well in advance of the NYSE close to allow the intermediary time to aggregate and transmit orders to the Portfolio. Shareholders are advised to inquire regarding an intermediary's trading policies and procedures.

   In unusual circumstances, such as when the NYSE is closed or the SEC declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.


   ABUSIVE TRADING PRACTICES

   The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs that must be indirectly borne by other shareholders. To minimize this result, we reserve the right to refuse any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control. If we refuse a purchase order or exchange, we will notify the participating insurance company or qualified retirement plan through which you invest and return any money.

   FOR MORE INFORMATION
   If you would like more information about the Portfolio, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS

   Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for the respective reporting period.


   STATEMENT OF ADDITIONAL INFORMATION (SAI)

   The SAI provides more detailed information about the Portfolio. A current SAI is on file with the SEC, is incorporated herein by reference, and is legally considered part of this prospectus.


   You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

   Safeco Securities, Inc.
   4854 154th PL NE
   Redmond, WA 98052


   Telephone: 1-800-472-3326

   Web site: www.safecofinancial.com

   You can review and copy the Trust's reports and SAI at the SEC Public Reference Room. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the SEC Public Reference Section, Washington, DC 20549-0102.


   Investment Company Act File No. 811-4717

[SAFECO(TM) LOGO]

SAFECO RESOURCE SERIES TRUST
PROSPECTUS

MONEY MARKET PORTFOLIO



APRIL 30, 2004


AS WITH ALL MUTUAL FUND SHARES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.


Safeco(R) and the Safeco logo are trademarks of Safeco Corporation.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified retirement plan"). You should not confuse the Portfolio with any other Safeco mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


Table of Contents


                                                                             PAGE
MONEY MARKET PORTFOLIO                                                           1

ADDITIONAL INVESTMENT INFORMATION
General Investment Risks                                                         4
Policy to Discourage Abusive Market Timing                                       5
Information About the Trust                                                      5
Management                                                                       5
Proxy Voting                                                                     6
Financial Highlights                                                             6
Distributions and Tax Considerations                                             8
Calculation of Share Price                                                       8
Additional Expense Information                                                   8
Purchasing and Redeeming Shares                                                  8
Abusive Trading Practices                                                        9

FOR MORE INFORMATION                                                            10

   MONEY MARKET PORTFOLIO
   This Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less.

   PRINCIPAL INVESTMENT STRATEGIES

   To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days.

   The Portfolio may invest in:

-  commercial paper of both domestic and foreign issuers;

- negotiable and non-negotiable certificates of deposit, bankers' acceptances, and other short-term obligations of U.S. and foreign banks;

- repurchase agreements in which the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price;

- variable and floating rate instruments that change interest rates periodically to keep their market value near par;

-  U.S. government securities;


-  taxable municipal bonds;


- restricted securities that are exempt from registration requirements and eligible for resale to qualified institutional investors, such as mutual funds, under Rule 144A or Section 4(2);

-  corporate obligations such as publicly traded bonds and notes;

- asset-backed securities that represent interests in pools of consumer loans, automobile loans, credit card loans, and installment loan contracts;

-  mortgage-backed securities; and

- when-issued and delayed delivery securities whose terms and conditions, including price, are fixed by the issuer, but are to be issued and delivered against payment in the future, typically 30 to 45 days after the date of commitment.

   When evaluating a security to buy, the advisor considers, among other things:

-  yield;

-  maturity;

-  issuer credit quality; and

-  relative value compared with other alternatives.

   The Portfolio may sell a security if:

-  the advisor becomes concerned about the issuer's creditworthiness;

-  a more attractive alternative is available; or

-  cash is needed to meet shareholder redemptions.

   PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


   Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.


   The Portfolio may be suitable for you if you seek safety and stability of principal.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

   PERFORMANCE

   Looking at how the Portfolio's annual total return has varied from year to year and its average annual total returns over a one-, five- and ten-year period give you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. All figures assume dividend reinvestment. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance may be lower or higher than the performance shown.


[CHART]

ANNUAL TOTAL RETURNS


   YEAR END
   1994         3.65%
   1995         5.56%
   1996         4.94%
   1997         5.08%
   1998         4.95%
   1999         4.63%
   2000         5.82%
   2001         3.75%
   2002         1.53%
   2003         0.50%



   During the ten-year period shown in the chart, the highest quaterly return was 1.53% for the quarter ended December 31, 2000; and the lowest quarterly return was 0.07% for the quarter ended December 31, 2003.


AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF DECEMBER 31, 2003


                                                                    7-DAY YIELD
                                                                  (PERIOD ENDED
                                                                   DECEMBER 31,
                                  1 YEAR    5 YEARS    10 YEARS           2003)
MONEY MARKET PORTFOLIO              0.50%      3.23%       4.03%          0.28%


   For updated yield information, call 1-800-472-3326.

   FEES AND EXPENSES
   There are fees and expenses you will pay if you invest in the Portfolio. The table and the example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the variable insurance product prospectus or qualified retirement plan disclosure document for more details.


   FEES AND EXPENSES OF THE PORTFOLIO

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Redemption Fees                                                                  None
   Sales Charge or Deferred Sales Charge                                            None

   ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
   Management Fees                                                                  0.65%
   12b-1 Fees                                                                       None
   Other Expenses                                                                   0.19%
   Total Annual Portfolio Operating Expenses                                        0.84%


   EXAMPLE

   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:


   1 YEAR         3 YEARS        5 YEARS     10 YEARS
     $ 86           $ 268          $ 466      $ 1,037

   ADDITIONAL INVESTMENT INFORMATION

   This prospectus describes the Portfolio's investment objective and some of the policies and strategies by which the Portfolio intends to achieve its goal. More information about the Portfolio's policies and strategies is in the Statement of Additional Information (SAI).

   INVESTMENT OBJECTIVE AND PORTFOLIO NAME CHANGES WITHOUT SHAREHOLDER APPROVAL. Changes to the Portfolio's fundamental investment policies require shareholder approval. However, the Portfolio may, with approval from its Board of Trustees, change its investment objective and change a Portfolio name that suggests a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

   GENERAL INVESTMENT RISKS
   It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in money market funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See "Principal Risks of Investing in the Portfolio." You should also see the SAI for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in money market funds to determine if this Portfolio is right for you.

   CREDIT RISK. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.

   DEFLATION RISK. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

   INFLATION RISK. High inflation can erode the dollar value of debt securities.

   INTEREST RATE RISK. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

   MARKET RISK. Market activity and changes in investor perceptions may cause the price of securities to decline in value, causing your investment to be worth less than when you bought it.

   MARKET-TIMING RISK. Some investors try to profit by shifting money in and out of mutual funds as part of a short-term trading strategy to exploit daily price fluctuations. Excessive short-term trading can be disruptive to efficient Portfolio management and increases Portfolio transaction costs associated with buying and selling securities. These costs are borne directly by all Portfolio shareholders, including long-term investors who do not generate these costs. See "Policy to Discourage Abusive Market Timing" for a summary of measures that Safeco Mutual Funds has adopted in order to discourage abusive market timing or to compensate the Portfolio for the costs associated with it.

   Some mutual funds are more likely targets of market timers than others. International funds are often targeted to take advantage of time zone and currency exchange rate arbitrage made possible by the differences between the close of foreign securities markets and the next opening of U.S. securities markets. Mutual funds holding more volatile securities of smaller capitalized companies are also sometimes targeted. Money market funds can sometimes be used by market-timers to hold money temporarily as they move in an out of a targeted fund. To the extent a fund family or insurance company discourages market timing through a variety of methods, the exposure to market-timing risk can be significantly reduced.


   REGULATORY RISK. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

   STRATEGY RISK. Strategies the advisor uses to achieve the Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy.


   POLICY TO DISCOURAGE ABUSIVE MARKET TIMING

   Safeco Mutual Funds does not encourage or recommend market-timing investment strategies and, to the extent practicable, takes certain measures to limit the Portfolio's exposure to abusive market timing. These measures include:

-  monitoring large trades;

-  non-discriminatory disclosure of Portfolio holdings;

-  refusing purchases determined to be abusive market timing; and

- monitoring individual trades in the Portfolio by affiliated investment professionals.

   Market timers can go to great lengths to avoid detection. You should understand that, despite our efforts, there is still a possibility that abusive market timing will occur.

   INFORMATION ABOUT THE TRUST

   The Portfolio is a series of the Safeco Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable insurance products. The Portfolio may also be offered directly to qualified retirement plans.

   Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified retirement plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified retirement plans were to withdraw their investments in the Portfolio as a result of any such conflict, the Portfolio might be forced to sell securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified retirement plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.


   MANAGEMENT

   Safeco Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for implementing the investment strategies for the Portfolio. It provides investment research, advice, and supervision in the ongoing management of the Portfolio.

   SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

   Safeco Corporation announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

   If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. The Portfolio will not bear any of the expenses of the sale.The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.

   The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM an advisory fee of 0.65% of average daily net assets for the year ended December 31, 2003.

   The Portfolio and SAM have received an exemptive order from the Securities and Exchange Commission (SEC) that, if ratified by the Portfolio's shareholders, permits SAM, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders if there is a change of sub-advisor or terms of a sub-advisory agreement.

   PROXY VOTING
   As a shareholder in the various portfolio companies, the Portfolio has the right to vote proxies. A description of the Portfolio's proxy voting policies and procedures is available online at www.safecofinancial.com and in the SAI. To request a free copy of the SAI, call 1-800-472-3326.

   Starting August 31, 2004, the Portfolio's most recent proxy voting record, as filed with the SEC, will be publicly available online at www.safecofinancial.com and on the SEC's Web site at http://www.sec.gov.

   FINANCIAL HIGHLIGHTS
   Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends). Total returns do not reflect charges imposed by the variable insurance product or qualified retirement plan through which you invest and would be lower if they did. This information has been audited by Ernst & Young LLP, the Portfolio's independent auditor, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI, which is available upon request.

   Money Market Portfolio
   (For a Share Outstanding Throughout the Period)

                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                        ------------------------------
                                                    2003            2002             2001             2000             1999
                                                ------------    ------------    -------------     ------------     ------------

   Net Asset Value at Beginning of Period       $       1.00    $       1.00     $       1.00     $       1.00     $       1.00

   Income From Investment Operations
      Net Investment Income                               --^           0.02             0.04             0.05             0.04

   Less Distributions
      Dividends From Net Investment Income                --^          (0.02)           (0.04)           (0.05)           (0.04)
                                                ------------    ------------     ------------     ------------     ------------
   Net Asset Value at End of Period             $       1.00    $       1.00     $       1.00     $       1.00     $       1.00
                                                ============    ============     ============     ============     ============
   Total Return                                         0.50%           1.53%            3.75%            5.82%            4.63%

   Net Assets at End of Period (000's)          $     22,940    $     30,075     $     32,260     $     27,234     $     29,135

   Ratios to Average Net Assets:
      Gross Expenses                                    0.84%           0.79%            0.78%            0.84%            0.78%
      Net Expenses                                      0.84%           0.53% +          0.78%            0.84%            0.78%
      Net Investment Income                             0.51%           1.52%            3.64%            5.70%            4.52%

   + Net of fee waiver by advisor.
   ^ Amounts are less than $0.005 per share.

   DISTRIBUTIONS AND TAX CONSIDERATIONS
   The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified retirement plans). All dividends and distributions are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes.

   CALCULATION OF SHARE PRICE
   The net asset value of a Portfolio share (NAV) is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of the Portfolio's net assets by the number of shares that are outstanding. On holidays or other days when the NYSE is closed, the NAV is not calculated and the Portfolio does not transact purchase or redemption requests.

   The Portfolio, like most money market funds, values securities on the basis of amortized cost. Amortized cost valuation involves valuing a security at its cost and adding or subtracting any discount or premium (reflective of maturity), regardless of the impact of fluctuating interest rates on the market value of the security. This method minimizes the effect of changes in a security's market value and helps the Portfolio maintain a stable $1.00 share price.

   ADDITIONAL EXPENSE INFORMATION
   REVENUE SHARING. Safeco Securities, Inc. and its affiliates may pay broker-dealers and other marketers fees for various levels of marketing support and exposure and may be willing to contribute financially to take part in various events hosted or sponsored by various marketing organizations (i.e., "pay-to-play"). These relationship arrangement payments are not made with Portfolio assets. In addition, the Portfolio's investment advisor, SAM, enters into administrative service agreements with various insurance companies and their separate accounts which offer the Portfolio as an investment option in variable insurance products. These payments are for administrative services in connection with record keeping, mailing of statements and reports, periodic prospectus supplements, and proxy materials. In the case of affiliates, administrative services may also include accounting, legal, and compliance services. These payments are made by SAM and are not specifically for sales, distribution, shelf space, marketing support, or exposure to sales forces.

   SOFT-DOLLAR ARRANGEMENTS. Under "soft-dollar" arrangements, mutual fund investment advisors use part of the brokerage commissions they pay to broker-dealers for executing trades to obtain research and other services. These arrangements can create incentives for investment advisors to trade excessively or use broker-dealers who otherwise do not provide best execution of Portfolio trades or promise favored distribution arrangements to obtain more soft-dollar services, thereby increasing shareholders' costs. See the SAI for information regarding the Portfolio's brokerage practices.

   PORTFOLIO BROKERAGE COMMISSION. SAM attempts to obtain brokerage services for Portfolio trades from broker-dealers who consistently provide timely execution of trades at the lowest price ("best execution"). In situations involving thinly traded securities, SAM will occasionally use broker-dealers with expertise in such securities even though the commission may not be the lowest available. SAM has not entered into brokerage arrangements whereby trades are directed to specific broker-dealers in return for marketing or sales commitments with respect to Portfolio shares or other products and services offered by SAM's affiliates.


   PURCHASING AND REDEEMING SHARES

   A purchase or redemption order will be priced at the next NAV calculated after the order has been placed with the Portfolio or its authorized agent. Shares of the Portfolio are purchased and redeemed by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified retirement plans. Owners of variable insurance products and qualified retirement plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified retirement plan is responsible for properly transmitting purchase and sale orders.

   Recent SEC proposals, with few limited exceptions, would require that all trades, including those through intermediaries (including some separate accounts and qualified retirement plans), be received by the Portfolio prior to the close of the NYSE in order to receive that day's NAV. Currently, these exceptions include registered variable insurance product separate accounts but not qualified retirement plans. Unless exempted from the final rule, trade orders may have to be placed with intermediaries well in advance of the NYSE close to allow the intermediary time to aggregate and transmit orders to the Portfolio. Shareholders are advised to inquire regarding an intermediary's trading policies and procedures.

   In unusual circumstances, such as when the NYSE is closed or the SEC declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.


   ABUSIVE TRADING PRACTICES

   The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs that must be indirectly borne by other shareholders. To minimize this result, we reserve the right to refuse any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control. If we refuse a purchase order or exchange, we will notify the participating insurance company or qualified retirement plan through which you invest and return any money.

   FOR MORE INFORMATION
   If you would like more information about the Portfolio, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS

   Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for the respective reporting period.


   STATEMENT OF ADDITIONAL INFORMATION (SAI)

   The SAI provides more detailed information about the Portfolio. A current SAI is on file with the SEC, is incorporated herein by reference, and is legally considered part of this prospectus.


   You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

   Safeco Securities, Inc.
   4854 154th PL NE
   Redmond, WA 98052


   Telephone: 1-800-472-3326

   Web site: www.safecofinancial.com

   You can review and copy the Trust's reports and SAI at the SEC Public Reference Room. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the SEC Public Reference Section, Washington, DC 20549-0102.


   Investment Company Act File No. 811-4717

[SAFECO(TM) LOGO]
SAFECO RESOURCE SERIES TRUST
PROSPECTUS



SMALL-CAP VALUE PORTFOLIO
(FORMERLY SMALL COMPANY VALUE PORTFOLIO)


APRIL 30, 2004


AS WITH ALL MUTUAL FUND
SHARES, THE SECURITIES AND
EXCHANGE COMMISSION HAS
NOT APPROVED OR
DISAPPROVED THE SHARES
OFFERED IN THIS PROSPECTUS
OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR
COMPLETE. ANYONE WHO TELLS
YOU OTHERWISE IS COMMITTING
A CRIME.


Safeco(R) and the Safeco logo are trademarks of Safeco Corporation.

A WORD ABOUT THE PORTFOLIO

The Portfolio in this prospectus is a mutual fund used solely as an investment option for variable annuity contracts or variable life insurance policies ("variable insurance product") offered by insurance companies or for qualified pension and retirement plans ("qualified retirement plan"). You should not confuse the Portfolio with any other Safeco mutual fund, even though one or more of such funds may have the same or similar name, investment objective, advisor or portfolio manager as the Portfolio. The Portfolio is entirely separate from such other funds. In particular, you should not view the investment performance of such other funds as an indication of the performance of the Portfolio or rely upon information about any other fund in making investment decisions about the Portfolio.


Table of Contents


                                                                           PAGE
SMALL-CAP VALUE PORTFOLIO                                                   1

ADDITIONAL INVESTMENT INFORMATION
General Investment Risks                                                    5
Policy to Discourage Abusive Market Timing                                  6
Information About the Trust                                                 6
Management                                                                  6
Proxy Voting                                                                7
Financial Highlights                                                        7
Distributions and Tax Considerations                                        9
Calculation of Share Price                                                  9
Additional Expense Information                                              9
Purchasing and Redeeming Shares                                            10
Abusive Trading Practices                                                  10

FOR MORE INFORMATION                                                       11

SMALL-CAP VALUE PORTFOLIO

This Portfolio seeks long-term growth of capital through investing primarily in small-sized companies.


   PRINCIPAL INVESTMENT STRATEGIES


   To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.


   When evaluating a stock to buy for the Portfolio, the advisor looks for companies having one or more of the following characteristics:

-  long-term potential for above-average or improving earnings growth;

-  involvement in new or innovative products or services; or

- a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

   The Portfolio may sell a stock if:

- the company's earnings prospects or other relative-value indicators have deteriorated;

-  the stock price reaches a specific target;

- changes in market value cause the Portfolio to hold a larger position in the stock than the advisor wants;

-  other companies present more attractive investment opportunities; or

-  cash is needed to meet shareholder redemptions.

   PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO


   Loss of money is a risk of investing in the Portfolio. The value of Portfolio shares goes up and down with the prices of the securities in which the Portfolio invests and may decline in value. Stocks selected on the basis of expected future earnings may not perform as expected and could underperform other investments.

   Stocks of smaller or newly formed companies are more volatile than stock of larger companies. Many smaller companies have limited product lines, markets, capital, and managerial resources which makes them more vulnerable to isolated business setbacks than larger companies. Lower trading volumes may reduce liquidity and make it harder to sell securities at a fair price.

   During periods of market concern about inflation or deflation, some securities in which the Portfolio invests may become more volatile or decline in value. There is also an increased risk of issuer bankruptcy, especially for companies that are highly leveraged.


   At different times value stocks may fall out of favor with investors, depending on market and other conditions, and the Portfolio may perform better or worse than funds that focus on growth stocks or that have a broader investment style. In addition, although value investing may provide some protection from stock market declines, even the shares of comparatively undervalued companies typically fall in price during broad market declines.

   Because small company securities can be quite volatile, you should invest in the Portfolio only if you can withstand wide fluctuations in share price and investment returns that may vary significantly from the overall market over a long period of time.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE


Looking at how the Portfolio's annual total return has varied from year to year and how its average annual total returns over a one- and five-year period and since inception of the Portfolio compare to an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values, such as the Russell 2000 Value Index, gives you some idea of the Portfolio's risks. The Portfolio's returns in the bar chart and table are net of annual operating expenses, but do not reflect any additional charges and expenses that may be imposed by the variable insurance product or the qualified retirement plan through which you invest. If such charges and expenses were included, performance would be lower. All figures assume reinvestment of dividends and distributions. The Portfolio's past performance does not necessarily indicate how the Portfolio will perform in the future. Current performance may be lower or higher than the performance shown.


[CHART]


ANNUAL TOTAL RETURNS



YEAR END
1998          -19.95%
1999           15.40%
2000           -6.02%
2001           21.15%
2002           -4.56%
2003           42.78%


Since the Portfolio's inception in 1997, the highest quarterly return was 26.56% for the quarter ended December 31, 1999; and the lowest quarterly return was -33.79% for the quarter ended September 30, 1998.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003



                                                                           LIFE OF
                                            1 YEAR        5 YEARS         PORTFOLIO*
SMALL-CAP VALUE PORTFOLIO                   42.78%         12.35%           9.57%
RUSSELL 2000 VALUE INDEX**                  46.03%         12.28%          12.35%


*  Portfolio inception date is April 30, 1997.

** The Russell 2000 Value Index, an unmanaged index of value stocks in the Russell 2000 Index of small-capitalization U.S. stocks, is for reference only, does not mirror the Portfolio's investments, and reflects no deduction for fees or expenses.

FEES AND EXPENSES


There are fees and expenses that you will pay if you invest in the Portfolio. The table and the example do not reflect any fees or sales charges imposed by the variable insurance product or the qualified retirement plan for which the Portfolio is an investment option. If they were included, your costs would be higher. See the variable insurance product prospectus or qualified retirement plan disclosure document for more details.


  FEES AND EXPENSES OF THE PORTFOLIO


  SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Redemption Fees                                                                      None
  Sales Charge or Deferred Sales Charge                                                None

  ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES DEDUCTED FROM PORTFOLIO ASSETS)
  Management Fees                                                                      0.85%
  12b-1 Fees                                                                           None
  Other Expenses                                                                       0.20%
  Total Annual Portfolio Operating Expenses                                            1.05%



EXAMPLE

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes a $10,000 allocation to the Portfolio for the time periods indicated and that Portfolio shares are redeemed at the end of those periods. The example also assumes a hypothetical 5% return each year and that the Portfolio's operating expenses remain the same. Although the Portfolio's actual costs and performance may be higher or lower, based on these assumptions your costs would be:



1 YEAR      3 YEARS      5 YEARS    10 YEARS
$  107      $   334      $   579    $  1,283



THE SMALL-CAP VALUE PORTFOLIO IS MANAGED BY GREG EISEN, CFA, ASSISTANT VICE PRESIDENT OF SAFECO ASSET MANAGEMENT COMPANY. MR. EISEN HAS MANAGED THE PORTFOLIO SINCE ITS INCEPTION IN 1997, AND HAS MANAGED THE PUBLICLY AVAILABLE SAFECO SMALL-CAP VALUE FUND SINCE ITS INCEPTION IN 1996.

ADDITIONAL INVESTMENT INFORMATION


   This prospectus describes the Portfolio's investment objective and some of the policies and strategies by which the Portfolio intends to achieve its goal. Investment percentage requirements apply to the Portfolio's net assets plus any borrowings for investment purposes. The Portfolio may exceed investment percentage limits if, after the Portfolio's investment, market movements cause asset values to change. However, the Portfolio will adjust its holdings to the extent such changes in asset values impact the Portfolio's borrowing limits or liquidity policies. More information about the Portfolio's policies and strategies is in the Statement of Additional Information (SAI).

   INVESTMENT OBJECTIVE AND PORTFOLIO NAME CHANGES WITHOUT SHAREHOLDER APPROVAL. Changes to the Portfolio's fundamental investment policies require shareholder approval. However, the Portfolio may, with approval from its Board of Trustees, change its investment objective and change a Portfolio name that suggests a particular type of investment. If this happens, the Portfolio may no longer meet your investment needs. We will notify you at least 60 days in advance if the Board of Trustees votes to make such a change.

   CHANGES IN STOCK PRICES. The same economic and market conditions that affect investment in a single stock affect mutual funds that are invested in that stock. Common stock prices rise and fall in response to many factors, including the historical and prospective earnings of the issuers of the stock, the value of their assets, general economic conditions, interest rates, investor perceptions, and market liquidity.


   TEMPORARY DEFENSIVE STRATEGIES. From time to time, the Portfolio may take temporary defensive positions that are inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political, or other conditions. For temporary defensive purposes, the Portfolio may hold cash or invest in high-quality, short-term securities issued by an agency or instrumentality of the U.S. government, high-quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds, or repurchase agreements. The Portfolio taking a temporary defensive position may not achieve its investment objective.


   PORTFOLIO TURNOVER. The Portfolio may engage in active and frequent trading of its assets. If the Portfolio does trade this way, it may incur increased transaction costs and brokerage commissions which could detract from performance. The portfolio turnover rate for the Portfolio is shown in "Financial Highlights."

   EQUITY-RELATED SECURITIES. The Portfolio invests primarily in equity securities such as common stocks and does not invest a significant percentage of total assets in equity-related securities. However, the Portfolio may include equity-related securities when determining Portfolio compliance with the required 80% investment threshold. Equity-related securities include, but are not limited to, convertible securities, futures, depository receipts, and warrants.

   Convertible securities are securities that can be converted or exchanged for common stock. They are subject to interest rate risk and the risk that the assets into which they can be converted or exchanged decline in value.

   Futures involve an obligation to buy or sell a security at a fixed price at a particular date in the future and whose value depends on an underlying asset, interest rate, or index. Futures are subject to market risk, interest rate risk, and liquidity risk and may result in disproportionate investment losses. The Portfolio may not invest in futures for speculative purposes.

   Depository receipts (American (ADR), European (EDR) and Global (GDR)) are receipts for shares of a foreign based corporation that are convertible into securities of foreign issuers. The Portfolio may invest in "sponsored" depository receipts, which are issued with the involvement of the foreign company. Depository receipts carry the same currency exchange rate, political, and economic risks as the underlying foreign shares.

   Warrants allow a Portfolio to buy or sell underlying securities at a set price and are subject to market risk, interest rate risk, and liquidity risk. Security dilution will occur when warrants are exercised, as the issuing company is required to create a new share for each warrant that is exercised.


   GENERAL INVESTMENT RISKS


   It is important to understand your risks when making an investment decision. This section summarizes some general risks of investing in mutual funds. You should also carefully consider the specific risks that may apply to investing in this Portfolio. See "Principal Risks of Investing in the Portfolio." You should also see the SAI for additional information about the Portfolio's investment practices and risks. You may wish to consult your personal financial advisor about these and other risks of investing in mutual funds to determine if this Portfolio is right for you.


   CREDIT RISK. An issuer of a debt security may not be able to pay its principal and interest or, in the case of stock, a company's earnings stability and overall financial soundness may deteriorate. A change in the credit rating of an issuer can impact the value of a security and/or its liquidity.


   CURRENCY EXCHANGE RATE RISK. Unfavorable currency exchange rates can cause the value of foreign securities to decline in value or make investing in foreign securities more expensive.

   DEFLATION RISK. Persistent deflation can reduce profits and erode the value of collateral underlying debt securities and increase risk of defaults.

   FOREIGN INVESTMENT RISK. Social or political instability, inadequate or inaccurate financial information, and changes in the value of foreign currency can cause the value of foreign securities to fall.

   INFLATION RISK. High inflation can erode the dollar value of debt securities.

   INTEREST RATE RISK. Changes in interest rates can affect the value of an existing security. While falling interest rates generally increase the value of debt securities, rising interest rates can cause the value of debt securities to fall. The effect of interest rate changes is usually greater for securities with longer maturities.

   LIQUIDITY RISK. A security may not be able to be readily sold at a fair price. Securities subject to liquidity risk include stocks of small or newly formed companies or below investment-grade debt securities.

   MARKET RISK. Market activity and changes in investor perceptions may cause the price of stocks, bonds, or other securities to decline in value, causing your investment to be worth less than when you bought it.

   MARKET-TIMING RISK. Some investors try to profit by shifting money in and out of mutual funds as part of a short-term trading strategy to exploit daily price fluctuations. Excessive short-term trading can be disruptive to efficient Portfolio management and increases Portfolio transaction costs associated with buying and selling securities. These costs are borne directly by all Portfolio shareholders, including long-term investors who do not generate these costs. See "Policy to Discourage Abusive Market Timing" for a summary of measures that Safeco Mutual Funds has adopted in order to discourage abusive market timing or to compensate the Portfolio for the costs associated with it.

   Some mutual funds are more likely targets of market timers than others. International funds are often targeted to take advantage of time zone and currency exchange rate arbitrage made possible by the differences between the close of foreign securities markets and the next opening of U.S. securities markets. Mutual funds holding more volatile securities of smaller capitalized companies are also sometimes targeted. To the extent a fund family or insurance company discourages market timing through a variety of methods, the exposure to market-timing risk can be significantly reduced.


   REGULATORY RISK. Changes in government regulations may adversely affect the value or tax consequences of holding a security.

   STRATEGY RISK. Strategies the advisor uses to achieve the Portfolio's investment objective may not be successful or may achieve lesser results than a different strategy. Hedging strategies intended to offset investment risk may not be successful and in some cases could result in losses greater than the initial investment.

   POLICY TO DISCOURAGE ABUSIVE MARKET TIMING

   Safeco Mutual Funds does not encourage or recommend market-timing investment strategies and, to the extent practicable, takes certain measures to limit the Portfolio's exposure to abusive market timing. These measures include:

-  fair valuing securities for which accurate market prices are not available;

-  monitoring large trades;

-  non-discriminatory disclosure of Portfolio holdings;

-  refusing purchases determined to be abusive market timing; and

- monitoring individual trades in the Portfolio by affiliated investment professionals.

   Market timers can go to great lengths to avoid detection. You should understand that, despite our efforts, there is still a possibility that abusive market timing will occur.


   INFORMATION ABOUT THE TRUST


   The Portfolio is a series of the Safeco Resource Series Trust. The Portfolio is offered to life insurance companies, which may or may not be affiliated with each other, as an investment option under variable insurance products. The Portfolio may also be offered directly to qualified retirement plans.

   Although not currently anticipated by the Trust, there may be times in the future when the interests of various insurance product owners and qualified retirement plans participating in the Portfolio will conflict because of differences in tax treatment, or for other reasons. The Trust's Board of Trustees will monitor events in order to identify any such conflicts and determine what action, if any, should be taken. If one or more insurance company separate accounts or qualified retirement plans were to withdraw their investments in the Portfolio as a result of any such conflict, the Portfolio might be forced to sell securities at disadvantageous prices. In addition, the Trust may refuse to sell Portfolio shares to any separate account or qualified retirement plan or terminate the offering of Portfolio shares if such action is required by law or a regulatory authority or if its Board of Trustees determines that it is in the best interests of the Portfolio's shareholders.


   MANAGEMENT


   Safeco Asset Management Company (SAM) is the investment advisor for the Portfolio. As the advisor, SAM is responsible for implementing the investment strategies for the Portfolio. It provides investment research, advice, and supervision in the ongoing management of the Portfolio.

   SAM is a wholly owned subsidiary of Safeco Corporation, which is located at Safeco Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

   Safeco Corporation announced that it has entered into an agreement to sell SAM, Safeco Securities, Inc., the Portfolio's distributor, and Safeco Services Corporation, the Portfolio's transfer agent, as part of a larger transaction to sell its life insurance and investment businesses (collectively "Safeco Life and Investments") to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

   If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004, which will shift the direct ownership and control of SAM from Safeco Corporation to Safeco Life Insurance Company. The Portfolio will not bear any of the expenses of the sale.

   The change of ownership and control of SAM would constitute an "assignment" of the investment management agreement between SAM and the Resource Series Trust. Under the terms of the investment management agreement, as required by the Investment Company Act of 1940, such an assignment would automatically terminate the investment management agreement with respect to the Portfolio. Accordingly, the Trust's Board of Trustees will consider a new investment management agreement for the Portfolio. If approved by the Board, the new agreement will be presented to the Portfolio's shareholders for their approval. There can of course be no assurance that the Board or the shareholders will approve the new agreement.

   The Portfolio pays SAM an annual advisory fee based on a percentage of the Portfolio's average daily net assets, calculated each business day and paid monthly. The Portfolio paid SAM an advisory fee of 0.85% of average daily net assets for the year ended December 31, 2003.

   The Portfolio and SAM have received an exemptive order from the Securities and Exchange Commission (SEC) that, if ratified by the Portfolio's shareholders, permits SAM, with the approval of the Portfolio's Board of Trustees, to retain a sub-advisor for the Portfolio and/or change the terms of a sub-advisory agreement without submitting the new sub-advisory agreement to a vote of the Portfolio's shareholders. The Portfolio will notify shareholders if there is a change of sub-advisor or terms of a sub-advisory agreement.

   PROXY VOTING

   As a shareholder in the various portfolio companies, the Portfolio has the right to vote proxies. A description of the Portfolio's proxy voting policies and procedures is available online at www.safecofinancial.com and in the SAI. To request a free copy of the SAI, call 1-800-472-3326.

   Starting August 31, 2004, the Portfolio's most recent proxy voting record, as filed with the SEC, will be publicly available online at www.safecofinancial.com and on the SEC's Web site at http://www.sec.gov.


   FINANCIAL HIGHLIGHTS


   Performance for the Portfolio is shown in the following Financial Highlights table. This table is intended to help you understand the Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Portfolio share. The total returns in the table reflect the rate that an investor would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect charges imposed by the variable insurance product or qualified retirement plan through which you invest and would be lower if they did. This information has been audited by Ernst & Young LLP, the Portfolio's independent auditor, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI, which is available upon request.

SMALL-CAP VALUE PORTFOLIO

(For a Share Outstanding Throughout the Period)

                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                 2003           2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $    12.16     $    12.81     $    10.68     $    11.39     $     9.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                    0.09           0.07           0.13           0.02          (0.01)
    Net Realized and Unrealized Gain
    (Loss) on Investments                           5.10          (0.65)          2.13          (0.71)          1.53
-------------------------------------------------------------------------------------------------------------------------
   Total From Investment Operations                 5.19          (0.58)          2.26          (0.69)          1.52

LESS DISTRIBUTIONS
    Dividends From Net Investment Income           (0.09)         (0.07)         (0.13)         (0.02)            --
    Distributions From Realized Gains              (0.26)            --             --             --             --
-------------------------------------------------------------------------------------------------------------------------
   Total Distributions                             (0.35)         (0.07)         (0.13)         (0.02)            --
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE AT END OF PERIOD              $    17.00     $    12.16     $    12.81     $    10.68     $    11.39
=========================================================================================================================

TOTAL RETURN                                       42.78%         (4.56%)        21.15%+        (6.02%)+       15.40%+

NET ASSETS AT END OF PERIOD (000'S)           $   40,405     $   24,663     $   21,598     $   14,199     $   14,054

RATIOS TO AVERAGE NET ASSETS

   Gross Expenses                                   1.05%          1.03%          1.09%          1.04%          1.22%
   Net Expenses                                     1.05%          1.03%          0.96%          0.95%          0.95%
   Net Investment Income (Loss)                     0.71%          0.54%          1.26%          0.22%         (0.14)%

PORTFOLIO TURNOVER RATE                               50%            56%            97%           116%           128%

+ The total return would have been lower had certain expenses not been reduced during the periods shown.

   DISTRIBUTIONS AND TAX CONSIDERATIONS


   The Portfolio distributes substantially all of its net investment income and net capital gains to its shareholders (the separate accounts of participating insurance companies and qualified retirement plans). All dividends and distributions are automatically reinvested in shares of the Portfolio. If you own a variable insurance product, the tax consequences of investment in the Portfolio depend upon the tax status of the variable insurance product through which you invest. You should refer to the prospectus relating to your variable insurance product for information about taxes.


   CALCULATION OF SHARE PRICE


   The net asset value of a Portfolio share (NAV) is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of the Portfolio's net assets by the number of shares that are outstanding. On holidays or other days when the NYSE is closed, the NAV is not calculated and the Portfolio does not transact purchase or redemption requests.

   The Portfolio's Board of Trustees has adopted procedures to value securities held by a Portfolio, in general, based on market value.

   Market value information for the Portfolio's investment holdings is obtained from a pricing service. Values for equity portfolio securities listed on securities exchanges are based on the last reported sale price on the national exchange on which the securities are primarily traded, unless there are no transactions, in which case the value is based on the last reported bid price. Values for equity portfolio securities primarily traded on the NASDAQ National Market System are based on the NASDAQ Official Closing Price, unless there are no transactions, in which case the value is based on the last reported bid price from NASDAQ. Values for fixed-income portfolio securities (other than short-term securities) are based on matrix pricing models that consider bid prices, quotations from dealers, transactions in comparable securities, and various relationships between securities. Short-term portfolio securities maturing within 60 days from the time of purchase are valued at amortized cost, which approximates market value.

   When reliable market quotations are not available, the Portfolio may value the security at its fair value as determined in good faith by or under the supervision of its Board of Trustees. When fair-value pricing is used, the prices used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities.

   To the extent that the Portfolio owns securities that trade in other markets on days when the NYSE is closed, the value of the Portfolio's assets may change on days when shareholders cannot purchase or redeem shares. In addition, trading in some of the Portfolio's assets may not occur on days when the Portfolio is open for business.

   ADDITIONAL EXPENSE INFORMATION

   REVENUE SHARING. Safeco Securities, Inc. and its affiliates may pay broker-dealers and other marketers fees for various levels of marketing support and exposure and may be willing to contribute financially to take part in various events hosted or sponsored by various marketing organizations (i.e., "pay-to-play"). These relationship arrangement payments are not made with Portfolio assets. In addition, the Portfolio's investment advisor, SAM, enters into administrative service agreements with various insurance companies and their separate accounts that offer the Portfolio as an investment option in variable insurance products. These payments are for administrative services in connection with record keeping, mailing of statements and reports, periodic prospectus supplements, and proxy materials. In the case of affiliates, administrative services may also include accounting, legal, and compliance services. These payments are made by SAM and are not specifically for sales, distribution, shelf space, marketing support, or exposure to sales forces.

   SOFT-DOLLAR ARRANGEMENTS. Under "soft-dollar" arrangements, mutual fund investment advisors use part of the brokerage commissions they pay to broker-dealers for executing trades to obtain research and other services. These arrangements can create incentives for investment advisors to trade excessively or use broker-dealers who otherwise do not provide best execution of Portfolio trades or promise favored distribution arrangements to obtain more soft-dollar services, thereby increasing shareholders' costs. See the SAI for information regarding the Portfolio's brokerage practices.

   PORTFOLIO BROKERAGE COMMISSION. SAM attempts to obtain brokerage services for Portfolio trades from broker-dealers who consistently provide timely execution of trades at the lowest price ("best execution"). In situations involving thinly traded securities, SAM will occasionally use broker-dealers with expertise in such securities even though the commission may not be the lowest available. SAM has not entered into brokerage arrangements whereby trades are directed to specific broker-dealers in return for marketing or sales commitments with respect to Portfolio shares or other products and services offered by SAM's affiliates.


   PURCHASING AND REDEEMING SHARES


   A purchase or redemption order will be priced at the next NAV calculated after the order has been placed with the Portfolio or its authorized agent. Shares of the Portfolio are purchased and redeemed by the separate accounts of participating insurance companies to meet obligations under their variable insurance products and by qualified retirement plans. Owners of variable insurance products and qualified retirement plan participants do not deal directly with the Trust with respect to purchases or redemptions of shares. The participating insurance company or qualified retirement plan is responsible for properly transmitting purchase and sale orders.


   Recent SEC proposals, with few limited exceptions, would require that all trades, including those through intermediaries (including some separate accounts and qualified retirement plans), be received by the Portfolio prior to the close of the NYSE in order to receive that day's NAV. Currently, these exceptions include registered variable insurance product separate accounts, but not qualified retirement plans. Unless exempted from the final rule, trade orders may have to be placed with intermediaries well in advance of the NYSE close to allow the intermediary time to aggregate and transmit orders to the Portfolio. Shareholders are advised to inquire regarding an intermediary's trading policies and procedures.

   In unusual circumstances, such as when the NYSE is closed or the SEC declares an emergency, we may suspend or delay payment for redemptions. We also reserve the right to delay payment for up to seven days if immediate payment could adversely affect the Portfolio.


   ABUSIVE TRADING PRACTICES


   The Portfolio is not designed for short-term trading, market timing, or for organizations or other persons that use programmed, large, or frequent transfers. These types of trading activities may be disruptive to Portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs that must be indirectly borne by other shareholders. To minimize this result, we reserve the right to refuse any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Portfolio. In making this determination, we may consider trading across multiple accounts under common ownership or control. If we refuse a purchase order or exchange we will notify the participating insurance company or qualified retirement plan through which you invest and return any money.

   FOR MORE INFORMATION

   If you would like more information about the Portfolio, the following documents are available free upon request:

   ANNUAL/SEMIANNUAL REPORTS


   Additional information about the Portfolio's investments is available in the Trust's annual and semiannual reports to shareholders. In these reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance for the respective reporting period.


   STATEMENT OF ADDITIONAL INFORMATION (SAI)


   The SAI provides more detailed information about the Portfolio. A current SAI is on file with the SEC, is incorporated herein by reference, and is legally considered part of this prospectus.


   You can get free copies of these documents or discuss your questions about the Portfolio by contacting the Portfolio at:

   Safeco Securities, Inc.
   4854 154th PL NE
   Redmond, WA 98052


   Telephone: 1-800-472-3326
   Web site: www.safecofinancial.com

   You can review and copy the Trust's reports and SAI at the SEC Public Reference Room. To find out more about this service, call the SEC at 1-202-942-8090 or 1-800-SEC-0330. Reports and other information about the Trust and the Portfolio are also available on the EDGAR database available on the SEC's Web site at http://www.sec.gov. You can also get copies, for a fee, by writing or calling the SEC Public Reference Section, Washington, DC 20549-0102.



   Investment Company Act File No. 811-4717

                                     PART B

                          SAFECO RESOURCE SERIES TRUST

                              Core Equity Portfolio
                         Growth Opportunities Portfolio
                            Multi-Cap Core Portfolio
                                 Bond Portfolio
                             Money Market Portfolio
                            Small-Cap Value Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated April 30, 2004
                                    --------

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the current prospectuses, each dated April 30, 2004, of the Portfolios listed above (collectively, the "Portfolios"). Portions of the Trust's annual report are incorporated by reference into this SAI. A copy of the Trust's annual report accompanies this Statement. Copies of the Portfolios' prospectuses and additional copies of the annual report may be obtained by calling 1-800-472-3326 or by writing Safeco Securities, Inc., 4854 154th PL NE, Redmond, Washington 98052.

Shares of the Trust are offered to life insurance companies, which may or may not be affiliated with one another ("Participating Insurance Companies"), for allocation to certain of their separate accounts established for the purpose of funding variable life insurance policies and variable annuity contracts, and may also be offered directly to qualified pension and retirement plans ("Qualified Plans"). The Participating Insurance Companies and the Qualified Plans may or may not make all Portfolios described in this Statement available for investment.



TABLE OF CONTENTS                                                                               Page

DESCRIPTION OF THE TRUST.........................................................................  3
CHARACTERISTICS OF THE TRUST'S SHARES............................................................  3
OVERVIEW OF INVESTMENT POLICIES..................................................................  5
I. Fundamental Investment Policies ..............................................................  5
II. Non-Fundamental Investment Policies .........................................................  6
ADDITIONAL INVESTMENT INFORMATION ...............................................................  8
SPECIAL INVESTMENT RISKS.........................................................................24
         BELOW INVESTMENT-GRADE BONDS............................................................24
         FOREIGN SECURITIES......................................................................24
         HEDGING TRANSACTIONS....................................................................25
         ISSUER SIZE LIMITATIONS.................................................................25
LENDING OF PORTFOLIO SECURITIES..................................................................25
INFORMATION ON CALCULATION OF NET ASSET
        VALUE PER SHARE .........................................................................26
INFORMATION ON DIVIDENDS FOR THE
        MONEY MARKET PORTFOLIO...................................................................27
MANAGEMENT OF THE PORTFOLIOS.....................................................................27
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF
        THE PORTFOLIOS ..........................................................................33
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................33
BROKERAGE PRACTICES..............................................................................37
DISTRIBUTIONS AND TAX INFORMATION................................................................38
FINANCIAL STATEMENTS.............................................................................42
APPENDIX A - DESCRIPTION OF RATINGS..............................................................43
APPENDIX B - PROXY VOTING POLICY AND PROCEDURES FOR
        SAFECO MUTUAL FUND TRUSTS................................................................48
APPENDIX C - PROXY VOTING POLICY OVERVIEW AND GUIDELINES
        FOR SAFECO ASSET MANAGEMENT..............................................................49


DESCRIPTION OF THE TRUST

Each Portfolio is a series of Safeco Resource Series Trust (the "Trust"), an open-end management investment company, and is a diversified series of the Trust. The Trust was formed as a Massachusetts business trust by Trust Instrument filed July 1, 1986, and was reorganized as a Delaware Statutory trust on September 30, 1993, under a Trust Instrument dated May 13, 1993.

The Trust offers its shares through six diversified portfolios: the Core Equity Portfolio (formerly "Equity Portfolio"), Growth Opportunities Portfolio, formerly "Growth Portfolio," Multi-Cap Core Portfolio (formerly "Northwest Portfolio"), Bond Portfolio, Money Market Portfolio and Small-Cap Value Portfolio, (formerly "Small Company Value Portfolio" and before that, "Small Company Stock Portfolio"). The Trust may issue an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series of shares of the Trust without the approval of shareholders. The Portfolios offer only a single, no-load, class of shares.

CHARACTERISTICS OF THE TRUST'S SHARES

Restrictions on Retaining or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Trust's shares, except in the event that the Trust or any of its Portfolios is terminated in the future as a result of reorganization or liquidation and distribution of assets.

Shareholder Obligations and Liabilities

Under Delaware law, the shareholders of the Trust will not be personally liable for the obligations of the Trust or any Portfolio of the Trust. A shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio of the Trust contain a statement that such obligation may only be enforced against the assets of the Trust or the Portfolio of the Trust and generally provides for indemnification out of the Trust's or the Portfolio's property of any shareholder nevertheless held personally liable for the Trust's or a Portfolio's obligations, respectively.

Dividend Rights

Shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for that Portfolio. With respect to distributions, no shares have priority or preference over any other shares of the same Portfolio. Distributions will be made from the assets of a Portfolio, and will be paid ratably to all shareholders of the Portfolio according to the number of shares of such Portfolio held by shareholders on the record date.

Voting Rights

Shareholders are entitled to vote on any matter that (i) concerns an amendment to the Trust Instrument that would affect the voting rights of shareholders,
(ii) requires a shareholder vote under the Investment Company Act of 1940 (the "1940 Act") or any other applicable law, or (iii) is submitted to them by the Trustees in their discretion. The 1940 Act requires a shareholder vote in certain circumstances, including to elect Trustees if the number of Trustees that have been elected by shareholders falls below two-thirds, to make a material change to the Trust's investment advisory agreement, and to change any fundamental policy of the Trust. On any matter submitted to a vote of shareholders, all shares of the Portfolios of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by Portfolio except for matters concerning only a Portfolio. The holders of each share of a Portfolio of the Trust shall be entitled to one vote for each full share and a fractional vote for each fractional share. Shares of one Portfolio of the Trust may not bear the same economic relationship to the Trust as shares of another Portfolio of the Trust. Voting rights are non-cumulative and cannot be modified without a majority vote of shareholders.

Variable contract owners will be able to vote on matters presented to a vote of shareholders of the Trust through the pass through of voting rights held by the participating insurance companies, which will solicit voting instructions from variable insurance product owners when a matter is presented to a vote of shareholders. See the separate account prospectus for the variable insurance product for more information regarding the pass-through of these voting rights.

The participants in qualified plans have no pass-through voting rights. The trustees of such plans, or, in certain cases, a named fiduciary or an investment manager, will vote the shares held by the qualified plans.

Liquidation Rights

In the event of liquidation, shareholders will be entitled to receive a pro rata share of the net assets of the applicable Portfolio of the Trust.

Preemptive Rights

Shareholders have no preemptive rights.

Conversion Rights

Shareholders have no conversion rights.

Redemption Provisions

The provisions for redemption of Trust shares are set forth in the current prospectus relating to the applicable variable annuity contract or variable life insurance policy, or in the plan document relating to the applicable qualified plan and elsewhere in this Statement.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessments

The shares are fully paid and non-assessable.

OVERVIEW OF INVESTMENT POLICIES

The investment policies of the Portfolios are described in the prospectuses and this SAI. These policies state the investment practices that the Portfolios will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. government securities or bonds) the Portfolios may purchase are disclosed in the prospectuses and this SAI. The Portfolios currently have no intention of purchasing securities in material amounts that the following policies permit, but which are not currently described in the Portfolios' prospectus or this SAI. When satisfying investment policy percentage requirements, a Portfolio's "assets" or "net assets" means net assets plus any borrowings for investment purposes. If an investment policy's percentage limitation is adhered to immediately after and as a result of an investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Portfolio complies with the applicable limitation (except to the extent the change may impact a Portfolio's borrowing limit and liquidity policies).

Fundamental investment policies cannot be changed without shareholder approval. Each Portfolio's fundamental investment policies can be changed only with the approval of a "majority of its outstanding voting securities," as defined by the 1940 Act. For purposes of such approval, the vote of a majority of the outstanding voting securities of a Portfolio means the vote, at a meeting of the shareholders of such Portfolio duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less. The Board of Trustees may change non-fundamental policies without shareholder approval, however, Portfolios bearing names that reflect an emphasis in specific types of investments, i.e. Core Equity Portfolio, Bond Portfolio and Small-Cap Value Portfolio, will provide 60 days notice to shareholders before changing the Portfolio's investment emphasis.

I. FUNDAMENTAL INVESTMENT POLICIES

The seven fundamental investment policies listed below apply to all of the Portfolios covered by this SAI:

1. The Portfolio will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Portfolio from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or with respect to the Money Market Portfolio only, certain bank instruments issued by domestic banks.

2. The Portfolio may not borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.1

3. The Portfolio may not underwrite the securities of other issuers, except that the Portfolio may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

---------------

(1) With respect to Portfolio borrowing in Fundamental Policy 2. above, such borrowing is limited to the extent that immediately following any such borrowing the Portfolio maintains asset coverage of at least 300% of the total of all outstanding borrowings, except that if such asset coverage falls below 300%, the Portfolio will within three business days, or longer if the SEC allows, reduce the amount of its borrowings accordingly.

4. The Portfolio may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

5. The Portfolio may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts or investing in securities that are secured by physical commodities.

6. The Portfolio may not make loans, provided that this restriction does not prevent the Portfolio from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

7. The Portfolio will not purchase securities of any one issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in securities of that issuer or the Portfolio would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Portfolio's total assets may be invested without regard to these limitations, and except that these limitations do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other open-end investment companies.


II.  NON-FUNDAMENTAL INVESTMENT POLICIES

In addition to the policies described in the Portfolios' prospectuses. The following non-fundamental policies have been adopted by all Portfolios covered by this SAI except as noted.

1. Foreign Currency Exchange: The Portfolios will not buy or sell foreign currency, except as necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

2. Foreign Securities: The Portfolios may invest up to 20% of its assets in foreign securities which are listed on a national exchange, including investments in American Depository Receipts.

3. Temporary Investments: The Portfolios may purchase as temporary investments for its cash: commercial paper; certificates of deposit; shares of no-load, open-end money market funds; repurchase agreements (subject to restrictions on the Portfolio's investment in illiquid securities), and other short-term investments.

4. Illiquid Securities: If immediately after and as a result of such action the value of the following securities, in the aggregate, would exceed 15% of the Portfolio's net assets [10% in the case of the Money Market Portfolio], the Portfolio will not (i) purchase securities for which there is no readily available market, (ii) purchase time deposits maturing in more than seven days, (iii) purchase over-the-counter (OTC) options or hold assets set aside to cover OTC options written by the Portfolios, (iv) enter into repurchase agreements maturing in more than seven days, or
         (v) invest in interests in real estate investment trusts which are not readily marketable or interests in real estate limited partnerships which are not listed or traded on the NASDAQ Stock Market.

5. Purchasing Securities on Margin: The Portfolios will not purchase securities on margin. However, the Portfolios may (i) obtain short-term credits as necessary to clear its purchases and sales of securities, and (ii) make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

6. Leverage: The Portfolios may borrow money (i) from banks, (ii) from Safeco Corporation or its affiliated companies (for extraordinary or emergency purposes only), or (iii) by engaging in reverse repurchase agreements. Aggregate total borrowings from Safeco Corporation or its affiliated companies by each Portfolio is limited to no more than 5% of total assets immediately following the loan. The Portfolios will not commit to additional securities purchases if outstanding borrowings from affiliates are equal to 5% or more of total assets.(2)

In addition to the common non-fundamental policies described above, the following non-fundamental policies, under normal circumstances, apply to each of the Portfolios as noted:

Convertible Securities: [Core Equity Portfolio, Growth Opportunities Portfolio, and Small-Cap Value Portfolio only] The Portfolio may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

Equity and Equity-Related Securities: [Core Equity Portfolio, Growth Opportunities Portfolio, Multi-Cap Core Portfolio and Small-Cap Value Portfolio only] The Portfolio may invest in equity and equity-related securities. Core Equity Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities; and Small-Cap Value Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of companies with total market capitalization at the time of investment of less than $1.5 billion.

Forward Contracts, Options, Futures Contracts and Options on futures: [Core Equity Portfolio, Growth Opportunities Portfolio, Multi-Cap Core Portfolio and Small-Cap Value Portfolio only] Multi-Cap Core Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 20% of the Portfolio's net assets. The Growth Opportunities Portfolio, Core Equity Portfolio, and Small-Cap Value Portfolio will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Portfolio's net assets. The Portfolios will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of the Portfolio's net assets. The Portfolios will not enter into any futures contract or option on futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

Temporary Defensive Measures: [Bond Portfolio and Money Market Portfolio only] The Portfolio may hold cash as a temporary defensive measure when market conditions so warrant.

When-Issued Securities: [Bond Portfolio and Money Market Portfolio only] The Portfolio may purchase "when-issued" or "delayed-delivery" securities, and may purchase or sell securities on a "forward commitment" basis.

Bonds: [Bond Portfolio only] The Portfolio will invest at least 80% of its net assets (plus any borrowings for investment purposes) in bonds.
--------
(2) A Portfolio will not commit to additional securities purchases if total outstanding borrowings are equal to 5% or more of total assets.

Municipal Project Concentration: [Money Market Portfolio only] The Portfolio will limit its investment in municipal obligations the interest on which is payable from the revenues of similar types of projects to less than 25% of the Portfolio's total assets. As a matter of operating policy, "similar types of projects" may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air and water pollution control projects.

Single State Concentration: [Money Market Portfolio only] The Portfolio will limit its investment in securities whose issuers are located in the same state to less than 25% of the Portfolio's total assets.

Single Issuer Concentration: [Money Market Portfolio only] The Portfolio may invest up to 25% of its total assets in the "first tier securities" of a single issuer for up to three business days after purchase. First tier securities are securities (1) rated in the highest short-term category by two nationally recognized statistical rating organizations (NRSROs); (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the securities a short-term rating; or (3) unrated, but determined by Safeco Asset Management Company (SAM), to be of comparable quality.


ADDITIONAL INVESTMENT INFORMATION

STOCK PORTFOLIOS

The Core Equity Portfolio, Growth Opportunities Portfolio, Multi-Cap Core Portfolio, and Small-Cap Value Portfolio (the "Stock Portfolios"), may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Common Stocks and Preferred Stocks. Common stocks represent equity interest in a corporation. Although common stocks in general have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and overall market and economic conditions. Preferred stocks are equity securities whose owners have a claim on a company's earnings and assets before holders of common stock, but after debt holders. The risk characteristics of preferred stocks are similar to those of common stocks, except that preferred stocks are generally subject to less risk than common stocks.

2. Bonds and Other Debt Securities. The Portfolios may invest in bonds and other debt securities that are rated investment grade, or unrated bonds determined by Safeco Asset Management Company (SAM) to be of comparable quality to such rated bonds. Bonds rated in the lowest category of investment grade (Baa by Moody's Investors Service, Inc. ("Moody's") and BBB by S&P and Fitch) and comparable unrated bonds have speculative characteristics and are more likely to have a weakened capacity to make principal and interest payments under changing economic conditions or upon deterioration in the financial condition of the issuer.

     Bonds and debt securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. The value of bonds and other debt securities will normally vary inversely with interest rates. In general, bond prices rise when interest rates fall, and bond prices fall when interest rates rise. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds.

3. Convertible Securities. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

4. Warrants. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges. Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Portfolio could lose all of its principal investment in the warrant.

     A Portfolio will invest in a warrant only if the Portfolio has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Portfolio will purchase the warrant only if it is attached to a security in which the Portfolio has authority to invest. A Portfolio will generally purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

5. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. Investing in restricted securities may increase the Portfolio's illiquidity to the extent that qualified institutional buyers or other buyers become unwilling, for a time, to purchase the securities. As a result, the Portfolio may not be able to sell these securities when its investment adviser deems it advisable to sell, or may have to sell them at less than fair value. In addition, market quotations are sometimes less readily available for restricted securities. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

     To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolios likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

6. Repurchase Agreements. Repurchase agreements are transactions in which a Portfolio purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Portfolio will not enter into a repurchase agreement unless the agreement is fully collateralized and the Portfolio will value the securities underlying the repurchase agreement daily to assure that this condition is met. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including delays and costs to a Portfolio if the other party to a repurchase agreement defaults or becomes bankrupt. Each Portfolio intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the Board's general supervision. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counterparties may be less creditworthy than U.S. counterparties.

7. American Depository Receipts (ADRs). ADRs as well as other "hybrid" forms of ADRs, including European Depository Receipts (EDRs) and Global Depository Receipts (GDRs), are equity-related securities that evidence ownership of shares of a foreign issuer. These receipts are issued by depository banks or trust companies and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. In addition to the risks of foreign investment applicable to the underlying securities, ADRs may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the depository bank or trust company, or that such information in the market may not be current. ADRs which are structured without sponsorship of the issuer of the underlying foreign security may also be subject to the risk that the foreign issuer may not provide financial and other material information to the depository bank or trust company issuer. See "SPECIAL INVESTMENT RISKS--Foreign Securities" for additional information.

8. Foreign Securities. Foreign securities are subject to risks in addition to those inherent in investments in domestic securities. (SEE "SPECIAL INVESTMENT RISKS - Foreign Securities" for additional information.)

9. Indexed Securities. The Portfolios may invest in securities whose performance and principal amount at maturity are linked to a specified equity security or securities index. The value of an indexed security is determined by reference to a specific equity instrument or statistic. The performance of indexed securities depends largely on the performance of the securities or indices to which they are indexed, but such securities are subject to credit risks associated with the issuer of the security. Indexed securities may also be more volatile than their underlying instruments.

10. Cash or High Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Portfolios or Repurchase Agreements. The Portfolios may purchase these short-term securities as a cash management technique under those circumstances where they have cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, dividend distributions from portfolio securities or cash from the sale of Portfolio shares to investors. In making temporary investments in commercial paper and certificates of deposit, a Portfolio will adhere to the following guidelines:

(a) Commercial paper must be rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

(b) Certificates of deposit (CDs) must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the FDIC. A Portfolio's investments in CDs issued by FDIC-insured banks or savings and loans having less than $1 billion in assets will be limited in amount to the statutory insurance coverage provided by the FDIC.

11. Real Estate Investment Trusts (REITs). REITs purchase real property, which is then leased, and make mortgage investments. REITs attempt to qualify for "modified pass through" tax treatment for federal income tax purposes, similar to the Portfolios' treatment (see "Tax Information"), by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income. REITs are dependent upon the successful operation of the properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged. Some REITs pay investment management fees to third parties. If a Portfolio invests in a REIT with this type of expense structure, the Portfolio would pay investment management fees for the REIT in addition to paying investment management fees to the Portfolio's investment advisor.

12. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

13. When-Issued or Delayed-Delivery Securities. Under this procedure, a Portfolio agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Portfolio prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Portfolio bears the risk of such fluctuation from the date of purchase. When a Portfolio purchases when-issued or delayed-delivery securities, it will earmark liquid, high-quality securities in an amount equal in value to the purchase price of the security. Use of these techniques may affect a Portfolio's share price in a manner similar to the use of leveraging. A Portfolio may dispose of its interest in those securities before delivery.

14. Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

15. Eurodollar Bonds. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond market and are denominated in U.S. dollars. Eurodollar bonds are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks may include nationalization of the issuer, confiscatory taxation by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Portfolio, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and, finally, difficulty in enforcing claims against foreign issuers in the event of default.

16. Passive Foreign Investment Companies (PFICs). PFICs are foreign corporations (and entities classified as such for federal tax purposes) organized as vehicles to invest in companies of certain foreign countries. Investors in a PFIC indirectly bear their proportionate share of the PFIC's management fees and other expenses.


17. Options on Securities and Security Indexes. The Portfolios may purchase put and call options and may write (sell) covered call options on securities in which it may invest or on any index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges. The Portfolios may write covered call options and purchase put and call options for any non-speculative purpose, including as a substitute for the purchase or sale of securities, to protect against declines in the value of portfolio securities, or to protect against increases in the cost of securities to be acquired. The Portfolios' use of options involves certain special risks, in addition to the risk that the market will move adversely to the Portfolio's option position. See "Risks Associated with Equity Options Transactions" below and "Hedging Transactions" in the section entitled SPECIAL INVESTMENT RISKS, for discussions of these risks or for additional restrictions on Portfolio investment in options. The Portfolios do not intend to invest more than 5% of their net assets at any one time in the purchase of put and call options on securities and security indexes.

18. Writing Covered Call Options. A call option on a security obligates a Portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A call option on a securities index written by a Portfolio obligates the Portfolio to make a cash payment reflecting any increase in the index above a specified level to the holder of the option if the option is exercised at any time before the expiration date. Call options on securities indexes do not involve the actual sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Portfolio of the opportunity to profit from an increase in the market price of the securities in its portfolio. The Portfolios will write call options only if they are covered, and such options must remain covered so long as a Portfolio is obligated as a writer.

     For purposes of writing covered call options, a call option on a security is "covered" only if at the time the Portfolio writes the call, the Portfolio holds in its portfolio on a share-for-share basis the same security as the call written. A Portfolio must maintain such security in its portfolio from the time the Portfolio writes the call option until the option is exercised, terminated or expires.

     When a Portfolio writes a call option on an industry or market segment index, the Portfolio will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

     If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Portfolio will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when a Portfolio writes a call on an index that is in-the-money at the time the call is written, the Portfolio will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Portfolio's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered, and the Portfolio need not follow the segregation requirements set forth in this paragraph if the Portfolio holds a call on the same index as the call written, where the strike price of the call held is equal to or less than the strike price of the call written, or greater than the strike price of the call written if the difference is maintained by the Portfolio in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

19. Purchasing Equity Options. The Portfolios would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (protective puts), in the market value of securities of the type in which it may invest. The purchase of a call option on securities would entitle the Portfolio, in return for the premium paid, to receive specified securities at a specified price during the option period. The purchase of an index call option would entitle the Portfolio, in return for the premium paid, to receive a cash payment reflecting any increase in the index above a specified level upon exercising the option during the option period. The Portfolio would ordinarily realize a gain on the purchase of a call option if the market value of the security or the amount of a cash payment exceeded the premium paid and transaction costs; otherwise the Portfolio would realize either no gain or a loss on the purchase of the call option. The purchase of a put option on a security would entitle the Portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of an index put option would entitle the Portfolio, in exchange for the premium paid, to receive a cash payment reflecting any decrease in the index below a specified level upon exercising the option during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. The Portfolio would ordinarily realize a gain if, during the option period, the market level of the security or the level of the index decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Portfolio would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Portfolio's assets.

20. Closing Transactions on Equity Options. The Portfolios may exercise an option it holds or make an offsetting sale or purchase of an identical option to close out its previous position as the holder or writer of that option.

21. Risks Associated with Equity Options Transactions. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Investment Advisor's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to dispose of assets until the options expire or are exercised.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

     The distinctive characteristics of options on securities indexes create certain risks that are not present with options on securities. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Portfolios would not be able to close out options that they had purchased and, if restrictions on exercise were imposed, a Portfolio might be unable to exercise an option it holds, which could result in substantial losses to the Portfolio. The Portfolios generally will select stock indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

     Price movements in the Portfolios' equity security portfolios probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index a Portfolio bears the risk that the price of the securities it holds in its portfolio may not increase as much as the index. In such event, the Portfolio would bear a loss on the call that is not completely offset by movement in the price of the Portfolio's equity securities. It is also possible that the index may rise when the Portfolio's securities do not rise in value. If this occurred, the Portfolio would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Portfolios' securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

     When a Portfolio has written a call, there is also a risk that the market may decline between the time the Portfolio has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Portfolio is able to sell stocks in its portfolio. As with stock options, the Portfolio will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Portfolio would be able to deliver the underlying securities in settlement, the Portfolio may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indexes than with stock options.

     There are also certain special risks involved in purchasing put and call options on stock indexes. If a Portfolio holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Portfolio may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

22. Stock Index Futures Contracts. The Portfolios may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

     A Portfolio may sell stock index futures to hedge against a decline in the value of equity securities it holds. A Portfolio may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Portfolios may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Portfolios' equity securities.

     A Portfolio's successful use of stock index futures contracts depends upon the Advisor's ability to predict the direction of the market, and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Portfolio's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Portfolio to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

     Under regulations of the Commodity Futures Trading Commission (CFTC), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Portfolios will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Portfolio's assets may be committed as initial margin on futures contracts.

23. Options on Futures Contracts. The Portfolios may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, on exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Portfolios intend to utilize options on futures contracts for the same purposes that they intend to use the underlying futures contracts.

     Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, a Portfolio might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Portfolio were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against the Portfolio.

     The Portfolios will not purchase a put or call option or option on a futures contract if, as a result, the aggregate premiums paid on all options or options on futures contracts held by the Portfolio would exceed 20% of its net assets. In addition, a Portfolio will not enter into any futures contract or option on a futures contract if, as a result, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Portfolio's net assets.

24. Unseasoned Issuers. The Portfolios may invest in securities of unseasoned issuers. Unseasoned issuers are those companies which, together with any predecessors, have been in operation for less than three years.


BOND PORTFOLIO

The Bond Portfolio may make the following investments, among others, although they may not buy all of the types of securities that are described.

1. Direct Obligations of the U.S. Treasury such as U.S. Treasury Bills, Notes, Bonds and STRIPS (Separate Trading of Registered Interest and Principal of Securities). The Portfolio also invests in stripped securities that are direct obligations of the U.S. Treasury. Direct obligations of the U.S. Treasury are supported by the full faith and credit of the U.S. government.

2. U.S. Treasury Inflation-Indexed Securities (TIIS). The Portfolio may invest in U.S. Treasury securities that pay a fixed amount of interest on an inflation (as measured by the CPI-U) adjusted principal. At maturity the securities are redeemed at the greater of par on the original issue or the inflation adjusted principal.

3. Other U.S. Government Securities, including (a) securities supported by the full faith and credit of the U.S. government but that are not direct obligations of the U.S. Treasury, such as securities issued by the Government National Mortgage Association (GNMA); (b) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury, such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank (FFCB), Federal Agricultural Mortgage Corp. (FRMMT), or Student Loan Marketing Association (Sallie Mae); and (c) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority
     (TVA). While U.S. government securities are considered to be of the highest credit quality available, they are subject to the same market risks as comparable debt securities.

4. Agency Subordinated Debt: The Portfolio may invest in subordinated debt instruments issued by U.S. government-sponsored entities, such as FNMA, FHLMC, and by federally related institutions. These securities are not backed by the full faith and credit of the U.S. government. Subordinated agency debt is unsecured, subordinated obligations of the agency, ranking junior in right of payment to certain other existing and future obligations of the agency. Subordinated debt is among the first after equity to lose value in the event of financial failure. Investors are exposed to loss and do not benefit, as equity shareholders might, from excessive risk taking.

5. Corporate Debt Securities: The Portfolio may invest in corporate debt securities that at the time of purchase are rated in the top four grades (Baa or BBB or higher) by either Moody's, Standard & Poor's Ratings Services, a division of The McGraw Hill Companies, Inc. ("S&P") or Fitch IBCA, Inc. ("Fitch"), or, if unrated, determined by SAM to be of comparable quality to such rated debt securities. In addition to reviewing ratings, SAM will analyze the quality of rated and unrated corporate bonds for purchase by the Portfolio by evaluating various factors that may include the issuer's capital structure, earnings power and quality of management.

6. Repurchase Agreements. See the description of such securities under "Additional Investment Information -- Stock Portfolios."

7. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Portfolios."

8. Yankee Debt Securities and Eurodollar Bonds. The Portfolio may invest in Yankee sector debt securities. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Portfolio, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

     S&P, Moody's, and Fitch rate Yankee sector debt obligations. If a debt obligation is unrated, SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible. Eurodollar bonds are bonds issued by either U.S. or foreign issuers that are traded in the European bond markets and denominated in U.S. dollars. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds. Additionally, Eurodollar bonds are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent U.S. dollar-denominated funds from flowing across its borders.

9. Short-Term Investing. The Portfolio may invest for short-term purposes when SAM believes such action to be desirable and consistent with sound investment practices. No Portfolio, however, will engage primarily in trading for the purpose of short-term profits. A Portfolio may dispose of its securities whenever SAM deems advisable, without regard to the length of time the securities have been held. See the description of such securities under "Additional Investment Information--Stock Portfolios."

10. Restricted Securities and Rule 144A Securities. See the description of such securities under "Additional Investment Information--Stock Portfolios."

11. Mortgage-Backed Securities. The mortgage-backed securities in which the Portfolio may invest represent participation interests in pools of mortgage loans or securities collateralized by pools of mortgage loans. Ginnie Maes (Government National Mortgage Association (GNMA)) are comprised of Federal Housing Administration (FHA) insured mortgages and Veterans Administration
     (VA) guaranteed loans and are backed by the full faith and credit of the U.S. government. Freddie Macs (Federal Home Loan Mortgage Corporation (FHLMC)) are participation certificates backed by both FHA and VA mortgages and privately insured conventional mortgages plus the general guarantee of FHLMC, a privately managed public institution owned by the Federal Home Loan Bank Board System members. Fannie Maes (Federal National Mortgage Association (FNMA)) are mortgage-backed securities issued and guaranteed by FNMA, a U.S. government-sponsored, publicly held company, and backed by both conventional and FHA and VA mortgages. Freddie Macs and Fannie Maes are not guaranteed by the full faith and credit of the U.S. government.

     Unlike conventional bonds, the principal with respect to mortgage-backed securities is paid back over the life of the loan rather than at maturity. Consequently, the Portfolio will receive monthly scheduled payments of both principal and interest. In addition, the Portfolio may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the Portfolio must reinvest scheduled and unscheduled principal payments at prevailing interest rates and such interest rates may be higher or lower than the current yield of Portfolio assets, mortgage-backed securities may not be an effective means to lock in long-term interest rates. In addition, while prices of mortgage-backed securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

12. Collateralized Mortgage Obligations (CMOs). Mortgage-backed securities in which the Portfolio may invest include "modified pass-through" securities or CMOs issued by Ginnie Mae, Freddie Mac, and Fannie Mae or by private issuers which are collateralized by securities issued by the U.S. government or one of its agencies or instrumentalities. Modified pass-through securities "pass through" to their holders the scheduled monthly interest and principal payments relating to mortgage loans in the pool. CMOs are securities collateralized by a portfolio of mortgage loans or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. The Portfolio may purchase CMOs that are interests in real estate mortgage investment conduits (REMICs) sponsored by GNMA.

     The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. There is the risk that the Portfolio may fail to recover any premium it pays due to market conditions and/or mortgage prepayments. The Portfolio will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal of the underlying collateral or a combination thereof. Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates (i.e., the yield may increase as rates increase and decrease as rates decrease) but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics.

13. Asset-Backed Securities. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as (but not limited to) consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. These securities may be pass-through certificates, which are similar to mortgage-backed securities, or they may be asset-backed commercial paper, which is issued by a special purpose entity organized solely to issue the commercial paper and to purchase interests in the assets. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. Like mortgage-backed securities, asset-backed securities are subject to prepayment risks, which may reduce the overall return on the investment. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. These securities may be supported by credit enhancements such as letters of credit. The credit quality of these securities depends upon the quality of the underlying assets and the level of credit enhancements, such as letters of credit, provided. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. There is the risk that one or more of the underlying borrowers may default and that recovery on the repossessed collateral may be unavailable or inadequate to support payments on the defaulted securities. In addition, asset-backed securities are subject to prepayment risks, which may reduce the overall return of the investment. Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

     Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

14. Zero Coupon Bonds. Zero coupon bonds are purchased at a discount without scheduled interest payments. Because zero coupon bonds do not pay current interest, their prices can be very volatile when interest rates change. In calculating its dividends, the Bond Portfolio accrues as income a portion of the difference between the purchase price and the face value of each zero coupon bond it holds.The Portfolio intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under the federal tax law (see "Tax Information"). If its cash position is depleted, the Portfolio may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Portfolio's operations.


     The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

15. Cash or High-Quality, Short-Term Securities Issued by an Agency or Instrumentality of the U.S. Government, High-Quality Commercial Paper, Certificates of Deposit, Shares of No-Load, Open-End Money Market Portfolios or Repurchase Agreements. The Portfolio may purchase these short-term securities as a cash management technique under those circumstances where it has cash to manage for a short time period, for example, after receiving proceeds from the sale of securities, interest payments or dividend distributions from portfolio securities or cash from the sale of Portfolio shares to investors. Interest earned from these short-term securities will be taxable to investors as ordinary income when distributed.

16. High-Yield Debt Securities also known as High-Risk Debt Securities or "Junk Bonds." The Portfolio may purchase debt and preferred stock issues (including convertible securities) which are below investment grade, i.e., rated lower than the top four grades by S&P, Moody's, or Fitch, or, if not rated by these agencies, in the opinion of SAM, have credit characteristics comparable to such rated securities.

     While debt securities rated lower than investment grade generally lack characteristics of a desirable investment, they normally offer a current yield or yield-to-maturity which is significantly higher than the yield available from securities rated as investment grade. These securities are speculative and involve greater investment risks due to the issuers' reduced creditworthiness and increased likelihood of default and bankruptcy. In addition, these securities are frequently subordinated to senior securities.

     Yields on high-yield, debt securities will fluctuate over time. During periods of economic uncertainty or change, the market prices of high-yield, fixed-income securities may experience increased volatility. Lower-quality debt securities tend to reflect short-term economic and corporate developments to a greater extent than higher-quality securities which primarily react to fluctuations in interest rates. Economic downturns or increases in interest rates can significantly affect the market for high-yield, debt securities and the ability of issuers to timely repay principal and interest, increasing the likelihood of defaults. Lower-quality securities include debt obligations issued as a part of capital restructurings, such as corporate takeovers or buyouts. Capital restructurings generally involve the issuance of additional debt on terms different from any current outstanding debt. As a result, the issuer of the debt is more highly leveraged. During an economic downturn or period of rising interest rates, a highly-leveraged issuer may experience financial difficulties which adversely affect its ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, the issuer will depend on its cash flow and may depend, especially in the context of corporate takeovers, on a sale of its assets to service debt. Failure to realize projected cash flows or asset sales may seriously impair the issuer's ability to service this greater debt load, which in turn might cause the Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team following any restructuring, and close monitoring of the issuer's progress toward its financial goals.

17. Debt Securities with Equity Features. The Portfolio may acquire these securities when comparable in yield and risk to debt securities without equity features, but only when acquired as a result of unit offerings which carry an equity element such as common stock, rights, or other equity securities. The Portfolio will hold these common stocks, rights, or other equity securities until SAM determines that, in its opinion, the optimal time for sale of the equity security has been reached.

18. Payment-in-Kind. The Portfolio may hold "payment-in-kind" fixed-income securities, which receive interest paid in additional securities rather than cash. The Portfolio accrues income on these securities, but does not receive cash interest payments until maturity or payment date. The Portfolio intends to distribute substantially all of its income to its shareholders so that it can be treated as a regulated investment company under the federal tax law (see "Tax Information"). As a result, if its cash position is depleted, the Portfolio may have to sell securities under disadvantageous circumstances to obtain enough cash to meet its distribution requirement. However, SAM does not expect non-cash income to materially affect the Portfolio's operations. Payment-in-kind securities are generally subject to greater price fluctuations due to changes in interest rates than those fixed-income securities paying cash interest on a schedule until maturity.

19. Municipal Securities. The Portfolio may invest in obligations of, or guaranteed by, the U.S government, its agencies, or its instrumentalities or in debt securities that are rated in the four highest grades assigned by Moody's, S&P, or Fitch during market conditions that, in the opinion of SAM, are unfavorable for satisfactory market performance by lower-rated or unrated debt securities. The Portfolio may invest in higher-rated securities when changing economic conditions or other factors cause the difference in yield between lower-rated and higher-rated securities to narrow and SAM believes that the risk of loss of principal may be substantially reduced with a small reduction in yield.

20. Credit Ratings. Rating agencies evaluate the likelihood that an issuer will make principal and interest payments, but ratings may not reflect market value risks associated with lower-rated, fixed-income securities. Also, rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest. SAM uses S&P, Moody's, and Fitch ratings as a preliminary indicator of investment quality. SAM will periodically research and analyze each issue (whether rated or unrated) and evaluate such factors as the issuer's interest or dividend coverage, asset coverage, earnings prospects, and managerial strength. This analysis will help SAM to determine if the issuer has sufficient cash flow and profits to meet required principal and interest payments and to monitor the liquidity of the issue. Achievement of a Portfolio's investment objective will be more dependent on SAM's credit analysis of bonds rated below the three highest rating categories than would be the case were the Portfolio to invest in higher-quality debt securities.

MONEY MARKET PORTFOLIO

Quality and Maturity. Pursuant to procedures adopted by the Board of Trustees, the Money Market Portfolio may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, the security must be judged by SAM to be of equivalent quality.

High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (e.g., A-2 by S&P).

The Money Market Portfolio may not invest more than 5% of their total assets in second tier securities. In addition, the Money Market Portfolio may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

The Money Market Portfolio limits its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Money Market Portfolio may look to an interest rate reset or demand feature.

A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" for further explanation of rating categories.

The Money Market Portfolio may make the following investments, among others, although it may not buy all of the types of securities that are described:

1. Repurchase Agreements. In a repurchase agreement, the Portfolio buys securities at one price and simultaneously agrees to sell them back at a higher price. Delays or losses could result if the counterparty to the agreement defaults or becomes insolvent.

2. Variable and Floating Rate Instruments. Issuers of floating or variable rate notes include, but are not limited to, corporations, partnerships, special purpose entities, the U.S. government, its agencies and instrumentalities, and municipalities. The interest rates on variable rate instruments reset periodically on specified dates so as to cause the instruments' market value to approximate their par value. The interest rates on floating rate instruments change whenever there is a change in a designated benchmark rate. Variable and floating rate instruments may have optional or mandatory put features. In the case of a mandatory put feature, the Portfolio would be required to act to keep the instrument.

3. Other Floating and Variable Rate Securities. Securities collateralized by a portfolio of municipal bonds which are divided into classes. The Portfolio will purchase only classes of such securities that provide for floating rates and which can be put back to a liquidity provider (generally at par) on a fixed date.

4. Restricted Securities and Rule 144A Securities. The Portfolio may invest in restricted securities eligible for resale under Rule 144A under the 1933 Act and commercial paper sold pursuant to Section 4(2) of the 1933 Act, provided that SAM had determined that such securities are liquid under guidelines adopted by the Board of Trustees. See the description of Rule 144A Securities under "Additional Investment Information -- Stock Portfolios." Section 4(2) of the 1933 Act exempts securities sold by the issuer in private transactions from the 1933 Act's registration requirements. Because Section 4(2) paper is a restricted security, investing in Section 4(2) paper could have the effect of decreasing the liquidity of the Portfolio's portfolio to the extent that buyers, for a time, become unwilling to purchase the securities.

5. Commercial Paper Obligations. Commercial paper is a short-term instrument issued by corporations, financial institutions, governmental entities and other entities, and may include funding agreements, and other short-term debt obligations. The principal risk associated with commercial paper is the potential insolvency of the issuer. In addition to commercial paper obligations of domestic corporations, the Portfolio may also purchase U.S. dollar-denominated commercial paper issued in the U.S. by foreign entities.

     While investments in foreign obligations are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision of markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S. The Portfolio will purchase commercial paper issued by foreign entities only if, in the opinion of SAM, it is of an investment quality comparable to other obligations that may be purchased by the Portfolio.

6. Illiquid Securities. See the description of such securities under "Additional Investment Information -- Stock Portfolios."

7. Securities Issued by Banks and Other Issuers. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The Portfolio may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

     The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Portfolio may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks. Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

8. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information -- Stock Portfolios."

9. Mortgage-Backed Securities. See the description of such securities under "Additional Investment Information--Bond Portfolio." In addition to the agency-insured or guaranteed mortgage loan pools described there, the Portfolio may purchase securities collateralized by mortgage loans or by mortgage-backed securities that are not insured or guaranteed by any U.S. governmental agency, but which carry private issuer guarantees, surplus collateral levels or other credit enhancements sufficient to obtain credit ratings making them eligible for purchase by the Portfolios.

10. Asset-Backed Securities. See the description of such securities under "Additional Investment Information--Bond Portfolio."

11. U.S. Government Securities. U.S. government securities include (a) direct obligations of the U.S. Treasury, (b) securities supported by the full faith and credit of the U.S. government, but that are not direct obligations of the U.S. Treasury, (c) securities that are not supported by the full faith and credit of the U.S. government but are supported by the issuer's ability to borrow from the U.S. Treasury such as securities issued by the Federal National Mortgage Association (FNMA), the Federal Home Loan Bank (FHLB) and the Federal Home Loan Mortgage Corporation (FHLMC), and (d) securities supported solely by the creditworthiness of the issuer, such as securities issued by the Tennessee Valley Authority (TVA).

12. Corporate Obligations such as Publicly Traded Bonds, Debentures and Notes. The securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity.

13. Term Put Bonds. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Portfolio may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

14. Yankee Debt Securities and Eurodollar Bonds. See the description of such securities under "Additional Investment Information - Bond Portfolio."

15. Taxable Municipal Bonds. Taxable municipal bonds are issued by municipalities to finance certain activities that are not eligible for exemption from federal income tax, such as local sports facilities or refunding of a refunded issue. When purchased by the Money Market Portfolio, the bonds will have thirteen (13) months or less remaining until maturity or will have a variable or floating rate of interest.

SPECIAL INVESTMENT RISKS

BELOW INVESTMENT-GRADE BONDS:

The Bond Portfolio may invest in below investment grade bonds. The Small-Cap Value Portfolio may invest in, but does not anticipate investing in below investment-grade bonds as part of its current investment strategy. The other Portfolios, as a result of downgrades, may own below investment-grade bonds. Below investment-grade bonds are speculative and involve greater investment risks than investment-grade bonds due to the issuer's reduced creditworthiness and increased likelihood of default and bankruptcy. During periods of economic uncertainty or change, the market prices of below investment-grade bonds may experience increased volatility.

Below investment-grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment-grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment-grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Portfolio to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

The liquidity and price of below investment-grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact a Portfolio's ability to dispose of the bonds as well as make valuation of the bonds more difficult.

Because there tend to be fewer investors in below investment-grade bonds, it may be difficult for a Portfolio to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

FOREIGN SECURITIES:

Investing in foreign companies and markets involves certain considerations, including those set forth below, which are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Foreign securities may not be registered under, nor may the issuers thereof be subject to the reporting requirements of U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There may be less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Portfolio, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

HEDGING TRANSACTIONS:

Forward contracts, options, futures contracts and options on futures contracts may be used on behalf of the Portfolios to hedge investment risk and not for speculation.

Hedging transactions cannot eliminate all risks of loss to the Portfolios and may prevent a Portfolio from realizing some potential gains. Among the risks of hedging transactions are: imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See the Special Investment Risks section for "Foreign Securities."

ISSUER SIZE LIMITATIONS:

Growth Opportunities Portfolio and Small-Cap Value Portfolio. The Portfolios invest in small-sized companies, which involves greater risks than investment in larger, more established issuers, and such securities can be subject to more abrupt and erratic movements in price. To dispose of these securities, the Portfolios may have to sell them over an extended period of time below the original purchase price. Investments in smaller capitalization companies may be regarded as speculative. Securities issued by companies (including predecessors) that have operated for less than three years may have limited liquidity, which can result in their prices being lower than might otherwise be the case. In addition, investments in such companies are more speculative and involve greater risk than do investments in companies with established operating records.

LENDING OF PORTFOLIO SECURITIES

The Portfolios may lend securities to qualified institutional investors, typically broker-dealers, banks or other financial institutions, who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Certain Portfolios have entered into an agreement with State Street Bank ("Lending Agent") to provide securities lending services. Securities lending allows a Portfolio to retain ownership of the securities loaned and, at the same time, earn additional income. Any gain or loss in the market price of the loaned securities that might occur during the term of the loan will be for the account of the Portfolio. Securities will be loaned only to parties that the Lending Agent and SAM deem creditworthy and in good standing, and the terms and the structure of such loans will be consistent with the 1940 Act and the rules and regulations or interpretations of the SEC thereunder. Among other things, these provisions limit the amount of securities a Portfolio may lend up to 33% of the Portfolio's total assets, and require (i) that the borrower provide the Portfolio with collateral in the form of cash, an irrevocable letter of credit or securities issued or guaranteed by the U.S. government having a value at least equal to the value of the securities loaned, (ii) that the borrower add to such collateral whenever the price of the loaned securities rises, (iii) that the loan must be subject to termination by the Portfolio at any time, and (iv) that the Portfolio must receive reasonable interest on the loan (which may include the Portfolio's investing any cash collateral in interest-bearing, short-term investments). Investing cash collateral subjects the collateral investment, as well as the loaned securities, to market appreciation or depreciation. Loaned securities are callable by a Portfolio at anytime. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a Portfolio could experience delays and costs in recovering the loaned securities or foreclosing on the collateral. If the borrower fails to deliver the loaned securities within five days after the receipt of notice of termination, the Portfolio may use the collateral to replace the securities and hold the borrower liable for the excess of replacement costs exceeding the collateral. If a Portfolio is not able to recover the loaned securities, it may sell the collateral and purchase a replacement investment in the market. The Lending Agent will indemnify the Portfolios against loss caused by a borrower's failure to return securities, other than losses attributable to war, riot, revolution, acts of government or other causes beyond the reasonable control or apprehension of the Lending Agent. In the event loaned securities are not returned, the Lending Agent will attempt to provide replacement securities. If replacement securities are not available, the Lending Agent will pay cash equal to the value of the loaned securities that were not returned.

Voting rights may pass with the loaned securities, however, the Advisor will call loans to vote proxies if they have knowledge that a material event affecting the investment is to occur.

INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

GENERAL
The net asset value per share (NAV) of the class(es) of each Portfolio (other than the Money Market Portfolio) is generally determined as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time, 1:00 p.m. Pacific time) every day the NYSE is open. NAV is calculated by dividing the value of a Portfolio's net assets allocated to each share class by the number of shares outstanding for that class. Net assets for each share class are determined by subtracting each classes' portion of the Portfolio's liabilities (including accrued expenses) from each classes' portion of the Portfolio's total assets (the market value of the securities the Portfolio holds plus other assets) and dividing the result by the total number of shares outstanding for that class.

Trading in foreign securities generally will be substantially completed each day at various times prior to the close of the NYSE. The value of any such securities are determined as of such times for purposes of computing NAV. If a significant event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith under procedures established by and under general supervision of the Board of Trustees.

Options that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange.

Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate. Forward contracts are valued at the current cost of covering or offsetting such contracts.

The portfolio instruments of the Money Market Portfolio is valued on the basis of amortized cost. The valuation of the Money Market Portfolio's portfolio securities at amortized cost and the maintenance of the Portfolio's NAV at $1.00 are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that Rule, the Portfolio maintains a U.S. dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Portfolio's price-per-share as computed for the purpose of sales and redemptions at $1.00.

These procedures include a review by the Board of Trustees, at such intervals as the Board of Trustees deems appropriate, of a Portfolio's NAV, calculated by using available market quotations to determine whether it deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of that Portfolio. If the Board of Trustees determines that such a deviation exists in a Portfolio, the Trustees will take such corrective action with respect to the Portfolio as they regard as necessary and appropriate, including selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, not paying dividends (subject to distribution requirements to maintain status as a regulated investment company for federal tax purposes (see "Tax Information")), redeeming shares in kind, and determining the NAV by using available market quotations.

The principal risk associated with the Money Market Portfolio is that it may experience a delay or failure in principal or interest payments at maturity of one or more of the portfolio securities. The Money Market Portfolio's yield will fluctuate with short-term interest rates.

INFORMATION ON DIVIDENDS FOR THE MONEY MARKET PORTFOLIO

Because the Money Market Portfolio intends to hold its securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, the Money Market Portfolio experiences a realized gain or loss, shareholders of the Money Market Portfolio could receive an increased, reduced, or no dividend for a period of time. In such an event, the Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

MANAGEMENT OF THE PORTFOLIOS

The overall management of the business and affairs of the Portfolios and the Trust are vested in the Board of Trustees of the Trust. The Trustees approve all significant agreements between the Trust, on behalf of one or more of the Portfolios, and persons or companies furnishing services to the Portfolios. The day-to-day operations of each Portfolio are delegated to the Officers of the Trust and to SAM, subject to the objectives, restrictions and policies of the applicable Portfolio and to the general supervision of the Trustees. Certain Trustees and Officers of the Trust are affiliated with SAM, Safeco Securities, Inc., Safeco Life Insurance Company and Safeco Corporation. All of the Trust's Executive officers hold similar offices with all of the other Safeco Trusts.

The Trustees and Officers of the Trust and their principal occupations during the last five years are set forth in the table later in this section. The standing committees of the Board of Trustees are the Audit Committee and the Nominating and Compensation Committee.

Audit Committee
The members of the Audit Committee are independent Trustees and include Larry L. Pinnt (Chair), John W. Schneider, Richard E. Lundgren, Barbara J. Dingfield and Scott M. Boggs. The Audit Committee is responsible for (i) evaluating and selecting independent accountants to audit the Trust's financial statements;
(ii) oversee the Trust's financial reporting and related internal controls;
(iii) determining the adequacy and effectiveness of the internal audit services provided to the Trust by the Trust's investment adviser or its affiliates; (iv) preapproving any permitted audit or nonaudit services provided by the independent accountants; and (v) reporting to the full Board of Trustees on internal and external audit process and results. The Committee met six times during 2003.

Nominating and Compensation Committee
The Nominating and Compensation Committee members are independent Trustees, Barbara J. Dingfield (Co-Chair), Richard E. Lundgren (Co-Chair), Larry L. Pinnt, John W. Schneider and Scott M. Boggs. The Nominating and Compensation Committee is responsible for reviewing and recommending qualified candidates to the Trustees to fill Board of Trustees vacancies and for periodically reviewing and recommending changes to the Trustee compensation plan as necessary to attract and retain qualified Trustees. Shareholders may recommend candidates to the Committee by sending written notice to any Committee member at the address shown in the following chart. The Committee met three times during 2003.


TRUSTEES AND OFFICERS
Independent (disinterested) Trustees

------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
                                                                                        No. of
                                                                                        Series
                         Position   Term of                                             in a Fund
Name,                    Held       Office*                                             Complex      Other
Address, and             with       and Length of   Principal Occupation(s) During      Overseen     Directorships
Age                      Trust      Time Served     Past 5 Years                        by Trustee   Held by Trustee
------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
Scott M. Boggs           Trustee    Served since    Retired December 31, 2003 from     22**         Treasurer and
4854 154th PL NE                    August 8, 2002  position as Corporate Vice                       Trustee for
Redmond, WA 98052                                   President, Finance for Microsoft                 Financial
(49)                                                Corporation, Redmond, Washington,                Executives
                                                    a computer software company                      Research
                                                    (1993-2003).                                     Foundation
                                                                                                     (Industry Group)
------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
Barbara J. Dingfield     Trustee    Served since    Consultant to corporate and         22**         Director of First
4854 154th PL NE                    May 3, 1990     private foundations.  From 1994 to               Safeco Nat'l Life
Redmond, WA 98052                                   1999 she was the Director of                     Ins. Co. of New
(58)                                                Community Affairs for Microsoft                  York.
                                                    Corporation, Redmond, Washington,                Board of
                                                    a computer software company.                     Directors, Npower
                                                    Member of the Board of Managers,                 (non-profit
                                                    Swarthmore College (1995-1999).                  organization
                                                    Trustee and Board Chair of United                providing
                                                    Way of King County (1991-2000).                  technology
                                                    Board member, Pacific Northwest                  assistance and
                                                    Grantmakers Forum (1997-99).                     training to other
                                                    Trustee and past Chair, Seattle                  non-profits).
                                                    Housing Resources Group                          Board of
                                                    (1993-1999).                                     Directors, YMCA of
                                                                                                     Greater Seattle.
------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
Richard E. Lundgren      Trustee    Served since    Retired in 2000 from position as    22**         Director of First
4854 154th PL NE                    February 3,     Director of Marketing and                        Safeco National
Redmond, WA 98052                   1983            Customer Relations, Weyerhaeuser                 Life Insurance
(66)                                                Company, Tacoma, Washington.                     Company of New York
------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
Larry L. Pinnt           Trustee    Served since    Retired Vice President and Chief    22**         Director of First
4854 154th PL NE                    August 1, 1985  Financial Officer of U.S. WEST                   Safeco National
Redmond, WA 98052                                   Communications, Seattle,                         Life Insurance Co.
(69)                                                Washington.                                      of New York.
                                                                                                     Chairman of the
                                                                                                     Board of Directors
                                                                                                     of Cascade Natural
                                                                                                     Gas Corp.,
                                                                                                     Seattle, WA.  Board
                                                                                                     Member of
                                                                                                     University of
                                                                                                     Washington Medical
                                                                                                     Center, Seattle, WA
------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
John W. Schneider        Trustee    Served since    President and owner of              22**         Director of First
4854 154th PL NE                    February 3,     Wallingford Group, Inc., Seattle,                Safeco National
Redmond, WA 98052                   1983            Washington, a consulting company                 Life Insurance
(62)                                                currently involved in the                        Company of New York
                                                    development, repositioning, and
                                                    acquisition/disposition of real
                                                    estate (1995-present).
------------------------ ---------- --------------- ----------------------------------- ------------ --------------------
*Mandatory retirement at age 72.
**In addition to the Portfolios included in this SAI, the Fund Complex includes five other Trusts that are registered as open-end management investment companies and have a combined total of 16 other series funds managed by SAM.




Interested Trustees*
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Name,                    Position(s)  Term of       Principal Occupation(s) During       Number of      Other
Address, and             Held with    Office* and   Past 5 Years                         Portfolios     Directorships
Age                      Trust        Length of                                          in Fund        Held by Trustees
                                      Time Served                                        Complex
                                                                                         Overseen by
                                                                                         Trustee
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
Roger F. Harbin          Trustee      Served        Director of Safeco Services          22***          Director of
5069 154th Place NE      and          since May     Corporation and Safeco Securities,                  several direct
Redmond, WA 98052        Chairman     7, 2003       Inc. since November 2002.  Named                    and indirect
(53)                                                Director and interim President of                   subsidiaries of
                         President    Served as     Safeco Services Corporation,                        Safeco
                                      President     Director of Safeco Asset                            Corporation,
                                      or Sr. Vice   Management Company, interim                         including
                                      President     President of Safeco Mutual Funds,                   Director of
                                      since         Director and interim President of                   First Safeco
                                      November, 8   Safeco Securities, Inc. in 2001.                    National Life
                                      2001          Executive Vice President and                        Insurance
                                                    Actuary of Safeco Life Insurance                    Company of New
                                                    Company since 1998.  Senior Vice                    York
                                                    President of Safeco Life Insurance
                                                    Company from 1992 to 1998.
------------------------ ------------ ------------- ------------------------------------ -------------- -----------------
*Trustees who are defined as "interested persons" under ss.2(a)(19) of the
Investment Company Act of 1940. Mr. Harbin meets this definition due to his position as a Director of the Portfolios' investment advisor, SAM.
**Mandatory   retirement  for  Trustees  is  age  72.   Chairman  is  an  annual
appointment.
***In addition to the Portfolios included in this SAI, the Fund Complex includes five other Trusts that are registered as open-end management investment companies and have a combined total of 16 other series funds managed by SAM.






Principal Officers who are not Trustees

----------------------------- ------------- ---------------- --------------------------------------------------------
                                            Term of
Name,                         Position(s)   Office* and
Address, and                  Held with     Length of Time
Age                           Trust         Served           Principal Occupation(s) During Past 5 Years
----------------------------- ------------- ---------------- --------------------------------------------------------
Ronald L. Spaulding           Vice          Served since     Chairman of Safeco Asset Management Company; Treasurer
Two Union Square              President     August 3, 1995   and Chief Investment Officer of Safeco Corporation;
601 Union Street                                             Vice President of Safeco insurance companies;
25th Floor                                                   Director, Vice President and Treasurer of First Safeco
Seattle, WA 98101                                            National Life Insurance Company of New York; former
(60)                                                         Senior Portfolio Manager of Safeco insurance companies
                                                             and Portfolio Manager for Safeco mutual funds. See
                                                             table under "Investment Advisory and Other Services."
----------------------------- ------------- ---------------- --------------------------------------------------------
David H. Longhurst            Vice          Served since     Vice President, Treasurer, Controller and Secretary of
4854 154th PL NE              President,    August 7, 1997   Safeco Asset Management Company; Vice President,
Redmond, WA 98052             Treasurer                      Controller, Secretary and Treasurer of Safeco Services
(46)                          Secretary,                     Corporation; and Vice President, Controller,
                              and                            Treasurer, Secretary and Financial Principal of Safeco
                              Controller                     Securities, Inc., since July 2000. Controller,
                                                             Treasurer, Secretary and Financial Principal of Safeco
                                                             Investment Services, Inc., since March 2000. Assistant
                                                             Controller of Safeco Securities, Inc., Safeco Services
                                                             Corporation and Safeco Asset Management Company from
                                                              1996 to June 2000.
----------------------------- ------------- ---------------- --------------------------------------------------------
Michael F. Murphy             Director of   Served since     Director of Compliance and Assistant Vice President
4854 154th PL NE              Compliance    November 6,      for Thornburg Investment Management, Inc and Thornburg
Redmond, WA 98052                           2003             Securities Corporation 1999-2003.  Compliance
(37)                                                         Specialist for Technology Funding, Inc. 1997-1999.
----------------------------- ------------- ---------------- --------------------------------------------------------
David N. Evans                Assistant     Served since     Former Controller and Assistant Controller of Rosetta
4854 154th PL NE              Controller    November 7,      Inpharmatics from 2001-2002 and 2000-2001,
Redmond, WA 98052                           2002             respectively.  From 1994-2000 he worked at
(31)                                                         PricewaterhouseCoopers LLP, where he focused on
                                                             financial services.
----------------------------- ------------- ---------------- --------------------------------------------------------
Stephen D. Collier            Assistant     Served since     Director of Taxation and Vice President of Safeco
Safeco Plaza                  Secretary     February 5,      Corporation; Assistant Secretary of Safeco Asset
4333 Brooklyn Ave NE                        1998             Management Company, Safeco Securities, Inc. and Safeco
Seattle, WA  98185                                           Services Corporation.  He has been an executive
(51)                                                         officer of Safeco Corporation and subsidiaries since
                                                                           1991.
----------------------------- ------------- ---------------- --------------------------------------------------------
Susan Tracey                  Assistant     Served since     Tax Manager for Safeco Corporation. Assistant
Safeco Plaza                  Secretary     August 3, 2000   Secretary of Safeco Asset Management Company, Safeco
4333 Brooklyn Ave NE                                         Securities, Inc. and Safeco Services Corporation. She
Seattle, WA  98185                                           has been employed by Safeco Corporation since 1987.
(54)
----------------------------- ------------- ---------------- --------------------------------------------------------
*Annual appointment.







Portfolio/Fund shares owned by Trustees as of December 31, 2003:

---------------------------- ----------------------------------------------------- ----------------------------------------
                             Dollar Range of Equity Securities in the Portfolios   Aggregate Dollar Range of Equity
Independent                                                                        Securities in All Portfolios/Funds
Trustee                      Name of Portfolio              Range**                Overseen by the Trustee


---------------------------- ----------------------------------------------------- ----------------------------------------
Scott M. Boggs                                               None                  Over $100,000

---------------------------- ----------------------------------------------------- ----------------------------------------
Barbara J. Dingfield                                         None                  Over $100,000

---------------------------- ----------------------------------------------------- ----------------------------------------
Richard E. Lundgren                                          None                  Over $100,000

---------------------------- ----------------------------------------------------- ----------------------------------------
Larry L. Pinnt                                                None                 Over $100,000

---------------------------- ----------------------------------------------------- ----------------------------------------
John W. Schneider                                             None                  Over $100,000

---------------------------- ----------------------------------------------------- ----------------------------------------


---------------------------- ----------------------------------------------------- ----------------------------------------
                             Dollar Range of Equity Securities in the Portfolios   Aggregate Dollar Range of Equity
Interested                                                                         Securities in All Portfolios/Funds
Trustee                      Name of Portfolio                Range**              Overseen by the Trustee
---------------------------- ----------------------------------------------------- ----------------------------------------
Roger F. Harbin                                               None                  Over $100,000

---------------------------- ----------------------------------------------------- ----------------------------------------

**CATEGORIES
A. $0 (Portfolio name is not listed in this presentation unless the Trustee is invested in Portfolio shares.)
B.       $1-$10,000 C. $10,001-$50,000 D. $50,001-$100,000 E. over $100,000

Interrelated Board Service:

Each of the Trustees is also a Trustee of five other Safeco Mutual Fund Trusts with a total of 16 series funds. Each Trustee, other than Mr. Boggs, is also a Director of First Safeco National Life Insurance Company of New York, an indirect subsidiary of Safeco Corporation.


Compensation Tables For Trustees
For The Fiscal Year Ended December 31, 2003
-------------------------- ------------------ ------------------- --------------------- ---------------------
                                                      Pension or
                                                      Retirement                          Total Compensation
                                   Aggregate    Benefits Accrued      Estimated Annual                  From
Independent                     Compensation     as Part of Fund         Benefits Upon    Fund Complex Paid
Trustee                      from Registrant            Expenses            Retirement           to Trustees
-------------------------- ------------------ ------------------- --------------------- ---------------------

Scott M. Boggs                       $10,319                 N/A                   N/A               $44,000


Barbara J. Dingfield                 $10,319                 N/A                   N/A               $44,000


Richard E. Lundgren                  $10,319                 N/A                   N/A               $44,000


Larry L. Pinnt                       $10,319                 N/A                   N/A               $44,000


John W. Schneider                    $10,319                 N/A                   N/A               $44,000

-------------------------- ------------------ ------------------- --------------------- ---------------------


                                                      Pension or
                                                      Retirement                          Total Compensation
                                   Aggregate    Benefits Accrued      Estimated Annual                  From
Interested                      Compensation     as Part of Fund         Benefits Upon     Fund Complex Paid
Trustee                      from Registrant            Expenses            Retirement           to Trustees
-------------------------- ------------------ ------------------- --------------------- ---------------------

Roger F. Harbin*                         N/A                 N/A                   N/A                    $0

-------------------------- ------------------ ------------------- --------------------- ---------------------
*Mr. Harbin is an officer of various Safeco companies and is not compensated by the Trust. Similarly, the Officers of the Trust receive no compensation for their services as officers. Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or Officers of the Trust are compensated by the Trust.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS OF THE PORTFOLIOS

At March 31, 2004, Safeco Corporation, directly or through its wholly owned subsidiary Safeco Life Insurance Company ("Safeco Life"), controlled each of the Portfolios. At such date it owned of record the following percentages of the outstanding shares of the Portfolios listed:

Core Equity Portfolio                         82.75%
Growth Opportunities Portfolio                63.15%
Multi-Cap Core Portfolio                      100%
Bond Portfolio                                100%
Money Market Portfolio                        100%
Small-Cap Value Portfolio                     92.52%

Safeco Corporation is a Washington corporation and has its principal place of business at Safeco Plaza, Seattle, WA 98185.

Control persons of a Portfolio may influence the outcome of a shareholder vote. Safeco Life, like other participating insurance companies who own shares of a Portfolio, will solicit voting instructions from variable contract owners with respect to any matters that are presented to a vote of shareholders. See "CHARACTERISTICS OF THE TRUST'S SHARES - Voting Rights."

At March 31, 2004, American United Life Insurance Company (AUL), whose address of record is One American Square, P.O. Box 1995, Indianapolis, IN 46206, through its separate accounts owned 10.56% of the Core Equity Portfolio and 26.14% of the Growth Opportunities Portfolio's outstanding shares. AUL is organized under the laws of Indiana and is licensed to do business in 49 states and the District of Columbia.

INVESTMENT ADVISORY AND OTHER SERVICES

Safeco Asset Management Company (SAM), Safeco Securities, Inc. ("Safeco Securities") and Safeco Services Corporation ("Safeco Services") are wholly-owned subsidiaries of Safeco Corporation, which owns operating subsidiaries in various segments of insurance and other financially related businesses. SAM is the investment adviser, Safeco Securities is the principal underwriter, and Safeco Services is the transfer, dividend and distribution disbursement and shareholder servicing agent for each Portfolio under agreements with the Trust.

Code of Ethics. Section 17(j) of the Investment Company Act of 1940 (the "Act") generally prohibits the principal underwriter of a mutual fund, and any person affiliated with a mutual fund company, its investment adviser or principal underwriter, from engaging in any fraudulent conduct in connection with the person's purchase or sale of securities held or to be acquired by the Portfolio. The Trust and its investment adviser and principal underwriter have adopted a joint Code of Ethics under Rule 17j-1 of the Act, relating to the personal investment activities of Safeco Mutual Funds personnel. A copy of the Trust's Code of Ethics is publicly filed with the Securities Exchange Commission (SEC) as an exhibit to the Trust's registration statement, and is available from the SEC.

The Code of Ethics generally permits fund personnel to invest in securities for their own accounts, but regulates such investments by (i) individuals whose job functions involve either making or participating in securities transactions, or making or participating in recommendations concerning securities purchases or sales, and (ii) those employees who in the course of their job functions are able to obtain information regarding a Portfolio's purchases or sales of securities ("access persons"). The Code of Ethics (1) requires access persons to preclear all securities trades, other than transactions involving open-end mutual fund shares managed by a registered investment advisor other than Safeco Asset Management Company, the securities of certain government issuers, or transactions meeting certain de minimus amounts or other facts and circumstances determined by the Chief Investment Officer or the General Counsel to be exempt;
(2) prohibits access persons from purchasing or selling any security they know is being purchased or sold, or considered for purchase or sale, by any series Portfolio of the Trust, and (3) requires access persons to comply with certain annual and quarterly reporting requirements relating to their securities holdings and transactions during the period.

In addition, the Code of Ethics broadly bars all fund personnel from (1) engaging in personal trading when in possession of information concerning Portfolio trading decisions, (2) participating in any transaction involving a conflict of interest giving rise to a pecuniary interest in a transaction to which any investment client is a party, or in transactions which would create any personal benefit, (3) accepting gifts or favors from any person who seeks to do business with the Trust or any of their series Portfolios, or with SAM or Safeco Securities. These prohibitions are not restricted to the group of Portfolio "access persons."

Investment Advisory Services. The Trust has entered into an investment management contract with the Advisor (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Advisor will: (a) furnish continuously an investment program for a Portfolio and determine which investments should be purchased, held, sold, or exchanged and (b) provide supervision over all aspects of a Portfolio's operations except those which are delegated to a custodian, transfer agent or other agent.

The Advisory Agreement continues in effect from year to year, provided that its continuance is approved annually both by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. The Advisory Agreement may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Portfolios and will terminate automatically if assigned.

Board of Trustees Oversight and Review of Investment Advisory Agreement The Trust's Board of Trustees is responsible for overseeing the performance of the Portfolios' Investment Advisor and determining whether to approve the renewal of the Advisory Agreement. The Advisor provides the Board of Trustees with certain information the Board of Trustees has deemed important to evaluating the short and long-term performance of the Advisor. This information includes periodic performance analysis and status reports from the Advisor and quarterly portfolio and investment performance reports. The Portfolios' managers meet with the Board of Trustees from time to time to discuss the management and performance of the Portfolios and respond to the Board of Trustees' questions concerning the performance of the Advisor.

In determining to renew the Portfolios' Advisory Agreement, the independent Trustees requested, in advance of the August 2003 Board of Trustees' meeting, additional information to supplement performance information routinely provied throughout the year. This information included reviewed the existing Advisory Agreement and performance results for each Portfolio in comparison to their respective indexes and comparable Portfolios in the industry from data provided by the Advisor as well as published information from Lipper, Inc. and Monringstar Inc. The Board of Trustees reviewed this information in detail with management at the August 2003 Board of Trustees' meeting in cnnection with several reports prepared by management and Morningingstar, Inc., including a market anaylysis of Safeco Funds. In addition, the Board of Trustees considered the Advisor's performance improvement initiatives including risk analysis as well as overall performance measurements, peer review, and alignment of portfolio manager assignments in light of changes to several Portfolios approved by the Board of Trustees in June 2003, including but not limited to name and investment strategy changes for some Portfolios.

The Trustees also reviewed the reasonableness of the fees in connection with the Advisory Agreement by comparing the Advisor's fees, revenues, expenses and pre-tax profits to industry medians. The Board of Trustees also considered information concerning management's analysis of how cost allocations for Safeco corporate resources provided to the Advisor are expected to impact advisory services and expenses.

After reviewing and discussing the above information with independent legal counsel present, the Board of Trustees approved the renewal of the existing Advisory Agreement.

The following individuals have the following positions and offices with the Trust, SAM, Safeco Securities and Safeco Services:

Name                         Trust                 SAM                     Safeco Securities       Safeco Services
----                         -----                 ---                     -----------------       ---------------
R. F. Harbin                 Chairman, President   Director                Director and            Director and
                             and Principal                                 Sr. Vice President      Sr. Vice President
                             Executive Officer

D.H. Longhurst               Vice President,       Vice President,         Vice President,         Vice President,
                             Treasurer,            Treasurer,              Treasurer,              Treasurer,
                             Controller,           Controller, and         Controller,             Controller, and
                             Secretary and         Secretary               Secretary, and          Secretary
                             Principal Financial                           Financial Principal
                             Officer

R.L.Spaulding                Vice President        Chairman and Director   Director                Director


S.C. Bauer                   ------------          President and           ------------            ------------
                                                   Director

M.F.Murphy                   Director of Compliance

D.N. Evans                   Assistant             ------------            ------------            ------------
                             Controller

L. Mahaffey                  ------------          ------------            President               President

S.D. Collier                 Assistant Secretary   Assistant Secretary     Assistant Secretary     Assistant Secretary

S.                           Tracey Assistant Secretary Assistant Secretary
                             Assistant Secretary Assistant Secretary

Mr. Harbin is an Executive Vice President and Actuary of Safeco Life Insurance Company. Mr. Spaulding is the Treasurer and a Vice President of Safeco Corporation. Messrs. Harbin, and Spaulding are also Directors of other Safeco Corporation subsidiaries.

In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Portfolio that include furnishing office facilities, books, records and personnel to manage the Trust's and each Portfolio's affairs and paying certain expenses.

The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its Officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement, by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such Officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

SAM also serves as the investment adviser for other investment companies in addition to the Portfolios. Several of these investment companies have investment objectives similar to those of certain Portfolios. It is therefore possible that the same securities will be purchased for both a Portfolio and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. It is expected that the opportunity to participate in volume transactions will produce better executions and prices for a Portfolio, generally. In some cases, the price of a security allocated to one Portfolio may be higher or lower than the price of a security allocated to another fund.

For the services and facilities furnished by SAM, the Trust has agreed to pay an annual fee of 0.74% for the Core Equity, Growth Opportunities, Multi-Cap Core and Bond Portfolios, 0.65% for the Money Market Portfolio and 0.85% for the Small-Cap Value Portfolio computed on the basis of the average market value of the net assets of each Portfolio ascertained each business day and paid monthly. During its last three fiscal years, the Trust paid SAM the following investment advisory fees for each Portfolio for the fiscal years ended December 31, 2003, 2002, and 2001:


                                                For the Fiscal Year Ended
------------------------------- -------------------------- ------------------------- -------------------------
                                        December 31, 2003         December 31, 2002         December 31, 2001
------------------------------- -------------------------- ------------------------- -------------------------
Core Equity Portfolio                          $2,117,000                $2,494,000                $3,340,000
------------------------------- -------------------------- ------------------------- -------------------------
Growth Opportunities Portfolio
                                               $1,999,000                $2,401,000                $2,758,000
------------------------------- -------------------------- ------------------------- -------------------------
Multi-Cap Core
Portfolio                                        $319,000                  $356,000                  $480,000
------------------------------- -------------------------- ------------------------- -------------------------
Bond Portfolio                                   $393,000                  $352,000                  $302,000
------------------------------- -------------------------- ------------------------- -------------------------
Money Market Portfolio                           $182,000                  $199,000                  $196,000
------------------------------- -------------------------- ------------------------- -------------------------
Small-Cap
Value Portfolio                                  $256,000                  $208,000                  $145,000
------------------------------- -------------------------- ------------------------- -------------------------

Custodian. State Street Bank, 225 Franklin Street, Boston, MA 02110 is the custodian of the securities, cash, and other assets of each Portfolio under an agreement with the Trust.

Independent Auditor. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104 is the independent auditor that audits the financial statements of the Trust.

Transfer Agent. Safeco Services Corporation, 4854 154th PL NE, Redmond, WA 98052 is the transfer, dividend, and distribution disbursement and shareholder servicing agent for each Portfolio under an agreement with the Trust. Safeco Services is responsible for all required transfer agent activity, including maintenance of records for each Portfolio's shareholders, records of transactions involving each Portfolio's shares and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. Safeco Services is not compensated by the Trust or the Portfolios for these services.

Principal Underwriter. Safeco Securities, Inc. 4854 154th PL NE, Redmond, WA 98052 is the principal underwriter for each Portfolio. Safeco Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Trust has entered into a distribution agreement with Safeco Securities under which Safeco Securities shall distribute each Portfolio's shares on a continuous best efforts basis. Safeco Securities is not compensated by the Trust or the Portfolios for underwriting, distribution or other activities.

BROKERAGE PRACTICES

Brokers typically charge commissions or mark-ups/mark-downs to effect securities transactions. The Portfolios may also purchase securities from underwriters, the price of which will include a commission or concession paid by the issuer to the underwriter. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. Brokerage transactions involving securities of companies domiciled in countries other than the United States will normally be conducted on the principal stock exchanges of those countries. In most international markets, commission rates are not negotiable and may be higher than the negotiated commission rates available in the United States. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the United States.

SAM determines the broker-dealers through whom securities transactions for the Portfolios are executed. SAM may select a broker-dealer who may receive a commission for portfolio transactions exceeding the amount another broker-dealer would have charged for the same transaction if SAM determines that such amount of commission is reasonable in relation to the value of the brokerage and research services performed or provided by the broker-dealer, viewed in terms of either that particular transaction or SAM's overall responsibilities to the client for whose account such portfolio transaction is executed and other accounts advised by SAM. Research services include market information, analysis of specific issues, presentation of special situations and trading opportunities on a timely basis, advice concerning industries, economic factors and trends, portfolio strategy and performance of accounts. Research services come in the form of written reports, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office.

Research services are used in advising all accounts, including accounts advised by related persons of SAM, and not all such services are necessarily used by SAM in connection with the specific account that paid commissions to the broker-dealer providing such services. SAM does not acquire research services through the generation of credits with respect to principal transactions or transactions in financial futures.

The overall reasonableness of broker commissions paid is evaluated periodically. Such evaluation includes a review of what competing broker-dealers are willing to charge for similar types of services and what discounts are being granted by brokerage firms. The evaluation also considers the timeliness and accuracy of the research received.

The following table states the total amount of brokerage expenses for the Portfolios listed for the fiscal years ended December 31, 2003, December 31, 2002, and December 31, 2001, respectively:

                                        For the Fiscal Year Ended
--------------------------------- ---------------------- ---------------------- -------------------------
                                      December 31, 2003      December 31, 2002         December 31, 2001
--------------------------------- ---------------------- ---------------------- -------------------------
Core Equity Portfolio                          $259,000               $548,000                  $345,000
--------------------------------- ---------------------- ---------------------- -------------------------
Growth Opportunities Portfolio                 $705,000               $735,000                  $300,000
--------------------------------- ---------------------- ---------------------- -------------------------
Multi-Cap Core Portfolio                        $56,000                $46,000                   $62,000
--------------------------------- ---------------------- ---------------------- -------------------------
Small-Cap Value Portfolio                       $75,000                $72,000                   $44,000
--------------------------------- ---------------------- ---------------------- -------------------------

DISTRIBUTIONS AND TAX INFORMATION

Distributions

The Portfolios will receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders (the separate accounts of Participating Insurance Companies and Qualified Plans).

Any per-share dividend or distribution paid by a Portfolio reduces the Portfolio's net asset value per share on the date paid by the amount of the dividend or distribution per share. Dividends and other distributions will generally be made in the form of additional shares of the Portfolios.

Information on Dividends for the Money Market Portfolio

Because the Money Market Portfolio intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a significant factor in the computation of net income. If, however, in an unusual circumstance, the Money Market Portfolio experiences a realized gain or loss, shareholders of that Portfolio could receive an increased, reduced, or no dividend for a period of time. In such an event, the Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.

Tax Information

Each Portfolio is treated as a separate corporation for federal income tax purposes and intends to continue to qualify as a "regulated investment company"
(RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, a Portfolio must (1) distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of taxable net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) plus its net income excludable from gross income under section 103(a) of the Code ("Distribution Requirement"), (2) must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"), and (3) must satisfy certain diversification requirements. Each Portfolio intends to satisfy all such requirements, including making sufficient distributions to shareholders to relieve it from liability for federal income tax and the federal excise tax described below.

If a Portfolio failed to qualify for treatment as a RIC for any taxable year,
(1) it would be taxed at corporate rates on its taxable income for that year (even if it distributed that income to its shareholders) and (2) all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

A Portfolio will be subject to a 4% nondeductible federal Excise Tax on certain amounts not distributed on a timely basis in accordance with annual minimum distribution requirements. The Portfolios intend to seek to avoid the Excise Tax liability by satisfying those distribution requirements.

The excess of net long-term capital gains over net short-term capital loss realized by a Portfolio on portfolio transactions, when distributed by the Portfolio, is subject to long-term capital gains treatment under the Code, regardless of how long the Participating Insurance Company or Qualified Plan has held the shares of the Portfolio. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares.

The Trust and the Portfolios intend to comply with the requirements of Section 817(h) of the Internal Revenue Code and related regulations, including certain diversification requirements that are in addition to the diversification requirements of Subchapter M and the Investment Company Act. Failure to comply with the requirements of Section 817(h) could result in taxation of the insurance company and immediate taxation of the owners of variable contracts to the full extent of appreciation under the contracts.

Shares of a Portfolio underlying variable contracts that comply with the requirements of Section 817(h) and related regulations will generally be treated as owned by the insurance company and not by the owners of variable contracts. In that case, income derived from the appreciation in shares of the Portfolio would not be currently taxable to the owners of variable contracts. Owners of variable contracts that do not comply with the requirements of Section 817(h) would generally be subject to immediate taxation of the appreciation under the contracts.

Section 817(h) requires that the investment portfolios underlying variable life insurance and variable annuity contracts be "adequately diversified." Section 817(h) contains a safe harbor provision, which provides that a variable life insurance or variable annuity contract will meet the diversification requirements if, as of the close of each calendar quarter, (i) the assets underlying the contract meet the diversification standards for a regulated investment company under Subchapter M of the Internal Revenue Code and (ii) no more than 55% of the total assets of the account consist of cash, cash items, U.S. government securities and securities of regulated investment companies.

Treasury Department regulations provide an alternative test to the safe harbor provision to meet the diversification requirements. Under these regulations, an investment portfolio will be adequately diversified if (i) not more than 55% of the value of its total assets is represented by any one investment; (ii) not more than 70% of the value of its total assets is represented by any two investments; (iii) not more than 80% of the value of its total assets is represented by any three investments; and (iv) not more than 90% of the value of its total assets is represented by any four investments. These limitations are increased for investment portfolios that are invested in whole or in part of U.S. Treasury securities.

Stock of a regulated investment company, such as a Portfolio, held in an insurance company's separate accounts underlying variable life insurance or variable annuity contracts may be treated as a single investment for purposes of the diversification rules of Section 817(h). A special rule in Section 817(h), however, allows a shareholder of a regulated investment company to "look-through" the company and treat a pro rata share of the company's assets as owned directly by the shareholder. This special "look-through" rule may make it easier to comply with the diversification requirements of Section 817(h). To qualify for "look-through" treatment, public access to the regulated investment company must generally be limited to (i) the purchase of a variable contract,
(ii) life insurance companies' general accounts, and (iii) qualified pension or retirement plans. Interests in the Portfolios are sold only to insurance company separate accounts to fund the benefits of variable contracts, and may be sold to qualified pension and retirement plans.

Even if the diversification requirements of Section 817(h) are met, the owner of a variable contract might be subject to current federal income taxation if the owner has excessive control over the investments underlying the contract. The Treasury Department has indicated that guidelines might be forthcoming that address this issue. At this time, it is impossible to predict when they may be issued, what the guidelines will include and the extent, if any, to which they may be retroactive.

In order to maintain the variable contracts' status as annuities or insurance policies, the Trust may in the future find it necessary, and reserves the right, to take certain actions, including, without limitation, amending a Portfolio's investment objective (upon SEC or shareholder approval) or substituting shares of one Portfolio for another.

Special Tax Considerations - Investment in Derivatives or "Hedging"

Purchasing and writing (selling) options and futures involve complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Portfolio realizes in connection therewith. Gains from options and futures a Portfolio derives with respect to its business of investing in securities will be treated as qualifying income under the Income Requirement.

When a covered call option written (sold) by a Portfolio expires, the Portfolio realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

If a Portfolio has an "appreciated financial position," generally an interest (including an interest through an option or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest, the fair market value of which exceeds its adjusted basis, and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gain from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward currency contracts derived by the Portfolios with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) may affect the taxation of certain hedging instruments in which the Portfolios may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward currency contracts are personal property. Under that section any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under Section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Portfolio makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolios of straddle transactions are not entirely clear.

Special Tax Considerations - Investment in Foreign Securities

Any Portfolio that invests in foreign securities may be required to pay income, withholding, or other taxes to a foreign government ("foreign taxes"). Those taxes will reduce the Portfolio's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at 10% or 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding generally will be higher, often significantly so. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders.

Gains or losses resulting from exchange rate fluctuations between the time a Portfolio accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects the receivables or pays the liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward contracts or from dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security also are treated as ordinary gain or loss. If a Portfolio's distributions exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of its dividends may be treated as a return of capital to its shareholders for tax purposes. To minimize the risk of a return of capital, a Portfolio may adjust its dividends to take currency fluctuations into account, causing the dividends to vary.

Special Tax Considerations - Bond Portfolio

The Bond Portfolio may acquire zero coupon or other securities issued with original issue discount (OID)and/or Treasury inflation-indexed securities
(TIIS), on which principal is adjusted based on changes in the Consumer Price Index. As a holder of such securities, the Portfolio must take into account its income the portion of the OID that accrues on the securities and the amount of any prenicipal increase on TIIS, during the taxable year, even if it receives no corresponding payment on them during the year. Similarly, the Portfolio must include in its gross income securities it receives as "interest" on payment-in-kind securities. Because the Portfolio annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Portfolio's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Capital Loss Carryforwards
At December 31, 2003, these Portfolios had the following amounts of accumulated net realized losses on investment transactions that represented capital loss carryforwards for Federal income tax purposes, which expire as follows:



                                                           Amount (in thousands)        Expiration Dates
Core Equity Portfolio                                    $1,329,000; $8,113,000;             2008; 2009;
                                                         $26,936,000;$21,273,000              2010; 2011
Growth Opportunities Portfolio                          $54,387,000; $34,799,000              2010; 2011
Multi-Cap Core Portfolio                      $1,027,000; $9,838,000; $2,529,000        2009; 2010; 2011
Bond Portfolio                                                $138,000; $581,000              2008; 2010


FINANCIAL STATEMENTS

The financial statements for the Safeco Resource Series Trust and the report thereon of Ernst & Young LLP, independent auditor, is included in the Trust's 2003 annual report (filed electronically for the Trust on or about February 27, 2004, file number 811-04717), and incorporated herein by reference.

Portfolio of Investments as of December 31, 2003 Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statements of Changes in Net Assets for the Years Ended December 31, 2003 and December 31, 2002 Notes to Financial Statements

A copy of each Portfolio's annual report accompanies this Statement of Additional Information. Additional copies may be obtained by calling 1-800-472-3326 or by writing to the address on the first page of this Statement of Additional Information.

                                   APPENDIX A

DESCRIPTION OF RATINGS

Ratings by Moody's, S&P, and Fitch represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

Prime-1 -- Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

     o Leading market positions in well-established industries.

     o High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 -- Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1 -- A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 -- A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

PREFERRED STOCK RATINGS

Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinate to, a debt issue.

MOODY'S

aaa - An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa - An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a - An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa - An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba - An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b - An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa - An issue which is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca - An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

c - This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates that an issue ranks in the lower end of its generic rating category.

S&P
Please see rating definitions for S&P under "Bond Ratings."

BOND RATINGS

MOODY'S
Investment Grade:

Aaa -- Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A - Bonds which are rated "A" possess many favorable investment attributes and are to be considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated "Baa" are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Below Investment Grade:

Ba - Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds of this class.

B - Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P
Investment Grade:

AAA - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Below Investment Grade:

BB, B, CCC - Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

CC - An obligation rated "CC" is currently highly vulnerable to nonpayment.

C - A subordinated debt or preferred stock obligation rated "C" is CURRENTLY HIGHLY VULNERABLE to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R. - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

PLUS (+) OR MINUS (-): To provide more detailed indications of quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
Investment Grade:

AAA - "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.

AA - "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments.

A - "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, however, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB - "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Below Investment Grade:

BB, B, CCC, CC, C - Debt rated "BB", "B", "CCC", "CC" and "C" is regarded as having speculative characteristics and a possibility of credit risk, ranging from a possibility of credit risk at "BB", to a significant credit risk at "B", to a high default risk at "CCC", "CC" and "C."

PLUS (+) OR MINUS (-): The ratings may be modified from "AA" to "CCC" by the addition of a plus or minus sign to show relative standing within the major rating categories.

MUNICIPAL NOTES AND OTHER SHORT-TERM OBLIGATION RATINGS

MOODY'S
Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade (MIG).

MIG-1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3 - This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

S&P
Ratings for municipal notes and other short-term obligations are designated by S&P's note rating. S&P's note rating reflects the liquidity concerns and market-access risk unique to notes. Notes due in three years or less will likely receive a note rating.

SP-1 - Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

FITCH

F1 -Indicates the best capacity for timely payment of financial commitments.

F2 - A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 -The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B -Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                                   APPENDIX B


                            SAFECO MUTUAL FUND TRUSTS
                      PROXY VOTING POLICIES AND PROCEDURES

         Safeco Resource Series Trust ("the Trust") has adopted the following policies and procedures to determine how to vote proxies relating to portfolio securities held by each series of the Trust (each a "Portfolio").

1. Delegation. The Board of Trustees of the Trust (the "Board") has delegated to Safeco Asset Management Company ("SAM"), the Portfolios' investment adviser, the responsibility for voting proxies relating to portfolio securities held by a Portfolio as a part of the investment advisory services provided by SAM. All such proxy voting responsibilities shall be subject to the Board's continuing oversight. Notwithstanding this delegation of responsibilities, each Portfolio retains the right to vote proxies relating to its portfolio securities as it may deem appropriate.

2. Fiduciary Duty. SAM is a fiduciary to each Portfolio and must vote proxies in a manner consistent with the best interests of the Portfolio and its shareholders. Every reasonable effort should be made to vote proxies. However, SAM is not required to vote a proxy if it is not practicable to do so or it determines that the potential costs involved with voting a proxy outweigh the potential benefits to a Portfolio and its shareholders.

3. Proxy Voting Services. SAM may engage an independent proxy voting service to assist in the voting of proxies. Such service would be responsible for coordinating with a Trust's custodian to ensure that all applicable proxy materials received by the custodian are processed in a timely fashion.

4. Conflicts of Interest. The proxy voting guidelines of SAM shall address the procedures it would follow with respect to conflicts of interest.

5. Reports. SAM shall provide a quarterly report to the Board regarding its records of each proxy voted by SAM during the quarter, including any conflicts of interest information required by Section 4. Such report shall include the information required by Form N-PX for each proxy voted. In addition, SAM shall provide a quarterly report to the Board detailing the proxies, if any, that were not voted during the period and the reasons for such non-votes.

6. Review of Policies and Procedures. SAM shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents. Any such material change shall not apply to proxies voted for a Portfolio unless and until such change is approved by the Board.

7. Role of the Board. The Board shall oversee the proxy voting process and periodically review the Trust's proxy voting policies and procedures. The Board shall be assisted in this process by their independent legal counsel and SAM.

Dated:  July 24, 2003

                                  APPENDIX - C


                             Safeco Asset Management
                               Proxy Voting Policy
                              Overview & Guidelines
                                  July 1, 2003



GENERAL PROXY VOTING POLICY
Increased attention has been given to proxy voting disclosure, and to the guidelines large institutional shareholders -- such as mutual funds and other money managers -- follow when voting proxies. Because proxy issues may have an effect on the economic value of the underlying stock, the ability to vote proxies is increasingly viewed as an economic asset.

While public and regulatory interest is relatively new, it has long been Safeco Asset Management (SAM)'s policy to diligently vote all proxies in accordance with the best interest of its shareholders. Generally, the portfolio manager is responsible for all voting. In voting on each issue, the portfolio manager shall exercise his/her voting power in a prudent and diligent fashion. He/she must carefully evaluate all of the issues and ensure that in his/her judgment the vote is in the best interests of the shareholders.

The portfolio manager must act objectively and maintain independence, guarding always against any action that might reduce the rights of the shareholders. The portfolio manager must examine each proxy proposal to assess whether it will add to or detract from the value of the company over the expected time frame of the investment.

Further, the portfolio manager's judgments should reflect Safeco's interest in having a social conscience. Nonetheless, as a fiduciary, the portfolio manager must be sensitive to the interests of the shareholders of the company, striving to weigh the business benefits of corporate actions against the social costs.

The portfolio manager may vote against or abstain from voting on shareholder proposals regarding issues which he/she believes are best left to management's discretion and if management's past actions on these issues have not been harmful to the value of the company.

As do many other investment advisors and fund complexes, Safeco Asset Management uses a proxy voting service that votes proxies in accordance with the summarized guidelines referenced here. Situations in which SAM does not agree with the proxy vote decision of this service are carefully reviewed and decided on a case-by-case basis.

These guidelines -- developed by our voting service -- address regularly presented issues:

Auditors
Board of Directors
         Voting on Director Nominees in Uncontested Elections
         Classification/Declassification of the Board
         Independent Chairman
         Majority of Independent Directors/Establishment of Committees Shareholder Rights
         Shareholder Ability to Act by Written Consent
         Shareholder Ability to Call Special Meetings
         Supermajority Vote Requirements
         Cumulative Voting
         Confidential Voting
Proxy Contests
         Voting for Director Nominees in Contested Elections
         Reimbursing Proxy Solicitation Expenses
Poison Pills
Mergers and Corporate Restructurings
Reincorporation Proposals
Capital Structure
         Common Stock Authorization
         Dual-class Stock
Executive and Director Compensation
         Management Proposals Seeking Approval to Reprice Options
         Employee Stock Purchase Plans
         Shareholder Proposals on Compensation
Social and Environmental Issues

A formal process governs how SAM administers its proxy voting, both internally and with its outside proxy voting service. (For specific information, see "Proxy Voting Operations.")

CORPORATE GOVERNANCE
At Safeco Asset Management, when evaluating corporate governance proposals we attempt to balance shareholder rights without excessively restricting management's ability to make day-to-day decisions.

Voting guidelines on specific corporate governance concerns are summarized in the board of directors and executive and director compensation sections.

CONFLICTS OF INTEREST

The adherence by SAM to vote all proxies in the best interest of the shareholders, should prevent and resolve any potential conflicts of interest. It is important; however, that shareholders have access to our formal policy regarding these situations.

In addition to managing the investments for each of the Safeco Mutual Funds, SAM also manages investments for Safeco Corporation, other Safeco affiliates and a variety of other clients. As a result, various proxies can affect multiple client accounts. No attempt is made to coordinate proxy votes with respect to SAM's various clients. SAM votes proxies for each client irrespective of the interests of its other clients. In rare instances this may result in SAM, through its proxy voting service, voting the same proxy differently for some of its clients than for others. While there is no effort made to shield Fund managers from how other mangers at SAM are voting on a particular proxy, any instructions to vote a proxy contrary to the recommendation of the outside proxy service must have the concurrence of SAM's Proxy Committee, composed of at least three members made up of individuals selected from Compliance and Investment Management who are not directly involved in managing the fund(s) that received the proxy statement.

Sub-advisors
SAM has retained the investment management services of independent sub-advisors for some of its Mutual Funds. In those situations, SAM has delegated proxy voting to its sub-advisor who maintains its own proxy voting policies and procedures and who may at its discretion, use the same or a different proxy voting service than SAM. SAM neither retains a veto power over the sub-advisor's individual proxy votes nor attempts to influence the vote cast on behalf of shareholders by a sub-advisor. SAM does not communicate its preferences to its sub-advisors with respect to proxy voting. However, as with proxies voted by SAM for other Safeco affiliates, this may result in a sub-advisor voting differently than SAM on a particular proxy. While SAM expects these situations to be infrequent, SAM believes the investment manager closest to the specific issuer is in the best position to vote a proxy as it relates to the interests of a specific group of shareholders.

Influence
Safeco Corporation and its affiliates recognize the potential for conflicts among the interests of its many client groups. Any intentional internal attempt to influence a Fund manager's decision on how to vote any proxy with respect to a Safeco Mutual Fund is a violation of The Code of Business and Financial Conduct and Ethics (the "Code") for Safeco Corporation except to the extent that individual, or the entity he or she represents, is invested in the respective Fund. Failure to report such an attempt is also a violation of the Code. In some cases it may be readily apparent that the interests of Safeco Corporation or one or more of its affiliates differs from the interests of one or more groups of Mutual Fund shareholders. In those situations, SAM is expected to vote proxies on behalf of each of its clients based on SAM's good faith determination of each client's interests independent of the interests of Safeco Corporation, other Safeco affiliates and other Safeco Mutual Funds holding the same security. Any attempt to influence proxy voting with gifts or favors of any kind, or the acceptance thereof, is strictly prohibited and is punishable by termination of employment.

In some instances, external organizations claiming to represent groups of shareholders advise SAM of their position regarding certain proxy issues. Such advice is summarized and communicated to Fund managers to the extent it pertains to identifiable shareholder interests. However, Fund managers are required to vote proxies reasonably based on information they have at the time, in a manner they determine to be in the best interest of the majority of the Fund's shareholders.

SUMMARY

These guidelines serve as recommended courses of action or considerations that should be taken into account when evaluating proxy voting issues. These guidelines in no way alleviate a portfolio manager's duty in researching each issue or replace a manager's good judgment.


Proxy Voting Guidelines Summary

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

          o An auditor has a financial interest in or association with the company, and is therefore not independent

          o    Fees for non-audit services are excessive, or

          o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification  of the Board

Vote AGAINST proposals to classify the  board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent  Chairman  (Separate  Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by our definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: in the case of the contested election, management should be permitted to requester that the dissident group honors its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where we recommend in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.  Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis, shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.  Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.  Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.  Capital Structure

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by the voting service.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual Class Stock

Vote AGAINST proposals to create a new class of stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     --It is intended for financing purposes with minimal or no dilution to current shareholders

     --It is not designated to preserve the voting power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, the voting service values every award type. It will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholder's equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns

     o    Rationale for the repricing

     o    Value-for-value exchange

     o    Option vesting

     o    Term of the option

     o    Exercise price

     o    Participation

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value

     o    Offering period is 27 months or less, and

     o    Potential  voting  power  dilution  (VPD) is ten  percent or less

Vote AGAINST employee stock purchase plans where any of the opposite conditions exist.

Shareholder Proposals on Compensation
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Safeco Asset Management
Description of Proxy Voting Operations

A formal process governs how Safeco Asset Management (SAM) administers its proxy voting, both internally and with its proxy voting vendor:

     o SAM's proxy administrator creates and sends a file detailing its company holdings to the voting service.

     o The voting service processes this holdings file and generates company research information

     o SAM's Proxy Administrator receives a report from the voting service notifying SAM of upcoming company meetings. Information is then distributed to the appropriate portfolio managers.

     o The voting service mails one annual report per company to Safeco Asset Management for recordkeeping.

     o Each portfolio manager reviews the research information provided by the voting service, and may choose to override the voting agent recommendation or create exception votes before the meeting date.

     o If the portfolio manager agrees with the voting agency recommendation, the portfolio manager does not need to take further action per an implied consent agreement with the voting service.

     o If a portfolio manager disagrees with the recommendation of the voting service:

                  1. The manager consults SAM's proxy voting policy for guidance. The policy sets out high level guidelines and priorities, as well as guidance on specific topics.

                  2. If the topic is one that the manager has determined should be analyzed on a case-by-case basis, the portfolio manager and the analyst following the company submit their analysis of the issue to the Proxy Committee.

                  3. If there is agreement to vote contrary to the analysis of the outside proxy voting service, the portfolio manager will submit the change electronically to the service, and note the reason. The Director of Equity Research and the Proxy Committee will keep copies of the analysis.

     o Quarterly, the Director of Equity Research reviews a sample of reports summarizing proxy votes of Safeco Asset Management to ensure the voting agency service is fulfilling its duties and that Safeco Asset Management is complying with its fiduciary responsibilities.

     o Annually, the Director of Equity Research reviews proxies voted by Safeco's subadvisors. Access to the proxy voting policies of our subadvisors is available on our Web site at safecofunds.com.

     o Proxy vote results are posted to the Safeco Mutual Fund Web site on a quarterly basis beginning in mid 2004.

                                     PART C

                          SAFECO RESOURCE SERIES TRUST
                                     PART C
                                OTHER INFORMATION


ITEM 23. EXHIBITS



EXHIBIT
NUMBER              DESCRIPTION                                           PAGE
--------            -----------                                           ----
(1)       Trust Instrument/Certificate of Trust                           4/
          Exhibit A to Trust Instrument                                   Filed Herewith

(2)       Bylaws                                                          7/

(3)       Instruments Defining Rights of Security Holders                 3/

(4)       Investment Advisory and Management Contract                     6/
          Exhibit B to Investment Advisory and Management Contract        Filed Herewith

(5)       Form of Distribution Agreement                                  6/
          Exhibit A to Distribution Agreement                             Filed Herewith

(6)       Inapplicable

(7)       Custody Agreement with State Street                             1/
            Bank and Trust Company

          Amendment to Custody Agreement with                             2/
          State Street Bank and Trust Company

          Amendment to Custody Agreement with                             5/
          State Street Bank and Trust Company

(8a)      Transfer Agent Agreement                                        6/
          Exhibit A to Transfer Agent Agreement                           Filed Herewith

(8b)      Form of Shareholder Services Agreement                          7/

(9)       Opinion and Consent of Counsel                                  Filed Herewith
          (William E. Crawford)

(10)      Consent of Independent Auditors                                 Filed Herewith
          (Ernst & Young LLP)

(11)      Inapplicable

(12)      Agreement Governing Contribution to                             6/
          Safeco Resource Series Trust by
          Safeco Life Insurance Company dated
          June 23, 1986.

(13)      Inapplicable

(14)      Financial Data Schedules                                        Not Applicable

(15)      Inapplicable

(16)      Code of Ethics                                                  7/


1/ Filed as an exhibit to Post-Effective Amendment No. 18 filed with the SEC on April 22, 1997.

2/ Filed as an exhibit to Post-Effective Amendment No. 20 filed with the SEC on February 26, 1998.

3/        Incorporating by reference the relevant disclosure from Exhibits
          (1) and (2).

4/ Filed as an exhibit to Post-Effective Amendment No. 23 filed with the SEC on March 1, 2000.

5/ Filed as an exhibit to Post-Effective Amendment No. 24 filed with the SEC on or about April 30, 2001.

6/ Filed as an exhibit to Post-Effective Amendment No. 16 filed with the SEC on April 26, 1996.


7/ Filed as an exhibit to Post-Effective Amendment No. 27 filed with the SEC on April 30, 2003.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND


Safeco Corporation, a Washington corporation, owns 100% of Safeco Asset Management Company (SAM), Safeco Services Corporation (Safeco Services) and Safeco Securities, Inc. (Safeco Securities), each a Washington corporation. SAM is the investment advisor,

Safeco Services is the transfer agent and Safeco Securities is the principal underwriter for each of the Safeco Mutual Funds. The Safeco Mutual Funds consist of six Delaware business trusts: Safeco Common Stock Trust, Safeco Taxable Bond Trust, Safeco Tax-Exempt Bond Trust, Safeco Money Market Trust, Safeco Managed Bond Trust and Safeco Resource Series Trust. The Safeco Common Stock Trust consists of eight mutual funds: Safeco Growth Opportunities Fund, Safeco Core Equity Fund, Safeco Large-Cap Value Fund, Safeco Multi-Cap Core Fund, Safeco International Stock Fund, Safeco Balanced Fund, Safeco Small-Cap Value Fund, and Safeco Large-Cap Growth Fund. The Safeco Taxable Bond Trust consists of two mutual funds: Safeco Intermediate-Term U.S. Government Fund and Safeco High-Yield Bond Fund. The Safeco Tax-Exempt Bond Trust consists of three mutual funds: Safeco Intermediate-Term Municipal Bond Fund, Safeco Municipal Bond Fund and Safeco California Tax-Free Income Fund. The Safeco Money Market Trust consists of two mutual funds: Safeco Money Market Fund and Safeco Tax-Free Money Market Fund. The Safeco Managed Bond Trust consists of one mutual fund: Safeco Intermediate-Term Bond Fund. The Safeco Resource Series Trust consists of six mutual funds: Core Equity Portfolio, Growth Opportunities Portfolio, Multi-Cap Core Portfolio, Small-Cap Value Portfolio, Bond Portfolio and Money Market Portfolio.

Safeco Corporation, a Washington Corporation, owns 100% of the following Washington corporations: Safeco Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, Safeco Life Insurance Company, Safeco Assigned Benefits Service Company, Safeco Administrative Services, Inc., Safeco Properties, Inc., Safeco Asset Management Company, Safeco Securities, Inc., Safeco Services Corporation, Safeco Financial Products, Inc. and General America Corporation. Safeco Corporation owns 100% of Safeco National Insurance Company, a Missouri corporation, Safeco Insurance Company of Illinois, an Illinois corporation, Syndicate 138 Capital Limited, a UK Corporation, American States Insurance Company, American States Preferred Insurance Company, American Economy Insurance Company, each an Indiana corporation, and Barrier Ridge, LLC, a Delaware Limited Liability Company. General Insurance Company of America owns 100% of Safeco Insurance Company of Indiana, an Indiana corporation and Safeco General Agency, Inc., a Texas corporation. Safeco Insurance Company of America owns 100% of Safeco Surplus Lines Insurance Company and Emerald City Insurance Agency, Inc, both Washington corporations, Safeco Management Corporation, a New York corporation and Safeco Insurance Company of Oregon, an Oregon corporation. Safeco Life Insurance Company owns 100% of Safeco National Life Insurance Company, a Washington corporation, First Safeco National Life Insurance Company of New York, a New York corporation and American States Life Insurance Company, an Indiana corporation. Safeco Insurance Company of Illinois owns 100% of Insurance Company of Illinois, an Illinois corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation. Safeco Administrative Services, Inc. owns 100% of Employee Benefit Consultants, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of Safeco Investment Services, Inc., F.B. Beattie & Co., Inc. and Talbot

Financial Corporation, each a Washington corporation; Administrative Services Life Insurance Agency, Inc., an Ohio corporation, General America Corp. of Texas, a Texas corporation, Safeco Financial Institution Solutions, Inc., a California corporation, and Syndicate 138 Agency (Holdings) Limited, a U.K. corporation. General America Corp. of Texas is Attorney-in-fact for Safeco Lloyds Insurance Company and American States Lloyds Insurance Company, both Texas Lloyds organizations. Syndicate 138 Agency (Holdings) Limited owns 100% of Syndicate 138 Agency Limited, a U.K. corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Safeco Properties, Inc. owns 100% of the following Washington corporations: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of S.C. Bellevue, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of Winmar Metro, Inc., a Washington corporation, Capitol Court Corp., a Wisconsin corporation, SCIT, Inc., a Massachusetts corporation, Winmar Oregon, Inc., an Oregon corporation, and Winmar of the Desert, Inc., a California corporation.


All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement, in connection with its issuance of registered products.




ITEM 25.  INDEMNIFICATION

Under the Trust Instrument of the Registrant, the Registrant's trustees, officers, employees and agents are indemnified against certain liabilities, subject to specified conditions and limitations.

Under the indemnification provisions in the Registrant's Trust Instrument and subject to the limitations described in the paragraph below, every person who is, or has been, a trustee, officer, employee or agent of the Registrant shall be indemnified by the Registrant or the appropriate Series of the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being, or having been, a trustee, officer, employee or agent and against amounts paid or incurred by him or her in the settlement thereof. As used in this paragraph, "claim, " "action, " "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgements, amounts paid in settlement, fines, penalties and other liabilities.

No indemnification will be provided to a trustee, officer, employee or agent:
(i) who shall have been adjudicated by a court or body before which the proceeding was brought (a) to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant; or (ii) in the event of settlement, unless there has been a determination that such trustee, officer, employee or agent did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office;
(a) by the court or other body approving the settlement, (b) by the vote of at least a majority of a quorum of those trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor are the parties to the proceeding based upon a review of readily available facts (as opposed to a full trial type inquiry); or (c) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

To the maximum extent permitted by applicable law, expenses incurred in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described above may be paid by the Registrant or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such trustee, officer, employee or agent that such amount will be paid over by him or her to the Registrant or the applicable Series if it is ultimately determined that he or she is not entitled to indemnification under the Trust Instrument; provided, however, that either (i) such trustee, officer, employee or agent shall have provided appropriate security for such undertaking, (ii) the Registrant is insured against such losses arising out of such advance payments or (iii) either a majority of the trustees who are neither interested persons, as that term is defined by the Investment Company Act of 1940, of the Registrant nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such trustee, officer, employee or agent, will not be disqualified from indemnification under the Registrant's Trust Instrument.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, employees and agents of the Registrant pursuant to such provisions of the Trust Instrument or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, employee or agent of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such a trustee, officer, employee or agent in connection with the shares of any series of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Under an agreement with its distributor ("Distribution Agreement"), the Registrant has agreed to indemnify, defend and hold the distributor, the distributor's several directors, officers and employees, and any person who controls the distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the distributor, its directors, officers or employees, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading.

In no event shall anything contained in the Distribution Agreement be construed so as to protect the distributor against any liability to the Registrant or its shareholders to which the distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement, and further provided that the Registrant shall not indemnify the distributor for conduct set forth in this paragraph.

Under an agreement with its transfer agent ("Transfer Agent Agreement"), the Registrant has agreed to indemnify and hold the transfer agent harmless against any losses, claims, damages, liabilities or expenses (including reasonable attorneys' fees and expenses) resulting from: (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the transfer agent and/or the Registrant as a party, and is not based on and does not result from the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the transfer agent's performance under the Transfer Agent Agreement; or (2) any claim, demand, action or suit (except to the extent contributed to by the transfer agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the transfer agent acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the transfer agent acting in reliance upon advice reasonably believed by the transfer agent to have been given by counsel for the Registrant, or as a result of the transfer agent acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The investment adviser to the Registrant, SAM, serves as an adviser to: (a) twenty-five series (portfolios) of six registered investment companies, including six series of the Registrant and (b) a number of pension funds not affiliated with Safeco Corporation or its affiliates. The directors and officers of SAM serve in similar capacities with Safeco Corporation or its affiliates. The information set forth under "Investment Advisory and Other Services" in the Registrant's Statement of Additional Information is incorporated by reference.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) Safeco Securities, Inc., the principal underwriter for each class of each series of the Registrant, acts also as the principal underwriter for each class of each series of the Safeco Tax-Exempt Bond Trust, Safeco Taxable Bond Trust, Safeco Money Market Trust, Safeco Managed Bond Trust and Safeco Common Stock Trust. In addition, Safeco Securities, Inc. is the principal underwriter for the sale of variable annuity contracts (Safeco Resource Variable Account B, Safeco Separate Account C and Safeco Deferred Variable Annuity Account) and variable universal life insurance policies (Safeco Separate Account SL) issued by Safeco Life Insurance Company, and variable annuity contracts (First Safeco Separate Account S) issued by First Safeco National Life Insurance Company of New York.

(b) The information set forth under "Investment Advisory and Other Services" in the Statement of Additional Information is incorporated by reference.

(c) Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


State Street Bank (formerly State Street Bank and Trust Company), 225 Franklin Street, Boston Massachusetts, 02110, maintains physical possession of the accounts, books and documents of the Registrant relating to its activities as custodian of the Registrant. Safeco Asset Management Company, Two Union Square, 25th Floor, Seattle, Washington 98101, maintains physical possession of all trades and certain other information relating to the Registrant. Safeco Asset Management Company maintains certain Registrant accounting and administrative records at 4854 - 154th Place NE, Redmond, WA 98052. The Registrant's Principal Underwriter, Safeco Securities Inc., maintains physical possession of records relating to the distribution of shares at 4854 - 154th Place NE, Redmond, WA 98052. The Registrant's Shareholder records and all other accounts, books or documents relating to the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, are maintained by Safeco Services Corporation at 4854 - 154th Place NE, Redmond,
WA 98052.


ITEM 29.  MANAGEMENT SERVICES

Inapplicable.

ITEM 30.  UNDERTAKINGS

Inapplicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Redmond, and State of Washington on the 29th day of April, 2004.

                                      SAFECO RESOURCE SERIES TRUST

                                      By: /s/ ROGER F. HARBIN
                                          -------------------
                                          Roger F. Harbin, President, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


NAME                            TITLE                                          DATE
----                            -----                                          ----
/s/ ROGER F. HARBIN             President, Chairman, and Principal Executive   April 29, 2004
----------------------------    Officer
Roger F. Harbin

RONALD L. SPAULDING*            Vice President                                 April 29, 2004
----------------------------
Ronald L. Spaulding

/s/ DAVID H. LONGHURST          Vice President, Controller, Treasurer and      April 29, 2004
----------------------------    Secretary
David H. Longhurst

BARBARA J. DINGFIELD*           Trustee                                        April 29, 2004
----------------------------
Barbara J. Dingfield

RICHARD E. LUNDGREN*            Trustee                                        April 29, 2004
----------------------------
Richard E. Lundgren

LARRY L. PINNT*                 Trustee                                        April 29, 2004
----------------------------
Larry L. Pinnt

JOHN W. SCHNEIDER*              Trustee                                        April 29, 2004
----------------------------
John W. Schneider

SCOTT M. BOGGS*                 Trustee                                        April 29, 2004
----------------------------
Scott M. Boggs



                                  *By /s/ ROGER F. HARBIN
                                      -------------------
                                      Roger F. Harbin, Attorney-in-Fact

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President

ATTEST:

/s/ David H. Longhurst
----------------------
    David H. Longhurst
    Secretary



           NAME                                     TITLE
           ----                                     -----
    /s/ Roger F. Harbin              Chairman, Trustee and Sr. Vice President
-------------------------
        Roger F. Harbin

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President

ATTEST:

/s/ David H. Longhurst
-----------------------
     David H. Longhurst
     Secretary



            NAME                                 TITLE
            ----                                 ------
    /s/ Ronald L. Spaulding                   Vice President
---------------------------
        Ronald L. Spaulding

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Assistant Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President
ATTEST:

/s/ Stephen D. Collier
-----------------------
     Stephen D. Collier
     Assistant Secretary



           NAME                                    TITLE
           ----                                    -----
    /s/ David H. Longhurst                     Vice President
------------------------------                   Controller
        David H. Longhurst                       Secretary
                                                 Treasurer
                                        (Principal Financial Officer)

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President
ATTEST:

/s/ David H. Longhurst
-----------------------
     David H. Longhurst
     Secretary



           NAME                                 TITLE
           ----                                 -----
    /s/ Scott M. Boggs                         Trustee
---------------------------
        Scott M. Boggs

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President
ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary



               NAME                                TITLE
               ----                                -----
    /s/ Barbara J. Dingfield                      Trustee
------------------------------
        Barbara J. Dingfield

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary



               NAME                                 TITLE
               ----                                 -----
    /s/ Richard E. Lundgren                        Trustee
------------------------------
        Richard E. Lundgren

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President
ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary



               NAME                               TITLE
               ----                               -----
    /s/ Larry L. Pinnt                           Trustee
-------------------------
        Larry L. Pinnt

                                POWER OF ATTORNEY

SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, each a Delaware business trust (the "Trusts"), and their undersigned officer/trustee, hereby nominate, constitute and appoint Roger F. Harbin and Kevin A. Rowell (with full power to each of them to act alone) their/his/her true and lawful attorney-in-fact and agent, for them/him/her and on their/his/her behalf and in their/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trusts' registration statements on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as well as any and all registration statements on Form N-14, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares of beneficial interest of the Trusts, any such amendment or registration statement and any and all supplements thereto or to any prospectus or statement of additional information forming a part of the registration statement, as well as any and all exhibits and other documents necessary or desirable to the amendment or supplement process, granting to such attorneys and each of them, full power and authority to do and perform each and every act requisite and necessary and/or appropriate as fully and with all intents and purposes as the Trusts themselves and the undersigned officer/trustee himself/herself might or could do.

IN WITNESS WHEREOF, SAFECO COMMON STOCK TRUST, SAFECO TAXABLE BOND TRUST, SAFECO TAX-EXEMPT BOND TRUST, SAFECO MANAGED BOND TRUST, SAFECO MONEY MARKET TRUST, and SAFECO RESOURCE SERIES TRUST, have caused this power of attorney to be executed in its name by its President and attested by its Secretary, and the undersigned officer/trustee has executed such power of attorney, on the 27th day of June, 2003.

                                        SAFECO COMMON STOCK TRUST
                                        SAFECO TAXABLE BOND TRUST
                                        SAFECO TAX-EXEMPT BOND TRUST
                                        SAFECO MANAGED BOND TRUST
                                        SAFECO MONEY MARKET TRUST
                                        SAFECO RESOURCE SERIES TRUST

                                        By: /s/ Kevin A. Rowell
                                            -------------------
                                                 Kevin A. Rowell
                                                 President

ATTEST:

/s/ David H. Longhurst
----------------------
     David H. Longhurst
     Secretary



               NAME                                 TITLE
               ----                                 -----
    /s/ John W. Schneider                          Trustee
----------------------------
         John W. Schneider